ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Federated Managed Allocation Portfolios (formerly, Managed Series Trust) for the 12-month period from December 1, 1998 through November 30, 1999.

It begins with investment reviews by each Portfolio's manager, which describes economic and market conditions and their impact on fund strategy. Following the investment reviews are a complete list of each Portfolio's holdings and the financial statements.

These Portfolios offer you an extremely well-diversified approach to investing for a range of objectives--from income to conservative growth, moderate growth, and growth.

Fund-by-fund highlights over the period are as follows:

Federated Managed Income Portfolio (formerly, Federated Managed Income Fund) invests in a well- diversified portfolio that focuses on bonds. At the end of the reporting period, approximately 80% of the fund's $130 million in assets was invested across a broad range of U.S. and foreign government and corporate bonds. The remainder of the portfolio was invested across U.S. stocks.

Over the fund's fiscal year, Institutional Shares delivered a total return of 1.22%1 through dividends totaling $0.54 per share and capital gains totaling $0.31 per share. Select Shares produced a total return of 0.52%1 through dividends totaling $0.47 per share and capital gains totaling $0.31 per share.

Federated Managed Conservative Growth Portfolio (formerly, Federated Managed Growth and Income Fund) invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, 57.3% of the fund's $217 million in assets was invested in U.S. and foreign bonds, with the remainder diversified across a range of US and foreign stocks.2

Over the fund's fiscal year, Institutional Shares delivered a total return of 5.11%1 through dividends totaling $0.45 per share and capital gains totaling $0.47 per share. Select Shares produced a total return of 4.29%1 through, dividends totaling $0.37 per share and capital gains totaling $0.47 per share.

Federated Managed Moderate Growth Portfolio (formerly, Federated Managed Growth
Fund) invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, 61.9% of the fund's $265 million in assets was invested across stocks, including large-company value, large-company growth, small-company value, small-company growth, and foreign. The rest of the portfolio was diversified among U.S. and foreign bonds.2

Over the fund's fiscal year, Institutional Shares delivered a total return of 11.00%/1/ through a $0.40 increase in share price, dividends totaling $0.35 per share and capital gains totaling $0.60 per share. Select Shares produced a total return of 10.26%1 through a $0.40 increase in share price, dividends totaling $0.26 per share and capital gains totaling $0.60 per share.

Federated Managed Growth Portfolio (formerly, Federated Managed Aggressive Growth Fund) invests in a well-diversified portfolio that focuses on stocks. At the end of the reporting period, 81.1% of the fund's $162 million in assets was invested across stocks, including large-cap value, large-cap growth, small-cap value, small-cap growth, and foreign stocks. The rest of the portfolio consisted of U.S. and foreign bonds./2/

Over the fund's fiscal year, Institutional Shares delivered a total return of 14.83%1 through a $1.05 increase in share price, dividends totaling $0.20 per share and capital gains totaling $0.72 per share. Select Shares produced a total return of 14.05%1 through a $1.05 increase in share price, dividends totaling $0.10 per share and capital gains totaling $0.72 per share.

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Allocation Portfolios. As always, we invite your comments and suggestions.

Sincerely,

/s/ Glen R. Johnson

Glen R. Johnson
President
January 15, 2000

1 Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Investment Review

PERFORMANCE FOR 12 MONTHS ENDED NOVEMBER 30, 1999

The 12-month reporting period ended November 30, 1999 was a generally favorable one for financial assets, and Federated Managed Income Portfolio participated in the advance. For the 12 months ended November 30, 1999, an investor in the Institutional Shares had a total return of 1.22%,* while an investor in the Select Shares had a total return of 0.52%.* As usual, performance among asset classes showed wide variation. Stocks of large U.S. companies did especially well as investors continued to favor large capitalization growth stocks, while utility stocks had an exceptionally poor year. The U.S. stock markets set new all-time highs during the summer, but then embarked on a decline for several months before rebounding in October. Bonds, in contrast to stocks, spent much of the 12 months under pressure as interest rates rose in response to increases in short-term interest rates by the Federal Reserve Board (the "Fed").

ASSET ALLOCATION AS OF NOVEMBER 30, 1999

Federated Managed Income Portfolio operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as nine asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at November 30, 1999.

Asset Categories as a Percentage of Total Assets
Asset Category                                Percentage as of
                                             November 30, 1999
Bonds/1/                                                       81
U.S. Treasury Securities                                       31
Mortgage-Backed Securities                                     23
Investment Grade Corporate Bonds                               18
High Yield Corporate Bonds                                      5
Foreign Bonds                                                   4
Equities/1/                                                    18
Large Company Stocks                                           13
Utility Stocks                                                  5

1 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on November 30, 1999 have been included under the appropriate equity asset category.

The fund has a normal allocation to stocks in recognition of the risks associated with the rise in interest rates which occurred during the past twelve months. During this period, the Fed acted to increase short- term interest rates on three occasions. Historically, a sequence of interest rate increases by the Fed has been a precursor to a fall in stock prices. While the current strength of the U.S. economy is likely to provide support for stock prices in the near term, the combination of rising interest rates and an overvalued stock market has substantially increased the risk of holding an overweight position in stocks.

*Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Structure of the Bond Portfolio

Management has kept a defensive bond position to reduce interest rate risk, since bond prices fall when interest rates rise. During the past year, the continued strong growth in the U.S. economy and the strengthening growth rates in the economies of Europe and Asia have increased concerns among investors that higher global demand will lead to higher inflation rates. Anticipating that these concerns would also lead to higher interest rates, fund management has maintained a shorter than normal bond duration for most of the past twelve months.

  Within the bond portfolio, higher yielding bonds such as mortgage-backed securities and high yield bonds were emphasized during the first part of the year because of the higher than normal yield advantage which these securities offered. These overweight positions helped performance as investors were gradually willing to pay more for these securities when the global economy continued to grow without incident. As the yield advantage declined, the emphasis on these securities was reduced.

Structure of the Equity Portfolio

Within the equity portfolio, the large cap stock and utility categories are currently held at their normal weights. Large cap stocks have been strong performers for much of this year as the large cap growth sector led by technology stocks continued to exhibit remarkable price appreciation. Utility stocks significantly trailed the rise in large cap stocks in recent months. This is partly due to the sensitivity of utility stocks to increases in interest rates. However, the higher yield advantage that utility stocks offer and the improved relative valuation following their weaker performance make a normal weight in utilities appropriate at this time.

Investment Review

Performance For 12 Months Ended November 30, 1999

The 12-month reporting period ended November 30, 1999 was a generally favorable one for financial assets, and Federated Managed Conservative Growth Portfolio participated in the advance. For the 12 months ended November 30, 1999, an investor in the Institutional Shares had a total return of 5.11%,* while an investor in the Select Shares had a total return of 4.29%.* As usual, performance among asset classes showed wide variation. Stocks of large U.S. companies did especially well as investors continued to favor large capitalization growth stocks, while utility stocks had an exceptionally poor year. The U.S. stock markets set new all-time highs during the summer, but then embarked on a decline for several months before rebounding in October. Bonds, in contrast to stocks, spent much of the 12 months under pressure as interest rates rose in response to increases in short-term interest rates by the Federal Reserve Board (the "Fed").

Asset Allocation as of November 30, 1999

Federated Managed Conservative Growth Portfolio operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as nine asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at November 30, 1999.

Asset Categories as a Percentage of Total Assets

Asset Category                                Percentage as of
                                             November 30, 1999
Bonds/1/                                                       57
U.S. Treasury Securities                                       19
Mortgage-Backed Securities                                     16
Investment Grade Corporate Bonds                               14
High Yield Corporate Bonds                                      4
Foreign Bonds                                                   4
Equities/1/                                                    42
Large Company Stocks                                           31
Utility Stocks                                                  4
Small Company Stocks                                            3
Foreign Stocks                                                  4

1 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on November 30, 1999 have been included under the appropriate equity asset category.

The fund has a normal allocation to stocks in recognition of the risks associated with the rise in interest rates which occurred during the past twelve months. During this period, the Fed acted to increase short- term interest rates on three occasions. Historically, a sequence of interest rate increases by the Fed has been a precursor to a fall in stock prices. While the current strength of the U.S. economy is likely to provide support for stock prices in the near term, the combination of rising interest rates and an overvalued stock market has substantially increased the risk of holding an overweight position in stocks.

*Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Structure of the Bond Portfolio

Management has kept a defensive bond position to reduce interest rate risk, since bond prices fall when interest rates rise. During the past year, the continued strong growth in the U.S. economy and the strengthening growth rates in the economies of Europe and Asia have increased concerns among investors that higher global demand will lead to higher inflation rates. Anticipating that these concerns would also lead to higher interest rates, fund management has maintained a shorter than normal bond duration for most of the past twelve months.

  Within the bond portfolio, higher yielding bonds such as mortgage-backed securities and high yield bonds were emphasized during the first part of the year because of the higher than normal yield advantage which these securities offered. These overweight positions helped performance as investors were gradually willing to pay more for these securities when the global economy continued to grow without incident. As the yield advantage declined, the emphasis on these securities was reduced.

Structure of the Equity Portfolio

Within the equity portfolio, the foreign stock and large cap growth stock categories are currently held at above their normal allocations. Large cap stocks have been strong performers for much of this year as the large cap growth sector led by technology stocks continued to exhibit remarkable price appreciation. The recovery of the Japanese economy and the strengthening of the European economies has also improved the relative performance of foreign stock markets. This stronger relative performance combined with a weaker U.S. dollar has made foreign stocks especially attractive for U.S. investors.

Investment Review

Performance For 12 Months Ended November 30, 1999

The 12-month reporting period ended November 30, 1999 was a generally favorable one for financial assets, and Federated Managed Moderated Growth Portfolio participated in the advance. For the 12 months ended November 30, 1999, an investor in the Institutional Shares had a total return of 11.00%,* while an investor in the Select Shares had a total return of 10.26%.* As usual, performance among asset classes showed wide variation. Stocks of large U.S. companies did especially well as investors continued to favor large capitalization growth stocks. The U.S. stock markets set new all-time highs during the summer, but then embarked on a decline for several months before rebounding in October. Bonds, in contrast to stocks, spent much of the 12 months under pressure as interest rates rose in response to increases in short-term interest rates by the Federal Reserve Board (the "Fed").

Asset Allocation as of November 30, 1999

Federated Managed Moderate Growth Portfolio operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as nine asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at November 30, 1999.

Asset Categories as a Percentage of Total Assets

Asset Category                             Percentage as of
                                          November 30, 1999

Bonds/1/                                                   37
U.S. Treasury Securities                                   13
Mortgage-Backed Securities                                  8
Investment Grade Corporate Bonds                            7
High Yield Corporate Bonds                                  5
Foreign Bonds                                               4
Equities/1/                                                62
Large Company Stocks                                       36
Small Company Stocks                                       12
Foreign Stocks                                             13

1 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on November 30, 1999 have been included under the appropriate equity asset category.

The fund has a normal allocation to stocks in recognition of the risks associated with the rise in interest rates which occurred during the past twelve months. During this period, the Fed acted to increase short- term interest rates on three occasions. Historically, a sequence of interest rate increases by the Fed has been a precursor to a fall in stock prices. While the current strength of the U.S. economy is likely to provide support for stock prices in the near term, the combination of rising interest rates and an overvalued stock market has substantially increased the risk of holding an overweight position in stocks.

*Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Structure of the Bond Portfolio

Management has kept a defensive bond position to reduce interest rate risk, since bond prices fall when interest rates rise. During the past year, the continued strong growth in the U.S. economy and the strengthening growth rates in the economies of Europe and Asia have increased concerns among investors that higher global demand will lead to higher inflation rates. Anticipating that these concerns would also lead to higher interest rates, fund management has maintained a shorter than normal bond duration for most of the past twelve months.

  Within the bond portfolio, higher yielding bonds such as mortgage-backed securities and high yield bonds were emphasized during the first part of the year because of the higher than normal yield advantage which these securities offered. These overweight positions helped performance as investors were gradually willing to pay more for these securities when the global economy continued to grow without incident. As the yield advantage declined, the emphasis on these securities was reduced.

Structure of the Equity Portfolio

Within the equity portfolio, the foreign stock and large cap growth stock categories are currently held at above their normal allocations. Large cap stocks have been strong performers for much of this year as the large cap growth sector led by technology stocks continued to exhibit remarkable price appreciation. The recovery of the Japanese economy and the strengthening of the European economies has also improved the relative performance of foreign stock markets. This stronger relative performance combined with a weaker U.S. dollar has made foreign stocks especially attractive for U.S. investors.

Investment Review

Performance For 12 Months Ended November 30, 1999

The 12 month reporting period ended November 30, 1999 was a generally favorable one for financial assets, and Federated Managed Growth Portfolio participated in the advance. For the 12 months ended November 30, 1999, an investor in the Institutional Shares had a total return of 14.83%,* while an investor in the Select Shares had a total return of 14.05%.* As usual, performance among asset classes showed wide variation. Stocks of large U.S. companies did especially well as investors continued to favor large capitalization growth stocks. The U.S. stock markets set new all-time highs during the summer, but then embarked on a decline for several months before rebounding in October. Bonds, in contrast to stocks, spent much of the 12 months under pressure as interest rates rose in response to increases in short-term interest rates by the Federal Reserve Board (the "Fed").

Asset Allocation as of November 30, 1999

Federated Managed Growth Portfolio operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as nine asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at November 30, 1999.

Asset Categories as a Percentage of Total Assets

Asset Category                             Percentage as of
                                          November 30, 1999

Bonds/1/                                                   17
U.S. Treasury Securities                                   10
High Yield Corporate Bonds                                  4
Foreign Bonds                                               3
Equities/1/                                                81
Large Company Stocks                                       49
Small Company Stocks                                       15
Foreign Stocks                                             17

1 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on November 30, 1999 have been included under the appropriate equity asset category.

The fund has a normal allocation to stocks in recognition of the risks associated with the rise in interest rates which occurred during the past twelve months. During this period, the Fed acted to increase short- term interest rates on three occasions. Historically, a sequence of interest rate increases by the Fed has been a precursor to a fall in stock prices. While the current strength of the U.S. economy is likely to provide support for stock prices in the near term, the combination of rising interest rates and an overvalued stock market has substantially increased the risk of holding an overweight position in stocks.

*Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Structure of the Bond Portfolio

Management has kept a defensive bond position to reduce interest rate risk, since bond prices fall when interest rates rise. During the past year, the continued strong growth in the U.S. economy and the strengthening growth rates in the economies of Europe and Asia have increased concerns among investors that higher global demand will lead to higher inflation rates. Anticipating that these concerns would also lead to higher interest rates, fund management has maintained a shorter than normal bond duration for most of the past twelve months.

  Within the bond portfolio, higher yielding bonds such as mortgage-backed securities and high yield bonds were emphasized during the first part of the year because of the higher than normal yield advantage which these securities offered. These overweight positions helped performance as investors were gradually willing to pay more for these securities when the global economy continued to grow without incident. As the yield advantage declined, the emphasis on these securities was reduced.

Structure of the Equity Portfolio

Within the equity portfolio, the foreign stock and large cap growth stock categories are currently held at above their normal allocations. Large cap stocks have been strong performers for much of this year as the large cap growth sector led by technology stocks continued to exhibit remarkable price appreciation. The recovery of the Japanese economy and the strengthening of the European economies has also improved the relative performance of foreign stock markets. This stronger relative performance combined with a weaker U.S. dollar has made foreign stocks especially attractive for U.S. investors.

Shareholder Meeting Results

A Special Meeting of Shareholders of Federated Managed Income Portfolio (formerly, Federated Managed Income Fund) (the "Fund"), a portfolio of Federated Managed Allocation Portfolios (formerly, Managed Series Trust) (the "Trust"), was held on November 23, 1999. On September 24, 1999, the record date for shareholders voting at the meeting, there were 12,571,505 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1: To elect seven Trustees.

                                                                   Shares Voted For  Shares Withheld Authority
Thomas G. Bigley                                                          7,420,689                     47,123
Nicholas P. Constantakis                                                  7,421,688                     46,124
John F. Cunningham                                                        7,416,382                     51,430
J. Christopher Donahue                                                    7,428,082                     39,730
Charles F. Mansfield, Jr.                                                 7,419,926                     47,886
John E. Murray, Jr., J.D., S.J.D.                                         7,422,782                     45,030
John S. Walsh                                                             7,426,225                     41,587

AGENDA ITEM 2: To make changes to the Fund's fundamental investment policies:
  (a) To approve amending the Fund's fundamental investment policy regarding diversification:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             7,014,368        94,398         60,915          298,131

  (b) To approve amending the Fund's fundamental investment policy regarding borrowing money and issuing senior securities:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             6,962,249       123,041         84,392          298,131

  (c) To approve amending the Fund's fundamental investment policy regarding investments in real estate:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             6,982,684       118,814         68,184          298,131

  (d) To approve amending the Fund's fundamental investment policy regarding investments in commodities:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             6,962,795       153,283         53,605          298,130

  (e) To approve amending the Fund's fundamental investment policy regarding underwriting securities:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             6,985,132       120,030         64,521          298,130

  (f) To approve amending the Fund's fundamental investment policy regarding lending by the Fund:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             6,992,233       125,633         51,816          298,131

  (g) To approve amending the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry:
                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             7,009,241       102,303         58,138          298,131

  (h) To approve amending, and making non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             6,963,432       137,336         68,915          298,130

  (i) To approve amending, and making non-fundamental, the Fund's fundamental investment policy regarding pledging assets:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             6,960,902       139,885         68,895          298,131

AGENDA ITEM 3: To approve eliminating the Fund's fundamental investment policy regarding selling securities short:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             6,963,650       146,673         59,359          298,131

AGENDA ITEM 4: To approve restating the Fund's fundamental investment objective to provide that the Fund shall seek total return with an emphasis on income and potential for capital appreciation:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             7,013,258        93,601         62,823          298,131

AGENDA ITEM 5: To approve amendments to, and a restatement of, the Trust's Declaration of Trust:

  (a) To approve an amendment to, and restatement of, the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale or conveyance of the assets of the Trust to another trust or corporation:
                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             7,033,388        74,778         61,517          298,130

  (b) To approve an amendment to, and restatement of, the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval:
                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             6,746,364       356,760         66,558          298,131


Shareholder Meeting Results

A Special Meeting of Shareholders of Federated Managed Conservative Growth Portfolio (formerly, Federated Managed Growth and Income Fund) (the "Fund"), a portfolio of Federated Managed Allocation Portfolios (formerly, Managed Series Trust) (the "Trust"), was held on November 23, 1999. On September 24, 1999, the record date for shareholders voting at the meeting, there were 18,786,274 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1: To elect seven Trustees.

                                                                   Shares Voted For  Shares Withheld Authority
Thomas G. Bigley                                                         11,927,255                     45,337
Nicholas P. Constantakis                                                 11,927,255                     45,337
John F. Cunningham                                                       11,926,501                     46,091
J. Christopher Donahue                                                   11,919,368                     53,224
Charles F. Mansfield, Jr.                                                11,926,523                     46,069
John E. Murray, Jr., J.D., S.J.D.                                        11,927,255                     45,337
John S. Walsh                                                            11,927,255                     45,337

AGENDA ITEM 2: To make changes to the Fund's fundamental investment policies:
  (a) To approve amending the Fund's fundamental investment policy regarding diversification:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,036,946       139,967        359,881          435,799

  (b) To approve amending the Fund's fundamental investment policy regarding borrowing money and issuing senior securities:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             10,949,857       183,324        403,613          435,799

  (c) To approve amending the Fund's fundamental investment policy regarding investments in real estate:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             10,959,225       203,125        374,444          435,799

  (d) To approve amending the Fund's fundamental investment policy regarding investments in commodities:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             10,913,873       220,041        402,879          435,799

  (e) To approve amending the Fund's fundamental investment policy regarding underwriting securities:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,013,597       160,467        362,730          435,799

  (f) To approve amending the Fund's fundamental investment policy regarding lending by the Fund:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             10,940,452       201,314        395,028          435,799

  (g) To approve amending the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry:
                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             10,978,013       156,559        402,222          435,799

  (h) To approve amending, and making non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             10,816,084       212,214        508,496          435,799

  (i) To approve amending, and making non-fundamental, the Fund's fundamental investment policy regarding pledging assets:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             10,946,459       190,170        400,165          435,799

AGENDA ITEM 3: To approve eliminating the Fund's fundamental investment policy regarding selling securities short:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             10,897,183       240,675        398,936          435,799

AGENDA ITEM 4: To approve restating the Fund's fundamental investment objective to provide that the Fund shall seek total return with an emphasis on income and capital appreciation:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,322,851       132,073         81,870          435,799

AGENDA ITEM 5: To approve amendments to, and a restatement of, the Trust's Declaration of Trust:

  (a) To approve an amendment to, and restatement of, the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale or conveyance of the assets of the Trust to another trust or corporation:
                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,327,752       131,715         77,327          435,799

  (b) To approve an amendment to, and restatement of, the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval:
                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             10,565,741       872,887         98,166          435,799


Shareholder Meeting Results

A Special Meeting of Shareholders of Federated Managed Moderate Growth Portfolio (formerly, Federated Managed Growth Fund) (the "Fund"), a portfolio of Federated Managed Allocation Portfolios (formerly, Managed Series Trust) (the "Trust"), was held on November 23, 1999. On September 24, 1999, the record date for shareholders voting at the meeting, there were 19,889,054 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1: To elect seven Trustees.

                                                                   Shares Voted For  Shares Withheld Authority
Thomas G. Bigley                                                         12,600,141                     72,114
Nicholas P. Constantakis                                                 12,596,906                     75,349
John F. Cunningham                                                       12,600,141                     72,114
J. Christopher Donahue                                                   12,598,896                     73,359
Charles F. Mansfield, Jr.                                                12,600,141                     72,114
John E. Murray, Jr., J.D., S.J.D.                                        12,600,141                     72,114
John S. Walsh                                                            12,600,141                     72,114

AGENDA ITEM 2: To make changes to the Fund's fundamental investment policies:
  (a) To approve amending the Fund's fundamental investment policy regarding diversification:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,597,522       441,989         89,967          542,778

  (b) To approve amending the Fund's fundamental investment policy regarding borrowing money and issuing senior securities:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,555,335       459,066        115,077          542,778

  (c) To approve amending the Fund's fundamental investment policy regarding investments in real estate:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,624,656       417,163         87,659          542,778

  (d) To approve amending the Fund's fundamental investment policy regarding investments in commodities:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,565,320       453,449        110,709          542,778

  (e) To approve amending the Fund's fundamental investment policy regarding underwriting securities:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,588,378       447,672         93,428          542,778

  (f) To approve amending the Fund's fundamental investment policy regarding lending by the Fund:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,582,594       437,068        109,816          542,778

  (g) To approve amending the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry:
                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,602,930       433,227         93,321          542,778

  (h) To approve amending, and making non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,533,252       455,075        141,151          542,778

  (i) To approve amending, and making non-fundamental, the Fund's fundamental investment policy regarding pledging assets:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,567,928       447,829        113,721          542,778

AGENDA ITEM 3: To approve eliminating the Fund's fundamental investment policy regarding selling securities short:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,549,034       477,969        102,475          542,778

AGENDA ITEM 4: To approve restating the Fund's fundamental investment objective to provide that the Fund shall seek capital appreciation with income as a secondary objective:

                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,867,564       164,708         97,206          542,778

AGENDA ITEM 5: To approve amendments to, and a restatement of, the Trust's Declaration of Trust:

  (a) To approve an amendment to, and restatement of, the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale or conveyance of the assets of the Trust to another trust or corporation:
                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             11,630,036       409,669         89,773          542,778

  (b) To approve an amendment to, and restatement of, the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval:
                                               Shares        Shares         Shares          Broker
                                               Voted          Voted       Abstaining       Non-Vote
                                                For          Against
                                             10,892,241     1,146,203         91,034          542,778


Shareholder Meeting Results

A Special Meeting of Shareholders of Federated Managed Growth Portfolio (formerly, Federated Managed Aggressive Growth Fund) (the "Fund"), a portfolio of Federated Managed Allocation Portfolios (formerly, Managed Series Trust) (the "Trust"), was held on November 23, 1999. On September 24, 1999, the record date for shareholders voting at the meeting, there were 10,560,466 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1: To elect seven Trustees.

                                                                   Shares Voted For  Shares Withheld Authority
Thomas G. Bigley                                                          5,761,502                     58,278
Nicholas P. Constantakis                                                  5,758,328                     61,452
John F. Cunningham                                                        5,760,131                     59,649
J. Christopher Donahue                                                    5,761,496                     58,284
Charles F. Mansfield, Jr.                                                 5,761,492                     58,288
John E. Murray, Jr., J.D., S.J.D.                                         5,761,492                     58,288
John S. Walsh                                                             5,761,492                     58,288

AGENDA ITEM 2: To make changes to the Fund's fundamental investment policies:
  (a) To approve amending the Fund's fundamental investment policy regarding diversification:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,432,755       143,640         20,386          222,999

  (b) To approve amending the Fund's fundamental investment policy regarding borrowing money and issuing senior securities:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,358,764       163,982         74,035          222,999

  (c) To approve amending the Fund's fundamental investment policy regarding investments in real estate:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,425,466       148,235         23,080          222,999

  (d) To approve amending the Fund's fundamental investment policy regarding investments in commodities:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,359,194       214,576         23,011          222,999

  (e) To approve amending the Fund's fundamental investment policy regarding underwriting securities:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,328,850       207,440         60,491          222,999

  (f) To approve amending the Fund's fundamental investment policy regarding lending by the Fund:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,409,924       162,715         24,142          222,999

  (g) To approve amending the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry:
                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,373,003       184,135         39,643          222,999

  (h) To approve amending, and making non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,335,243       212,326         49,212          222,999

  (i) To approve amending, and making non-fundamental, the Fund's fundamental investment policy regarding pledging assets:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,406,935       162,455         27,391          222,999

AGENDA ITEM 3: To approve eliminating the Fund's fundamental investment policy regarding selling securities short:

                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,343,934       228,710         24,137          222,999

AGENDA ITEM 4: To approve amendments to, and a restatement of, the Trust's Declaration of Trust:

  (a) To approve an amendment to, and restatement of, the Trust's Declaration of Trust to require the approval by a majority of the outstanding voting shares in the event of the sale or conveyance of the assets of the Trust to another trust or corporation:
                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,441,606       126,209         28,966          222,999

  (b) To approve an amendment to, and restatement of, the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets without seeking shareholder approval:
                                              Shares        Shares         Shares          Broker
                                               Voted         Voted       Abstaining       Non-Vote
                                                For         Against
                                             5,015,283       559,733         21,765          222,999

Federated Managed Income Portfolio-Institutional Shares
(formerly, Federated Managed Income Fund)

Growth of $25,000 Invested in Federated Managed Income Portfolio

"Graphic representation "A" omitted.  See Appendix."

The graph below illustrates the hypothetical investment of $25,000* in Federated Managed Income Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1999 compared to the Lehman Brothers Government/Corporate Index (LBG/CI)+ and the Managed Income Indices Blend
(MIIB).++

Average Annual Total Return for the Period Ended
November 30, 1999

1 Year                                                     1.22%
5 Years                                                    8.29%
Start of Performance (5/25/94)                             7.59%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. * The Fund's performance assumes the reinvestment of all dividends and distributions. The LBG/CI and the MIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

+ The LBG/CI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++The MIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 15% Standard and Poor's 500 Index, 5% Standard and Poor's Utility Index, 15% Lehman Brothers Long Treasury Index, 15% Lehman Brothers Intermediate Treasury Index, 20% Lehman Brothers Mortgage Index, 20% Lehman Brothers Intermediate Corporate Index, 5% Lehman Brothers Single B Rated Index, and 5% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Federated Managed Income Portfolio-Select Shares
(formerly, Federated Managed Income Fund)

Growth of $10,000 Invested in Federated Managed Income Portfolio

"Graphic representation "B" omitted.  See Appendix."

The graph below illustrates the hypothetical investment of $10,000* in Federated Managed Income Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1999 compared to the Lehman Brothers Government/Corporate Index (LBG/CI)+ and the Managed Income Indices Blend
(MIIB).++

Average Annual Total Return for the Period Ended
November 30, 1999

1 Year                                                           0.52%
5 Years                                                          7.50%
Start of Performance (5/25/94)                                   6.82%


Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The LBG/CI and the MIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

+ The LBG/CI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++The MIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 15% Standard and Poor's 500 Index, 5% Standard and Poor's Utility Index, 15% Lehman Brothers Long Treasury Index, 15% Lehman Brothers Intermediate Treasury Index, 20% Lehman Brothers Mortgage Index, 20% Lehman Brothers Intermediate Corporate Index, 5% Lehman Brothers Single B Rated Index, and 5% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Federated Managed Conservative Growth Portfolio-
Institutional Shares

(formerly, Federated Managed Growth and Income Fund)

Growth of $25,000 Invested in Federated Managed Conservative Growth Portfolio

"Graphic representation "C" omitted.  See Appendix."

The graph below illustrates the hypothetical investment of $25,000* in Federated Managed Conservative Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1999 compared to the Lehman Brothers Government/Corporate Index (LBG/CI)+ and the Managed Conservative Growth Indices Blend (MCGIB).++

Average Annual Total Return for the Period Ended
November 30, 1999

1 Year                                                          5.11%
5 Years                                                        10.84%
Start of Performance (5/25/94)                                  9.77%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The LBG/CI and the MCGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

+ The LBG/CI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++The MCGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 30% Standard and Poor's 500 Index, 2.5% Russell 2000 Index, 5% Standard and Poor's Utility Index, 2.5% Morgan Stanley Capital International Europe Australia Far East Index, 10% Lehman Brothers Long Treasury Index, 10% Lehman Brothers Intermediate Treasury Index, 15% Lehman Brothers Mortgage Index, 15% Lehman Brothers Intermediate Corporate Index, 5% Lehman Brothers Single B Rated Index, and 5% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Federated Managed Conservative Growth Portfolio-Select Shares
(formerly, Federated Managed Growth and Income Fund)

Growth of $10,000 Invested in Federated Managed conservative growth portfolio

"Graphic representation "D" omitted.  See Appendix."

The graph below illustrates the hypothetical investment of $10,000* in Federated Managed Conservative Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1999 compared to the Lehman Brothers Government/Corporate Index (LBG/CI)+ and the Managed Conservative Growth Indices Blend (MCGIB).++

Average Annual Total Return for the Period Ended
 November 30, 1999

1 Year                                                      4.29%
5 Years                                                    10.09%
Start of Performance (5/25/94)                              9.02%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The LBG/CI and the MCGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

+ The LBG/CI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++The MCGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 30% Standard and Poor's 500 Index, 2.5% Russell 2000 Index, 5% Standard and Poor's Utility Index, 2.5% Morgan Stanley Capital International Europe Australia Far East Index, 10% Lehman Brothers Long Treasury Index, 10% Lehman Brothers Intermediate Treasury Index, 15% Lehman Brothers Mortgage Index, 15% Lehman Brothers Intermediate Corporate Index, 5% Lehman Brothers Single B Rated Index, and 5% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Federated Managed Moderate Growth Portfolio-
Institutional Shares

(formerly, Federated Managed Growth Fund)

Growth of $25,000 Invested in Federated Managed Moderate Growth Portfolio

"Graphic representation "E" omitted.  See Appendix."

The graph below illustrates the hypothetical investment of $25,000* in Federated Managed Moderate Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1999 compared to the Standard and Poor's 500 Index (S&P 500)+ and the Managed Moderate Growth Indices Blend (MMGIB).++

Average Annual Total Return for the Period Ended
November 30, 1999

1 Year                                                          11.00%
5 Years                                                         13.79%
Start of Performance (5/25/94)                                  12.29%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MMGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++The MMGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 40% Standard and Poor's 500 Index, 10% Russell 2000 Index, 10% Morgan Stanley Capital International Europe Australia Far East Index, 7.5% Lehman Brothers Intermediate Treasury Index, 7.5% Lehman Brothers Long Treasury Index, 7.5% Lehman Brothers Mortgage Index, 7.5% Lehman Brothers Intermediate Corporate Index, 5% Lehman Brothers Single B Rated Index, and 5% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Federated Managed Moderate Growth Portfolio-Select Shares
(formerly, Federated Managed Growth Fund)

Growth of $10,000 Invested in Federated Managed Moderate Growth Portfolio

"Graphic representation "F" omitted.  See Appendix."

The graph below illustrates the hypothetical investment of $10,000* in the Federated Managed Moderate Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1999 compared to the Standard and Poor's 500 Index (S&P 500)+ and the Managed Moderate Growth Indices Blend (MMGIB).++

Average Annual Total Return for the Period Ended
November 30, 1999

1 Year                                                     10.26%
5 Years                                                    12.99%
Start of Performance (5/25/94)                             11.52%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MMGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++The MMGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 40% Standard and Poor's 500 Index, 10% Russell 2000 Index, 10% Morgan Stanley Capital International Europe Australia Far East Index, 7.5% Lehman Brothers Intermediate Treasury Index, 7.5% Lehman Brothers Long Treasury Index, 7.5% Lehman Brothers Mortgage Index, 7.5% Lehman Brothers Intermediate Corporate Index, 5% Lehman Brothers Single B Rated Index, and 5% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Federated Managed Growth portfolio-Institutional Shares

(formerly, federated Managed Aggressive Growth Fund)

Growth of $25,000 Invested in Federated Managed Growth Portfolio

"Graphic representation "G" omitted.  See Appendix."

The graph below illustrates the hypothetical investment of $25,000* in the Federated Managed Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1999 compared to the Standard and Poor's 500 Index (S&P 500)+ and the Managed Growth Indices Blend (MGIB).++

Average Annual Total Return for the Period Ended
November 30, 1999

1 Year                                                         14.83%
Years                                                          15.28%
Start of Performance (5/25/94)                                 13.56%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++The MGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 50% Standard and Poor's 500 Index, 15% Russell 2000 Index, 15% Morgan Stanley Capital International Europe Australia Far East Index, 5% Lehman Brothers Intermediate Treasury Index, 5% Lehman Brothers Long Treasury Index, 5% Lehman Brothers Single B Rated Index, and 5% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Federated Managed Growth Portfolio-Select Shares
(formerly, Federated Managed Aggressive Growth Fund)

Growth of $10,000 In Federated managed Growth portfolio

"Graphic representation "H" omitted.  See Appendix."

The graph below illustrates the hypothetical investment of $10,000* in the Federated Managed Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 1999 compared to the Standard and Poor's 500 Index (S&P 500)+ and the Managed Growth Indices Blend (MGIB).++

Average Annual Total Return for the Period Ended
November 30, 1999

1 Year                                                     14.05%
5 Years                                                    14.52%
Start of Performance (5/25/94)                             12.82%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++The MGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 50% Standard and Poor's 500 Index, 15% Russell 2000 Index, 15% Morgan Stanley Capital International Europe Australia Far East Index, 5% Lehman Brothers Intermediate Treasury Index, 5% Lehman Brothers Long Treasury Index, 5% Lehman Brothers Single B Rated Index, and 5% JP Morgan Global Traded Index Excluding U.S. Each index is reported net of sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.




Portfolio of Investments
Federated Managed Income Portfolio

(FORMERLY, FEDERATED MANAGED INCOME FUND)

NOVEMBER 30, 1999

Shares                                                                          Value in
                                                                            U.S. Dollars
                 STOCKS-18.1%
                 LARGE-COMPANY GROWTH STOCKS-5.7%
                 Basic Materials-0.0%
         600     Monsanto Co.                                               $    25,313
                 Capital Goods-0.5%
         800     Allied-Signal, Inc.                                             47,850
         500     Avery Dennison Corp.                                            29,687
       3,500     General Electric Co.                                           455,000
       1,000     Miller Herman, Inc.                                             22,875
         500  /1/SCI Systems, Inc.                                               33,938
       1,000     United Technologies Corp.                                       56,500
         710     Waste Management, Inc.                                          11,538
                 TOTAL                                                          657,388
                 Communication Services-0.4%
         600     BroadWing Inc.                                                  17,475
       2,370  /1/MCI Worldcom, Inc.                                             195,969
       2,884     SBC Communications, Inc.                                       149,788
       1,750     Vodafone AirTouch PLC, ADR                                      82,578
                 TOTAL                                                          445,810
                 Consumer Cyclicals-0.5%
         400  /1/Abercrombie & Fitch Co., Class A                                12,950
         600     Block (H&R), Inc.                                               25,800
         600  /1/Convergys Corp.                                                 16,388
         300     Costco Wholesale Corp.                                          27,506
         500     Dayton-Hudson Corp.                                             35,281
         900     Gap (The), Inc.                                                 36,450
         700     Harley Davidson, Inc.                                           42,700
       1,400     Home Depot, Inc.                                               110,688
         500     Lowe's Cos., Inc.                                               24,906
         400     Maytag Corp.                                                    19,075
         750  /1/Staples, Inc.                                                   17,625
       1,600     TJX Cos., Inc.                                                  41,900
       2,600     Wal-Mart Stores, Inc.                                          149,825
                 TOTAL                                                          561,094
                 Consumer Staples-0.9%
         800  /1/AT&T Corp. - Liberty Media Group, Inc., Class A                 33,450
         500     Avon Products, Inc.                                             18,219
       1,000     Campbell Soup Co.                                               44,625
         300     Cardinal Health, Inc.                                           15,694
       2,200     Coca-Cola Co.                                                  148,086
         400     Colgate-Palmolive Co.                                           21,950
         600     Comcast Corp., Class A                                          27,111
       1,100     Dial Corp.                                                      30,869
         800     Gillette Co.                                                    32,150
         500     Heinz (H.J.) Co.                                                20,937
       1,900     McDonald's Corp.                                                85,500
         888     McKesson HBOC, Inc.                                             20,757
       1,600     PepsiCo, Inc.                                                   55,300
       3,000     Philip Morris Cos., Inc.                                        78,938
       1,400     Procter & Gamble Co.                                           151,200
         600     Quaker Oats Co.                                                 39,150
       1,400  /1/Safeway, Inc.                                                   51,625
       1,200     Sara Lee Corp.                                                  29,100
         600     Sysco Corp.                                                     22,838
       1,400     Time Warner, Inc.                                               86,363
         760  /1/Tricon Global Restaurants, Inc.                                 31,540
       2,100     UST, Inc.                                                       55,913
         800  /1/Viacom, Inc., Class A                                           39,850
       3,200     Walt Disney Co.                                                 89,200
                 TOTAL                                                        1,230,365
                 Energy-0.0%
         600     Halliburton Co.                                                 23,212
                 Financials-0.4%
         300     American Express Co.                                            45,394
       1,935     American International Group, Inc.                             199,789
         714     Associates First Capital Corp., Class A                         23,740
       1,500     Fannie Mae                                                      99,938
         600     Household International, Inc.                                   23,738
       1,800     MBNA Corp.                                                      45,450
         600     Providian Financial Corp.                                       47,475
         500     Schwab (Charles) Corp.                                          18,969
                 TOTAL                                                          504,493
                 Health Care-0.9%
       1,600     Abbott Laboratories                                             60,800
       1,000     American Home Products Corp.                                    52,000
       1,600  /1/Amgen, Inc.                                                     72,900
         400     Baxter International, Inc.                                      27,025
       2,400     Bristol-Myers Squibb Co.                                       175,350
       1,200     Guidant Corp.                                                   60,000
         700  /1/HEALTHSOUTH, Corp.                                               3,981
       1,200     Johnson & Johnson                                              124,500
         700     Lilly (Eli) & Co.                                               50,225
       1,600     Medtronic, Inc.                                                 62,200
       2,800     Merck & Co., Inc.                                              219,800
       2,700     Pfizer, Inc.                                                    97,706
       1,600     Schering Plough Corp.                                           81,800
         500     United Healthcare Corp.                                         25,969
         800  /1/Universal Health Services, Inc., Class B                        26,350
         700     Warner-Lambert Co.                                              62,781
                 TOTAL                                                        1,203,387
                 Technology-2.1%
       2,400  /1/America Online, Inc.                                           174,450
         700  /1/Applied Materials, Inc.                                         68,206
         800  /1/BMC Software, Inc.                                              58,250
       3,900  /1/Cisco Systems, Inc.                                            347,831
         600  /1/Compuware Corp.                                                 20,287
       2,000  /1/Dell Computer Corp.                                             86,000
         300  /1/EMC Corp. Mass                                                  25,069
       1,600     First Data Corp.                                                69,200
         600  /1/Gateway, Inc.                                                   45,825
       1,000     Hewlett-Packard Co.                                             94,875
       3,200     Intel Corp.                                                    245,400
       2,400     International Business Machines Corp.                          247,350
         800  /1/Lexmark International Group, Class A                            66,400
       3,860     Lucent Technologies, Inc.                                      282,021
       4,400  /1/Microsoft Corp.                                                400,606
       1,350  /1/Oracle Corp.                                                    91,547
         400  /1/PanAmSat Corp.                                                  17,025
         800  /1/Seagate Technology, Inc.                                        29,600
       1,200  /1/Sun Microsystems, Inc.                                         158,700
       1,200  /1/Tellabs, Inc.                                                   77,850
       1,000     Texas Instruments, Inc.                                         96,063
         800     Xerox Corp.                                                     21,650
         200  /1/Yahoo, Inc.                                                     42,550
                 TOTAL                                                        2,766,755
                 TOTAL LARGE-COMPANY GROWTH STOCKS                            7,417,817

                 LARGE-COMPANY VALUE STOCKS-4.6%
                 Basic Materials-0.3%
         800     Air Products & Chemicals, Inc.                                  25,900
       1,000     Alcoa, Inc.                                                     65,500
       4,079     Archer-Daniels-Midland Co.                                      50,733
         500     Bemis Co., Inc.                                                 15,750
         600     Dow Chemical Co.                                                70,275
         825     Du Pont (E.I.) de Nemours & Co.                                 49,036
         600     Hercules, Inc.                                                  14,250
         600     International Paper Co.                                         31,313
         600     Martin Marietta Materials                                       22,763
         300     PPG Industries, Inc.                                            17,569
                 TOTAL                                                          363,089
                 Capital Goods-0.3%
       1,100     Boeing Co.                                                      44,894
         900     Caterpillar, Inc.                                               41,738
         400     Cooper Industries, Inc.                                         17,175
         600     Crown Cork & Seal Co., Inc.                                     12,225
         800     Dover Corp.                                                     34,700
         400     Emerson Electric Co.                                            22,800
         500     Hillenbrand Industries, Inc.                                    17,094
         800     Ingersoll-Rand Co.                                              38,750
         500     Johnson Controls, Inc.                                          27,250
         500     Minnesota Mining & Manufacturing Co.                            47,781
         500     Northrop Grumman, Corp.                                         28,094
       1,100     Parker-Hannifin Corp.                                           51,769
                 TOTAL                                                          384,270
                 Communication Services-0.6%
       3,690     AT&T Corp.                                                     206,179
       3,400     Bell Atlantic Corp.                                            215,263
       1,900     BellSouth Corp.                                                 87,756
       1,900     GTE Corp.                                                      138,700
         800     Sprint Corp. (FON Group)                                        55,500
       1,000     U.S. West, Inc.                                                 62,063
                 TOTAL                                                          765,461
                 Consumer Cyclicals-0.2%
       1,600     Ford Motor Co.                                                  80,800
         500     Gannett Co., Inc.                                               35,781
         900     General Motors Corp.                                            64,800
       3,100  /1/K Mart Corp.                                                    30,806
         789     Limited, Inc.                                                   33,483
       1,200     Masco Corp.                                                     30,300
         450     May Department Stores Co.                                       15,131
         500     Sears, Roebuck & Co.                                            17,094
       1,400     Service Corp. International                                     10,588
                 TOTAL                                                          318,783
                 Consumer Staples-0.1%
         300  /1/AMFM, Inc.                                                      21,206
       1,367     CBS Corp.                                                       71,084
         600     Dole Food, Inc.                                                  9,600
       1,100     Kimberly-Clark Corp.                                            70,263
         100  /1/MediaOne Group, Inc.                                             7,925
       1,300     Nabisco Group Holdings Corp.                                    15,031
                 TOTAL                                                          195,109
                 Energy-0.5%
         700     Atlantic Richfield Co.                                          67,463
       1,000  /1/BJ Services Co.                                                 34,875
         900     Chevron Corp.                                                   79,706
       1,106     Conoco, Inc., Class B                                           28,963
       2,800     Exxon Corp.                                                    222,075
         900     Mobil Corp.                                                     93,881
       1,700     Occidental Petroleum Corp.                                      37,294
         600     Phillips Petroleum Co.                                          28,688
       1,300     Sunoco, Inc.                                                    33,231
         400     Texaco, Inc.                                                    24,375
       1,500     USX-Marathon Group                                              39,656
                 TOTAL                                                          690,207
                 Financials-1.1%
       2,296     Allstate Corp.                                                  60,127
       2,065     Bank of America Corp.                                          120,803
       1,000     Bank of New York Co., Inc.                                      39,875
         441     Bear Stearns Cos., Inc.                                         17,998
         900     CIGNA Corp.                                                     74,025
         900     Chase Manhattan Corp.                                           69,525
       4,975     Citigroup, Inc.                                                268,028
       2,000     First Union Corp.                                               77,375
       1,710     Fleet Boston Financial Corp.                                    64,659
         900  /1/Golden State Bancorp, Inc.                                      17,494
         900     KeyCorp                                                         24,300
         500     Loews Corp.                                                     32,000
         800     MBIA, Inc.                                                      40,000
         300     MGIC Investment Corp.                                           16,950
         950     Marsh & McLennan Cos., Inc.                                     74,694
       1,400     Mellon Financial Corp.                                          51,013
         200     Merrill Lynch & Co., Inc.                                       16,125
         200     Morgan, J.P. & Co., Inc.                                        26,300
         700     Morgan Stanley, Dean Witter, Discover & Co.                     84,438
       1,200     Old Republic International Corp.                                15,000
         500     PNC Bank Corp.                                                  27,875
         400     SunTrust Banks, Inc.                                            27,950
         800     Torchmark Corp.                                                 25,400
       1,512     Washington Mutual, Inc.                                         43,848
       1,400     Wells Fargo Co.                                                 65,100
                 TOTAL                                                        1,380,902
                 Health Care-0.1%
       1,800     Pharmacia & Upjohn, Inc.                                        98,438
                 Technology-0.2%
         900     Eastman Kodak Co.                                               55,687
         900     Electronic Data Systems Corp.                                   57,881
         500     Motorola, Inc.                                                  57,125
       1,000     Raytheon Co., Class A                                           29,125
                 TOTAL                                                          199,818
                 Transportation-0.1%
         600  /1/AMR Corp.                                                       36,525
       1,800     Burlington Northern Santa Fe                                    52,200
       1,600     Ryder Systems, Inc.                                             36,100
                 TOTAL                                                          124,825
                 Utilities-1.1%
       1,100     CMS Energy Corp.                                                36,575
       6,500     Coastal Corp.                                                  229,125
         750     Columbia Energy Group                                           47,063
         900     Constellation Energy Group                                      26,494
       6,200     Dominion Resources, Inc.                                       281,325
       9,700     Reliant Energy, Inc.                                           240,681
      13,400     Southern Co.                                                   313,225
       9,200     Texas Utilities Co.                                            329,475
                 TOTAL                                                        1,503,963
                 TOTAL LARGE-COMPANY VALUE STOCKS                             6,024,865
                 UTILITY STOCKS-3.2%
                 Electric Utilities: Central-0.3%
       4,000     Ameren Corp.                                                   138,500
       6,000     Central & SouthWest Corp.                                      120,000
       4,400     Unicom Corp.                                                   140,525
                 TOTAL                                                          399,025
                 Electric Utilities: East-0.7%
       4,300  /1/AES Corp.                                                      249,131
       4,400     Consolidated Edison Co.                                        151,800
       3,200     GPU, Inc.                                                      102,400
       6,800     Peco Energy Co.                                                223,975
       3,700     Public Service Enterprises Group, Inc.                         129,500
                 TOTAL                                                          856,806
                 Electric Utilities: South-0.5%
       2,100     Carolina Power & Light Co.                                      63,263
       7,600     Duke Energy Corp.                                              385,225
       4,500     Entergy Corp.                                                  124,031
       3,600     FPL Group, Inc.                                                157,500
                 TOTAL                                                          730,019
                 Electric Utilities: West-0.8%
       3,800     American Electric Power Co., Inc.                              119,225
       3,500     DTE Energy Co.                                                 115,719
       9,500     Edison International                                           251,750
       6,800     FirstEnergy Corp.                                              158,525
      11,100     P G & E Corp.                                                  248,363
       8,200     Pacificorp                                                     167,764
                 TOTAL                                                        1,061,346
                 Natural Gas Distribution-0.3%
       3,200     Consolidated Natural Gas Co.                                   205,200
       6,800     Sempra Energy                                                  125,800
                 TOTAL                                                          331,000

Shares or                                                                                          Value in
Principal                                                                                      U.S. Dollars
Amount
      14,000       Enron Corp.                                                                 $    532,875
       8,400       Williams Companies, Inc.                                                         283,500
                   TOTAL                                                                            816,375
                   TOTAL UTILITY STOCKS                                                           4,194,571
                   FUTURES CONTRACTS COLLATERAL-24.6%
$  6,000,000       United States Treasury Bill, 12/16/1999                                        5,993,940
                   TOTAL STOCKS (IDENTIFIED COST $14,224,799)                                    23,631,193
                   BONDS-80.8%
                   TREASURY AND GOVERNMENT SECURITIES-30.6%
                   Repurchase Agreement-5.3%/3/
   6,915,000       Societe Generale, New York, 5.680%, dated 11/30/1999, due                      6,915,000
                   12/1/1999 (at amortized cost)
                   U.S. Treasury Securities-25.3%
     493,000       United States Treasury Bond, 6.125%, 11/15/2027                                  469,735
  10,200,000       United States Treasury Bond, 7.250%, 5/15/2004                                10,619,934
   3,900,000       United States Treasury Note, 5.500%, 3/31/2003                                 3,831,009
   9,097,000       United States Treasury Note, 6.000%, 8/15/2009                                 8,984,652
   2,000,000       United States Treasury Note, 6.500%, 10/15/2006                                2,023,700
   6,879,000       United States Treasury Note, 6.625%, 5/15/2007                                 7,010,595
                   TOTAL                                                                         32,939,625
                   TOTAL TREASURY AND GOVERNMENT SECURITIES                                      39,854,625
                   HIGH YIELD BONDS-5.2%/4/
     773,987       The High Yield Bond Portfolio                                                  6,749,166
                   MORTGAGE-BACKED SECURITIES-23.2%/4/
   3,149,691       Federated Mortgage Core Portfolio                                             30,363,017
                   INVESTMENT GRADE BONDS-18.3%
                   Aerospace & Defense-0.2%
     250,000       McDonnell Douglas Finance, Note, 9.4%, 10/15/2001                                250,000
                   Automobiles-0.3%
     400,000       Dana Corp., Note, 7.%, 3/15/2028                                                 356,284
                   Banking-1.8%
     100,000       City National Bank, Sub. Note, 6.375%, 1/15/2008                                  92,612
     470,000    /5/Den Danske Bank, Note, 7.40% 6/15/2010                                           462,001
     200,000       National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                            205,878
     285,000       PNC Funding Corp, Sub. Note, 6.875%, 7/15/2007                                   275,546

Principal                                                                                             Value in
Amount                                                                                              U.S. Dollars
$       500,000         Republic New York Corp., Sub. Note, 7.75%, 5/15/2009                              502,770
        350,000         Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005                    356,261
        470,000      /5/Swedbank, Sub., 7.50% 11/1/2006                                                   447,258
                        TOTAL                                                                           2,342,326
                        Beverage & Tobacco-0.2%
        100,000         Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                                   97,411
        200,000         Phillip Morris Cos., Inc., Deb., 9.25%, 2/15/2000                                 200,978
                        TOTAL                                                                             298,389
                        Cable Television-0.7%
        800,000         Continental Cablevision, Sr. Deb., 9.5%, 8/1/2013                                 894,336
                        Chemicals & Plastics-0.3%
        350,000      /5/Bayer Corp., Deb., 6.5%, 10/1/2002                                                347,105
                        Consumer Products-0.3%
        400,000      /5/International Speedway, Series C, 7.875%, 10/15/2004                              398,348
                        Ecological Services & Equipment-0.2%
        250,000         USA Waste Services, Inc., Note, 6.125%, 7/15/2001                                 236,520
                        Education-0.2%
        300,000         Boston University, 7.625%, 7/15/2097                                              277,917
                        Electronics-0.5%
        700,000         Anixter Intl., Inc., Company Guarantee, 8%, 9/15/2003                             687,974
                        Entertainment-0.1%
        200,000         Viacom, Inc., Sr. Note, 7.75%, 6/1/2005                                           204,064
                        Finance - Automotive-0.7%
        700,000         Ford Motor Credit Corp., Unsub., 6.875%, 6/05/2001                                696,911
        165,000         GMAC, Medium Term Note, 7.50%, 5/25/2000                                          165,934
                        TOTAL                                                                             862,845
                        Finance - Retail-0.4%
        250,000         Household Finance, Deb., 6.45%, 2/1/2009                                          233,990
        300,000         Sears Roebuck Acceptance, Medium Term Note, 6.56%, 9/05/2000                      299,703
                        TOTAL                                                                             533,693
                        Financial Intermediaries-2.2%
      1,000,000         Bear Stearns Cos., Inc., Sr. Note, 6.75%, 5/1/2001                                996,540
        250,000         Capital One Financial, Note, 7.125%, 8/01/2008                                    230,185
        400,000         DLJ, Note, 6.875%, 11/1/2005                                                      389,628
        725,000         Lehman Brothers Holdings Inc., Note, 6.9%, 1/29/2001                              724,340
        175,000         Lehman Brothers Holdings, Bond, 6.20%, 1/15/2002                                  171,675
        325,000         Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007                           320,115
        100,000         Salomon, Inc., Note, 7.2%, 2/1/2004                                               100,080
                        TOTAL                                                                           2,932,563
                        Food & Drug Retailers-0.6%
        850,000         Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/01/2008                           844,670
                        Forest Products-1.1%
        950,000         Fort James Corp., Sr. Note, 7.65%, 12/26/2000                                     958,901
        400,000         Quno Corp., Sr. Note, 9.125%, 5/15/2005                                           421,312
                        TOTAL                                                                           1,380,213
                        Health Care-0.8%
      1,000,000         COL HCA Healthcare Corp, Sr. Note, 6.41%, 6/15/2000                               994,260
                        Insurance-1.6%
        250,000         AFC Capital Trust I, Bond, 8.207%, 2/3/2027                                       248,025
        350,000         Conseco, Inc., Sr. Note, 10.5%, 12/15/2004                                        377,324
        250,000         Conseco, Inc., Sr. Sub. Note, 10.25%, 6/01/2002                                   258,996
        250,000         Delphi Funding, 9.31%, 3/25/2027                                                  238,422
        170,000         Geico Corp, Deb., 9.15%, 9/15/2021                                                183,505
        400,000         Provident Cos., Inc., Bond, 7.405%, 3/15/2038                                     341,672
        250,000         Sunamerica Inc, Medium Term Note, 7.34%, 8/30/2005                                250,762
        250,000         USF&G Corp., Company Guarantee, 8.47%, 1/10/2027                                  244,580
                        TOTAL                                                                           2,143,286
                        Leisure & Entertainment-0.1%
        125,000         Paramount Communications Inc, Sr. Deb., 8.25%, 8/1/2022                           124,312
                        Metals & Mining-0.6%
        725,000         Barrick Gold Corp., Deb., 7.5%, 5/1/2007                                          726,900
                        Oil & Gas-0.4%
        515,000         Conoco, Inc., Sr. Note, 5.9%, 4/15/2004                                           495,317
                        Pharmaceutical-0.5%
        700,000         American Home Products Corp., Note, 7.7%, 2/15/2000                               702,457
                        Printing & Publishing-0.2%
        200,000         News America Holdings, Sr. Note, 8.50%, 2/15/2005                                 208,030

Principal                                                                                          Value im
Amount                                                                                             U.S. Dollars
or Foreign
Currency
Par Amount
$     1,000,000         SUSA Partnership, L.P., Deb., 7.50%, 12/1/2027                                  $
837,960
                        Retailers-1.0%
        350,000         Harcourt General, Sr. Deb., 7.20%, 8/1/2027
307,996
        190,000         Safeway, Inc., Note, 7.25%, 9/15/2004
189,810
        200,000         Sears, Roebuck & Co., Medium Term Note, 7.32%, 4/24/2000
200,702
        660,000         Shopko Stores, 8.5%, 3/15/2002
676,454
                        TOTAL
1,374,962
                        Sovereign Government-0.5%
        250,000         Colombia, Government of, Note, 7.25%, 2/15/2003
226,875
        400,000         South Africa, Government of, Global Bond Deb., 9.625%, 12/15/1999
400,736
                        TOTAL
627,611
                        Technology Services-0.4%
        500,000         Dell Computer Corp., Deb., 7.1%, 4/15/2028
465,595
                        Telecommunications & Cellular-1.1%
        800,000         BellSouth Telecommunication, Note, 6.%, 6/15/2002
786,512
        720,000         Telecom de Puerto Rico, Note, 6.65%, 5/15/2006
686,153
                        TOTAL
1,472,665
                        Utilities-0.7%
        250,000         Enersis SA, Note, 7.4%, 12/1/2016
219,022
        750,000         National Rural Utilities, Medium Term Note, 5.75%, 12/01/2008
681,045
                        TOTAL
900,067
                        TOTAL INVESTMENT GRADE BONDS
23,920,669
                        FOREIGN BONDS-3.5%
                        Australian Dollar-0.1%
        140,000         Queensland, State of, 8%, 9/14/2007
95,257
         74,000         Queensland, State of, Deb., 10.5%, 5/15/2003
52,706
         25,000         West Australia, State of, Local Government. Guarantee, 8%, 7/15/2003
16,604
                        TOTAL
164,567
                        British Pound-0.4%
         80,000         British Gas PLC, 8.875%, 7/8/2008
144,210
        185,000         United Kingdom, Government of, Bond, 8%, 12/07/2015
398,470
                        TOTAL
542,680
Foreign                                                                                            Value
Currency                                                                                            in
Par Amount                                                                                         U.S.
$       167,000         Canada, Government of, Deb., 6.50%, 6/1/2004                                     $
114,990
        200,000         Ontario Hydro, 9.00%, 6/24/2002
145,247
                        TOTAL
260,237
                        Danish Krone-0.2%
        600,000         Denmark, Government of, 8%, 5/15/2003
88,899
        898,000         Denmark, Government of, Bullet, 8%, 3/15/2006
138,404
                        TOTAL
227,303
                        Deutsche Mark-0.1%
        245,000         Austria, Government of, Unsub., 6.5%, 1/10/2024
132,865
         60,000         Baden Wurt L-Finance NV, Bank Guarantee, 6%, 1/25/2006
31,997
                        TOTAL
164,862
                        Euro-1.6%
         49,578         Belgium, Government of, 7.75%, 10/15/2004
55,988
         12,741         Belgium, Government of, Bond, 6.5%, 3/31/2005
13,712
         99,701         Depfa-Bank, 5.5%, 1/15/2013
97,962
         86,877         France, Government of, 8.5%, 10/25/2019
116,854
         62,888         Germany, Government of, Deb., 6.25%, 1/04/2024
66,322
         57,138         Ireland, Government of, Deb., 9%, 9/01/2006
70,257
        247,898         Italy, Government of, 9.5%, 1/01/2005
299,783
         41,316         Italy, Government of, Bond, 10.5%, 11/01/2000
44,093
         30,987         Italy, Government of, Deb., 12%, 1/01/2002
35,871
         51,129         KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005
55,978
         35,000         Netherlands, Government, 5.5%, 1/15/2028
33,366
        158,823         Netherlands, Government of, 5.75%, 1/15/2004
166,296
         27,226         Netherlands, Government of, 6%, 1/15/2006
28,877
         45,000         Portugal, Government of, Ot's, 6.625%, 2/23/2007
48,977
        240,404         Spain, Government of, 6.15%, 1/31/2013
254,826
         29,750         Spain, Government of, Deb., 10.1%, 2/28/2001
32,186
        357,904         Treuhandanstalt, 7.75%, 10/01/2002
391,732
        208,607         Treuhandanstalt, Foreign Government Guarantee, 6.875%, 6/11/2003
225,349
                        TOTAL
2,038,429
                        Greek Drachma-0.0%
     11,400,000         Greece, Government of, Floating Rate Note,10.24%, 10/23/2003
35,809
                        Hungarian Forint-0.4%
$     6,700,000         Hungary, Government of, Bond, 14%, 12/12/2002                                    $
27,966
    100,000,000         Hungary, Government of, Bond, Series 03/I, 13%, 7/24/2003
414,550
                        TOTAL
442,516
                        New Zealand Dollar-0.0%
         41,000         New Zealand, Government of, 8%, 2/15/2001
21,403
                        Norwegian Krone-0.1%
        195,000         Norway, Government of, 5.5%, 5/15/2009
23,108
        420,000         Norway, Government of, Bond, 7%, 5/31/2001
52,945
        315,000         Norway, Government of, Foreign Government Guarantee, 5.75%, 11/30/2004
38,853
                        TOTAL
114,906
                        Polish Zloty-0.2%
         80,000         Poland, Government of, Bond, 12%, 10/12/2003
18,193
        195,000         Poland, Government of, Bond, Series 0603, 12%, 6/12/2003
43,980
      1,075,000         Poland, Government of, Series 0604, 10%, 6/12/2004
232,856
                        TOTAL
295,029
                        Swedish Krona-0.2%
        900,000         Sweden, Government of, 6%, 2/09/2005
108,713
        200,000         Sweden, Government of, Deb., 13%, 6/15/2001
26,371
        800,000         Sweden, Government of, Deb., 9%, 4/20/2009
116,472
                        TOTAL
251,556
                        TOTAL FOREIGN BONDS
4,559,297
                        TOTAL BONDS (IDENTIFIED COST $115,694,884)
105,446,774
                        TOTAL INVESTMENTS (IDENTIFIED COST $129,919,683)6                                $
129,077,967

/1/  Non-income producing security.

/2/ The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payment to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts is $5,940,875 as of November 30, 1999.

/3/ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

/4/ Pursuant to an Exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's adviser. The Trust is an open-end management investment company under the Investment Company Act of 1940 available only registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements. Additional information regarding High Yield Bond Portfolio and Federated Mortgage Core Portfolio is available upon request.

/5/ Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 1999, these securities amounted to $1,654,712 which represents 1.3% of net assets.

/6/ The cost of investments for federal tax purposes amounts to $129,958,519. The net unrealized depreciation of investments on a federal tax basis amounts to $880,552 which is comprised of $4,554,154 appreciation and $5,434,706 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($130,442,002) at November 30, 1999.

The following acronyms are used throughout this portfolio:

ADR -American Depositary Receipt
COL -Collateralized
MBIA-Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements



Portfolio of Investments
Federated Managed Conservative Growth Portfolio

(FORMERLY, FEDERATED MANAGED GROWTH AND INCOME FUND)

NOVEMBER 30, 1999

Shares                                                                                            Value in
                                                                                              U.S. Dollars
               STOCKS-41.8%
               LARGE-CAP VALUE STOCKS-15.8%
               Basic Materials-0.9%
    4,200      Air Products & Chemicals, Inc.                                                $    135,975
    5,600      Alcoa, Inc.                                                                        366,800
   21,498      Archer-Daniels-Midland Co.                                                         267,381
    2,700      Bemis Co., Inc.                                                                     85,050
    3,300      Dow Chemical Co.                                                                   386,512
    4,201      Du Pont (E.I.) de Nemours & Co.                                                    249,697
    3,200      Hercules, Inc.                                                                      76,000
    3,400      International Paper Co.                                                            177,437
    3,800      Martin Marietta Materials                                                          144,162
    1,900      PPG Industries, Inc.                                                               111,269
               TOTAL                                                                            2,000,283
               Capital Goods-0.9%
    5,200      Boeing Co.                                                                         212,225
    4,200      Caterpillar, Inc.                                                                  194,775
    2,400      Cooper Industries, Inc.                                                            103,050
    3,400      Crown Cork & Seal Co., Inc.                                                         69,275
    4,400      Dover Corp.                                                                        190,850
    2,200      Emerson Electric Co.                                                               125,400
    2,900      Hillenbrand Industries, Inc.                                                        99,144
    4,800      Ingersoll-Rand Co.                                                                 232,500
    2,800      Johnson Controls, Inc.                                                             152,600
    2,400      Minnesota Mining & Manufacturing Co.                                               229,350
    2,500      Northrop Grumman, Corp.                                                            140,469
    6,000      Parker-Hannifin Corp.                                                              282,375
               TOTAL                                                                            2,032,013
               Communication Services-2.4%
   20,665      AT&T Corp.                                                                       1,154,657
   11,200      Bell Atlantic Corp.                                                                709,100
    9,800      BellSouth Corp.                                                                    452,637
    9,200      GTE Corp.                                                                          671,600
   12,078   /1/MCI Worldcom, Inc.                                                                 998,700
   15,380      SBC Communications, Inc.                                                           798,799
    4,400      Sprint Corp. (FON Group)                                                           305,250
    2,600      U.S. West, Inc.                                                                    161,362
               TOTAL                                                                            5,252,105
               Consumer Cyclicals-0.8%
    8,500      Ford Motor Co.                                                                     429,250
    2,900      Gannett Co., Inc.                                                                  207,531
    4,600      General Motors Corp.                                                               331,200
   16,300   /1/K Mart Corp.                                                                       161,981
    4,420      Limited, Inc.                                                                      187,574
    6,400      Masco Corp.                                                                        161,600
    2,550      May Department Stores Co.                                                           85,744
    3,100      Sears, Roebuck & Co.                                                               105,981
    7,700      Service Corp. International                                                         58,231
               TOTAL                                                                            1,729,092
               Consumer Staples-1.1%
    1,700   /1/AMFM, Inc.                                                                         120,169
    7,721      CBS Corp.                                                                          401,492
    3,500      Dole Food, Inc.                                                                     56,000
    6,200      Kimberly-Clark Corp.                                                               396,025
    9,200      McDonald's Corp.                                                                   414,000
    7,200      Nabisco Group Holdings Corp.                                                        83,250
   11,700      Philip Morris Cos., Inc.                                                           307,856
    7,800      UST, Inc.                                                                          207,675
   16,900      Walt Disney Co.                                                                    471,087
               TOTAL                                                                            2,457,554
               Energy-1.5%
    3,600      Atlantic Richfield Co.                                                             346,950
    4,600   /1/BJ Services Co.                                                                    160,425
    4,900      Chevron Corp.                                                                      433,956
    5,897      Conoco, Inc., Class B                                                              154,428
   10,700      Exxon Corp.                                                                        848,644
    4,500      Mobil Corp.                                                                        469,406
    9,200      Occidental Petroleum Corp.                                                         201,825
    3,200      Phillips Petroleum Co.                                                             153,000
    6,100      Sunoco, Inc.                                                                       155,931
    1,900      Texaco, Inc.                                                                       115,781
    8,100      USX-Marathon Group                                                                 214,144
               TOTAL                                                                            3,254,490
               Financials-4.4%
   12,704      Allstate Corp.                                                                     332,686
    1,700      American Express Co.                                                               257,231
   10,453      American International Group, Inc.                                               1,079,272
   12,134      Bank of America Corp.                                                              709,839
    4,600      Bank of New York Co., Inc.                                                         183,425
    2,756      Bear Stearns Cos., Inc.                                                            112,489
    3,000      CIGNA Corp.                                                                        246,750
    5,100      Chase Manhattan Corp.                                                              393,975
   27,425      Citigroup, Inc.                                                                  1,477,522
    7,000      Fannie Mae                                                                         466,375
   11,200      First Union Corp.                                                                  433,300
    9,008      Fleet Boston Financial Corp.                                                       340,615
    5,700   /1/Golden State Bancorp, Inc.                                                         110,794
    4,500      KeyCorp                                                                            121,500
    2,900      Loews Corp.                                                                        185,600
    4,100      MBIA, Inc.                                                                         205,000
    1,900      MGIC Investment Corp.                                                              107,350
    4,850      Marsh & McLennan Cos., Inc.                                                        381,331
    8,200      Mellon Financial Corp.                                                             298,787
    1,700      Merrill Lynch & Co., Inc.                                                          137,062
    1,100      Morgan, J.P. & Co., Inc.                                                           144,650
    6,000      Morgan Stanley, Dean Witter, Discover & Co.                                        723,750
    7,650      Old Republic International Corp.                                                    95,625
    2,800      PNC Bank Corp.                                                                     156,100
    2,200      SunTrust Banks, Inc.                                                               153,725
    4,700      Torchmark Corp.                                                                    149,225
    9,576      Washington Mutual, Inc.                                                            277,704
    7,200      Wells Fargo Co.                                                                    334,800
               TOTAL                                                                            9,616,482
               Health Care-0.3%
    5,000      American Home Products Corp.                                                       260,000
    5,100      Pharmacia & Upjohn, Inc.                                                           278,906
               TOTAL                                                                              538,906
               Technology-1.5%
    4,700      Eastman Kodak Co.                                                                  290,812
    4,200      Electronic Data Systems Corp.                                                      270,112
    9,500      First Data Corp.                                                                   410,875
    5,300      Hewlett-Packard Co.                                                                502,838
   12,600      International Business Machines Corp.                                            1,298,587
    2,500      Motorola, Inc.                                                                     285,625
    4,300      Raytheon Co., Class A                                                              125,237
               TOTAL                                                                            3,184,086
               Transportation-0.3%
    3,000   /1/AMR Corp.                                                                          182,625
    7,500      Burlington Northern Santa Fe                                                       217,500
    8,300      Ryder Systems, Inc.                                                                187,269
               TOTAL                                                                              587,394
               Utilities-1.7%
    5,900      CMS Energy Corp.                                                                   196,175
   15,400      Coastal Corp.                                                                      542,850
    4,150      Columbia Energy Group                                                              260,412
    4,500      Constellation Energy Group                                                         132,469
   12,600      Dominion Resources, Inc.                                                           571,725
   21,700      Reliant Energy, Inc.                                                               538,431
   33,700      Southern Co.                                                                       787,737
   17,100      Texas Utilities Co.                                                                612,394
               TOTAL                                                                            3,642,193
               TOTAL LARGE-CAP VALUE STOCKS                                                    34,294,598
               LARGE-COMPANY GROWTH STOCKS-15.0%
               Basic Materials-0.1%
    2,900      Monsanto Co.                                                                       122,344
               Capital Goods-1.6%
    4,400      Allied-Signal, Inc.                                                                263,175
    3,000      Avery Dennison Corp.                                                               178,125
   17,900      General Electric Co.                                                             2,327,000
    5,200      Miller Herman, Inc.                                                                118,950
    3,000   /1/SCI Systems, Inc.                                                                  203,625
    5,800      United Technologies Corp.                                                          327,700
    3,410      Waste Management, Inc.                                                              55,412
               TOTAL                                                                            3,473,987
               Communication Services-0.2%
    3,200      BroadWing Inc.                                                                      93,200
    8,250      Vodafone AirTouch PLC, ADR                                                         389,297
               TOTAL                                                                              482,497
               Consumer Cyclicals-1.5%
    2,100   /1/Abercrombie & Fitch Co., Class A                                                    67,987
    3,400      Block (H&R), Inc.                                                                  146,200
    3,200   /1/Convergys Corp.                                                                     87,400
    1,600      Costco Wholesale Corp.                                                             146,700
    2,700      Dayton-Hudson Corp.                                                                190,519
    4,275      Gap (The), Inc.                                                                    173,137
    4,000      Harley Davidson, Inc.                                                              244,000
    8,100      Home Depot, Inc.                                                                   640,406
    2,400      Lowe's Cos., Inc.                                                                  119,550
    1,900      Maytag Corp.                                                                        90,606
    4,050   /1/Staples, Inc.                                                                       95,175
    8,900      TJX Cos., Inc.                                                                     233,069
   15,600      Wal-Mart Stores, Inc.                                                              898,950
               TOTAL                                                                            3,133,699
               Consumer Staples-2.2%
    4,200   /1/AT&T Corp. - Liberty Media Group, Inc., Class A                                    175,612
    2,600      Avon Products, Inc.                                                                 94,737
    5,600      Campbell Soup Co.                                                                  249,900
    1,200      Cardinal Health, Inc.                                                               62,775
   11,800      Coca-Cola Co.                                                                      794,287
    1,800      Colgate-Palmolive Co.                                                               98,775
    3,600      Comcast Corp., Class A                                                             162,675
    6,100      Dial Corp.                                                                         171,181
    4,200      Gillette Co.                                                                       168,788
    2,700      Heinz (H.J.) Co.                                                                   113,063
    5,032      McKesson HBOC, Inc.                                                                117,623
    7,700      PepsiCo, Inc.                                                                      266,131
    7,600      Procter & Gamble Co.                                                               820,800
    3,500      Quaker Oats Co.                                                                    228,375
    7,600      Safeway, Inc.                                                                      280,250
    6,400      Sara Lee Corp.                                                                     155,200
    3,300      Sysco Corp.                                                                        125,606
    7,000      Time Warner, Inc.                                                                  431,813
    4,600   /1/Tricon Global Restaurants, Inc.                                                    190,900
    2,800      Viacom, Inc., Class A                                                              139,475
               TOTAL                                                                            4,847,966
               Energy-0.1%
    3,700      Halliburton Co.                                                                    143,144
               Financials-0.4%
    4,182      Associates First Capital Corp., Class A                                       $    139,052
    3,600      Household International, Inc.                                                      142,425
   11,375      MBNA Corp.                                                                         287,219
    3,250      Providian Financial Corp.                                                          257,156
    2,100      Schwab (Charles) Corp.                                                              79,669
               TOTAL                                                                              905,521
               Health Care-2.7%
    7,100      Abbott Laboratories                                                                269,800
    8,800   /1/Amgen, Inc.                                                                        400,950
    1,500      Baxter International, Inc.                                                         101,344
   12,000      Bristol-Myers Squibb Co.                                                           876,750
    6,800      Guidant Corp.                                                                      340,000
    3,900   /1/HEALTHSOUTH Corp.                                                                   22,181
    6,500      Johnson & Johnson                                                                  674,375
    4,000      Lilly (Eli) & Co.                                                                  287,000
    7,200      Medtronic, Inc.                                                                    279,900
   14,400      Merck & Co., Inc.                                                                1,130,400
   13,500      Pfizer, Inc.                                                                       488,531
    8,800      Schering Plough Corp.                                                              449,900
    2,700      United Healthcare Corp.                                                            140,231
    4,400   /1/Universal Health Services, Inc., Class B                                           144,925
    3,700      Warner-Lambert Co.                                                                 331,844
               TOTAL                                                                            5,938,131
               Technology-6.2%
   13,600   /1/America Online, Inc.                                                               988,550
    4,300   /1/Applied Materials, Inc.                                                            418,981
    4,400   /1/BMC Software, Inc.                                                                 320,375
   19,800   /1/Cisco Systems, Inc.                                                              1,765,913
    3,200   /1/Compuware Corp.                                                                    108,200
   10,000   /1/Dell Computer Corp.                                                                430,000
   10,200   /1/EMC Corp. Mass                                                                     852,338
    3,200   /1/Gateway, Inc.                                                                 $    244,400
   17,400      Intel Corp.                                                                      1,334,363
    5,400   /1/Lexmark Intl. Group, Class A                                                       448,200
   18,970      Lucent Technologies, Inc.                                                        1,385,996
   23,600   /1/Microsoft Corp.                                                                  2,148,706
    7,350   /1/Oracle Corp.                                                                       498,422
    2,300   /1/PanAmSat Corp.                                                                      97,894
    5,100   /1/Seagate Technology, Inc.                                                           188,700
    7,600   /1/Sun Microsystems, Inc.                                                           1,005,100
    7,400   /1/Tellabs, Inc.                                                                      480,075
    4,800      Texas Instruments, Inc.                                                            461,100
    3,800      Xerox Corp.                                                                        102,838
    1,200   /1/Yahoo, Inc.                                                                        255,300
               TOTAL                                                                           13,535,451
               TOTAL LARGE-COMPANY GROWTH STOCKS                                               32,582,740
               UTILITY STOCKS-3.5%
               Electric Utilities: Central-0.3%
    7,000      Ameren Corp.                                                                       242,375
   12,000      Central & SouthWest Corp.                                                          240,000
    7,900      Unicom Corp.                                                                       252,306
               TOTAL                                                                              734,681
               Electric Utilities: East-0.5%
    8,500      Consolidated Edison Co.                                                            293,250
    7,400      GPU, Inc.                                                                          236,800
    9,200      Peco Energy Co.                                                                    303,025
    7,300      Public Service Enterprises Group, Inc.                                             255,500
               TOTAL                                                                            1,088,575

Shares                                                                                           Value
or Units                                                                                          in
                                                                                                 U.S.
                                                                                                Dollars
    4,400      Carolina Power & Light Co.                                                    $   132,550
   12,600      Duke Energy Corp.                                                                 638,662
   17,600      Edison International                                                              466,400
    8,400      Entergy Corp.                                                                     231,525
    5,900      FPL Group, Inc.                                                                   258,125
               TOTAL                                                                           1,727,262
               Electric Utilities: West-0.7%
    6,100      American Electric Power Co., Inc.                                                 191,387
   11,500      First Energy Corp.                                                                268,094
   17,100      P G & E Corp.                                                                     382,612
   15,700      Pacificorp                                                                        321,206
   13,400      Sempra Energy                                                                     247,900
               TOTAL                                                                           1,411,199
               Energy-0.3%
    7,100   /1/AES Corp.                                                                         411,356
    8,100      DTE Energy Co.                                                                    267,806
               TOTAL                                                                             679,162
               Natural Gas Distribution-0.2%
    5,600      Consolidated Natural Gas Co.                                                      359,100
               Oil/Gas Transmission-0.7%
   27,800      Enron Corp.                                                                     1,058,137
   13,500      Williams Companies, Inc.                                                          455,625
               TOTAL                                                                           1,513,762
               TOTAL UTILITY STOCKS                                                            7,513,741
               FOREIGN EQUITY-3.6%
               Australia-0.1%
   36,000   /1/Davnet Ltd.                                                                        35,975
   21,700   /1/Novogen Ltd.                                                                       42,817
   15,000      Solution 6 Holdings Ltd.                                                          105,977
   34,646   /1/Westel Group Ltd.                                                                  22,052
               TOTAL                                                                             206,821
               Denmark-0.0%
      850      Tele Danmark AS                                                                    54,802
               Finland-0.1%
   11,600      JOT Automation Group Oyj                                                      $    78,907
      670      Nokia Oyj                                                                          94,932
               TOTAL                                                                             173,839
               France-0.4%
      400      Alcatel                                                                            77,597
      821      Axa                                                                               110,784
      150      Bouygues                                                                           69,232
      390      Carrefour SPA                                                                      67,993
      560      Casino Ord                                                                         69,978
      990      Ciments Francais Ord A                                                             60,858
      300      M6 Metropole Television                                                            98,860
      430      Pinault-Printemps-Redoute SA                                                       89,700
      980   /1/STMicroelectronics N.V. (NY Reg Shs)                                              122,378
      654      Total Fina SA, Class B                                                             87,063
      800      Vivendi                                                                            64,093
               TOTAL                                                                             918,536
               Germany, Federal Republic Of-0.2%
    2,000      Continental Ag                                                                     39,907
    1,000      Deutsche Bank AG                                                                   65,957
      870   /1/Epcos AG                                                                           53,481
      600      Mannesmann AG                                                                     124,800
       15      Porsche Vorzug                                                                     40,814
    1,990   /1/Thyssen Krupp AG                                                                   52,342
               TOTAL                                                                             377,301
               Hong Kong-0.1%
   22,000   /1/China Telecommunications                                                          117,556
    7,000      Hutchison Whampoa                                                                  86,300
               TOTAL                                                                             203,856
               India-0.0%
    2,000   /1/Gas Authority of India Ltd., GDR                                                   18,975
      900      NIIT Limited Demat shares                                                          48,727
               TOTAL                                                                              67,702
               Indonesia-0.0%
   40,000      PT Indosat                                                                    $    55,913
               Ireland-0.0%
      600   /1/Esat Telecom Group PLC, ADR                                                        39,038
               Israel-0.0%
    2,500   /1/Orckit Communications, Inc.                                                        72,500
               Italy-0.1%
    5,300      Arn Mondadori Edit                                                                108,637
   17,400      ENI SPA                                                                            95,390
               TOTAL                                                                             204,027
               Japan-1.1%
   12,000      Asahi Bank Ltd.                                                                    84,287
    1,700      Capcom Co., Ltd.                                                                  100,368
    5,000      Chugai Pharmaceutical Co., Ltd.                                                    54,570
    6,000      Daiwa Securities Co. Ltd.                                                          85,937
    2,000      Daiwabo Information System Co., Ltd.                                               55,209
      600      Enix Corp.                                                                         56,054
    3,000      Fujitsu Ltd.                                                                      106,685
    7,000      Furukawa Electric Co                                                               75,023
      400      Hirose Electric Co                                                                 66,997
    1,000      Kyocera Corp.                                                                     120,929
   21,000      Marubeni Corp.                                                                     81,900
      500      Matsushita Communication                                                           96,272
    2,000      Megachips Corp.                                                                   154,232
      500      Murata Manufacturing Co. Ltd.                                                      83,108
    2,000      Mycal Card, Inc.                                                                   96,272
    4,000      NEC Corp.                                                                          93,718
    7,000      Nikko Securities Co. Ltd.                                                          87,332
      500      Nintendo Corp. Ltd.                                                                83,550
    2,000      Nitori Co.                                                                         81,536
      500      Sanix, Inc.                                                                        55,504
    2,000      Sega Enterprises                                                                   70,337
    5,000      Sharp Corp.                                                                       102,412
      500      Sony Corp.                                                                         92,834
    2,000      Taiyo Yuden Co                                                                $    87,627
   15,000      Toho Bank Ltd.                                                                     68,225
   11,000      Toyo Trust & Banking                                                               58,569
    1,000      Yamada Denki                                                                      103,148
    1,500      Yokowo, Co., Ltd.                                                                  30,060
               TOTAL                                                                           2,332,695
               Korea, Republic Of-0.2%
    4,180   /1/Haansoft Inc.                                                                      82,933
    2,900      Hyundai Electronics Industries Co.                                                 59,538
    1,131      Hyundai Electronics Industries Co.                                                  6,146
    3,450      Kookmin Bank                                                                       57,438
    4,714      Korea Data Systems                                                                 91,901
      400      Samsung Electronics Co.                                                            82,812
               TOTAL                                                                             380,768
               Netherlands-0.3%
      750   /1/ASM Lithography Holding NV                                                         72,936
    2,116      KPN NV                                                                            117,922
      550   /1/KPNQUEST NV                                                                        21,038
      640      Koninklijke (Royal) Philips Electronics NV                                         77,943
    2,150      Laurus NV                                                                          40,192
      100      OpenTV Corp., ADR                                                                   7,725
    1,050      Unique International NV                                                            24,126
    2,200      VNU - Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit                      87,241
    6,300      Vendex International A                                                            166,339
               TOTAL                                                                             615,462
               Norway-0.0%
    2,300   /1/Tandberg Television                                                                29,964
               Portugal-0.1%
    4,100      Banco Pinto & Sotto Mayor                                                          88,007
   13,500      Banco Portugues do Atlantico                                                       54,282
    3,900      Telecel - Comunicacoes Pessoais SA                                                 51,643
               TOTAL                                                                             193,932
               Singapore-0.2%
    6,000      Chartered Semiconductor Manufacturing                                         $    33,918
    3,000      DBS Group Holdings Ltd.                                                            38,917
   37,000      DBS Land Ltd.                                                                      72,217
   25,000      Delgro Corporation Ltd.                                                            78,102
   10,000   /1/MediaRing.com Ltd.                                                                  9,878
   11,000      Natsteel Electronics Ltd.                                                          45,492
   56,000      Neptune Orient Lines Ltd.                                                          83,309
    4,000      Singapore Press Holdings Ltd.                                                      74,978
               TOTAL                                                                             436,811
               Spain-0.1%
    5,014      Banco Santander Central Hispano, S.A.                                              55,127
    1,750      Continente (centros Com)                                                           39,557
      550      Ence Empr Nac Celulosas                                                            10,420
    4,672      Telefonica SA                                                                      97,366
       93      Telefonica SA                                                                       1,938
    6,400      Union Electrica Fenosa                                                            107,966
               TOTAL                                                                             312,374
               Sweden-0.1%
      800   /1/HIQ International AB                                                               33,474
   29,000      Rotternos AB                                                                       33,404
    1,200      Telefonaktiebolaget LM Ericsson                                                    58,181
               TOTAL                                                                             125,059
               Switzerland-0.0%
       13   /1/Kudelski SA                                                                        60,016
               United Kingdom-0.5%
    1,350      AstraZeneca                                                                        60,149
    7,768      BP Amoco PLC                                                                       79,340
    3,075      British Telecommunication PLC                                                      61,687
    1,600      CMG PLC                                                                            84,580
    3,443   /1/Cable & Wireless                                                                   43,731
    5,200      Cable & Wireless Communications                                                    58,460
    1,800   /1/Energis PLC                                                                        73,338
   10,300      Enterprise Oil                                                                     73,912

Shares,
Value
Units or                                                                                                        in
Principal
U.S.
Amount
Dollars
        8,200     Halifax
PLC                                                                                        $     93,756
        6,100     Invensys
PLC                                                                                             27,723
       10,000     Norwich Union
PLC                                                                                        71,121
        3,400  /1/Orange
PLC                                                                                              103,014
        1,300  /1/PowderJect Pharmaceuticals
PLC                                                                           20,585
        3,582     Prudential Corp.
PLC                                                                                     59,120
        4,996     Smithkline Beecham
PLC                                                                                   67,161
       15,960     Vodafone AirTouch
PLC                                                                                    75,207

TOTAL                                                                                                 1,052,884
                  TOTAL FOREIGN
EQUITY                                                                                  7,914,300
                  FUTURES CONTRACTS COLLATERAL-3.9%/2/
$   8,396,036     United States Treasury Bill,
12/16/1999                                                               8,404,525
                  TOTAL STOCKS (IDENTIFIED COST
$69,480,865)                                                           90,709,904
                  BONDS-57.4%
                  TREASURY AND GOVERNMENT SECURITIES-19.5%
                  Repurchase Agreement-3.0%/3/
    6,385,000     Societe Generale, New York, 5.680%, dated 11/30/1999, due 12/1/1999 (at amortized
cost)               6,385,000
                  U.S. Treasury Securities-16.5%
    4,403,964     United States Treasury Bill
12/16/1999                                                                4,382,547
    1,100,000     United States Treasury Bond, 7.250%,
5/15/2004                                                        1,145,287
      950,000     United States Treasury Note, 4.000%,
10/31/2000                                                         935,009
    2,000,000     United States Treasury Note, 5.625%,
5/15/2008                                                        1,913,480
   10,701,000     United States Treasury Note, 6.000%,
8/15/2009                                                       10,568,843
    4,300,000     United States Treasury Note, 6.125%,
8/15/2007                                                        4,254,549
    2,200,000     United States Treasury Note, 6.500%,
10/15/2006                                                       2,226,070
   10,200,000     United States Treasury Note, 6.625%,
5/15/2007                                                       10,395,126

TOTAL                                                                                                35,820,911
                  TOTAL TREASURY AND GOVERNMENT
SECURITIES                                                             42,205,911
                  HIGH YIELD BONDS-4.6%/4/
    1,150,664     The High Yield Bond
Portfolio                                                                        10,033,789
                  MORTGAGE-BACKED SECURITIES-15.7%/4/
    3,535,878     Federated Mortgage Core
Portfolio                                                                    34,085,863

Principal                                                                                Value
Amount                                                                                    in
                                                                                         U.S.
                                                                                        Dollars
                                      Aerospace & Defense-0.1%
$    250,000     McDonnell Douglas Finance, Note, 9.4%, 10/15/2001                             $   250,000
                 Automobiles-0.6%
     750,000     Arvin Capital, 9.50%, 2/1/2027                                                    718,560
     600,000     Dana Corp., Note, 7.%, 3/15/2028                                                  534,426
                 TOTAL                                                                           1,252,986
                 Banking-1.2%
     100,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                   92,612
     250,000     Crestar Financial Corp, Sub. Note, 8.75%, 11/15/2004                              266,343
     400,000  /5/Den Danske Bank, Note, 7.40% 6/15/2010                                            393,192
     300,000     National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                             308,817
     285,000     PNC Funding Corp, Sub. Note, 6.875%, 7/15/2007                                    275,547
     500,000     Republic New York Corp., Sub. Note, 7.75%, 5/15/2009                              502,770
     400,000     Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005                    407,156
     400,000  /5/Swedbank, Sub., 7.50% 11/1/2006                                                   380,646
                 TOTAL                                                                           2,627,083
                 Beverage & Tobacco-0.2%
     150,000     Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                                  146,117
     350,000     Phillip Morris Cos., Inc., Deb., 9.25%, 2/15/2000                                 351,712
                 TOTAL                                                                             497,829
                 Cable Television-0.5%
     600,000     Continental Cablevision, Sr. Deb., 9.5%, 8/1/2013                                 670,752
     350,000     Continental Cablevision, Sr. Note, 8.50%, 9/15/2001                               360,871
                 TOTAL                                                                           1,031,623
                 Chemicals & Plastics-0.2%
     450,000  /5/Bayer Corp., Deb., 6.5%, 10/1/2002                                                446,279
                 Consumer Products-0.3%
     600,000  /5/International Speedway, Series C, 7.875%, 10/15/2004                              597,522
                 Ecological Services & Equipment-0.3%
     350,000     USA Waste Services, Inc., Note, 6.125%, 7/15/2001                                 331,128
     275,000     Waste Management, Deb., 8.75%, 5/1/2018                                           247,869
                 TOTAL                                                                             578,997
                 Education-0.2%
     375,000     Boston University, 7.625%, 7/15/2097                                              347,396
                 Electronics-0.3%
     700,000     Anixter International, Inc., Company Guarantee, 8%, 9/15/2003                     687,974
                 Finance - Automotive-0.3%
$    350,000     GMAC, Medium Term Note, 7.50%, 5/25/2000                                      $   351,981
     360,000     General Motors Acceptance, Sr. Note, 5.75%, 11/10/2003                            344,768
                 TOTAL                                                                             696,749
                 Finance - Retail-0.2%
     150,000     Household Finance, Deb., 6.45%, 2/1/2009                                          140,394
     200,000     Sears Roebuck Acceptance, Medium Term Note, 6.56%, 9/05/2000                      199,802
                 TOTAL                                                                             340,196
                 Financial Intermediaries-1.2%
     350,000     Capital One Financial, Note, 7.125%, 8/01/2008                                    322,259
     400,000     Lehman Brothers Holdings Inc, Note, 6.9%, 1/29/2001                               399,636
     300,000     Lehman Brothers Holdings, Bond, 6.20%, 1/15/2002                                  294,300
     300,000     Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007                           295,491
     250,000     PaineWebber Group, Inc., Medium Term Note, 6.34%, 2/15/2000                       250,040
     505,000     Salomon, Inc., 7.%, 5/15/2000                                                     506,459
     225,000     Salomon, Inc., Note, 7.2%, 2/1/2004                                               225,180
     331,363  /5/World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013                317,597
                 TOTAL                                                                           2,610,962
                 Food & Drug Retailers-0.4%
     950,000     Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/01/2008                           944,044
                 Forest Products-0.8%
     960,000     Fort James Corp., Sr. Note, 7.65%, 12/26/2000                                     968,995
     650,000     Quno Corp., Sr. Note, 9.125%, 5/15/2005                                           684,632
                 TOTAL                                                                           1,653,627
                 Health Care-0.3%
     600,000     COL HCA Healthcare Corp, Sr. Note, 6.41%, 6/15/2000                               596,556
                 Insurance-1.1%
     250,000     AFC Capital Trust I, Bond, 8.207%, 2/3/2027                                       248,025
     350,000     Conseco, Inc., Sr. Note, 10.5%, 12/15/2004                                        377,325
     400,000     Conseco, Inc., Sr. Sub. Note, 10.25%, 6/01/2002                                   414,394
     365,000     Geico Corp, Deb., 9.15%, 9/15/2021                                                393,996
     600,000     Provident Cos., Inc., Bond, 7.405%, 3/15/2038                                     512,508
     250,000     Sunamerica Inc, Medium Term Note, 7.34%, 8/30/2005                                250,763
     250,000     USF&G Corp., Company Guarantee, 8.47%, 1/10/2027                                  244,580
                 TOTAL                                                                           2,441,591
                 Leisure & Entertainment-0.1%
$    125,000     Paramount Communications Inc, Sr. Deb., 8.25%, 8/1/2022                       $   124,313
     150,000  /1/Viacom, Inc., Sr. Note, 7.75%, 6/1/2005                                           153,048
                 TOTAL                                                                             277,361
                 Metals & Mining-0.4%
     400,000     Barrick Gold Corp., Deb., 7.5%, 5/1/2007                                          401,048
     450,000     Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005                                    434,525
                 TOTAL                                                                             835,573
                 Pharmaceutical-0.3%
     750,000     American Home Products Corp., Note, 7.7%, 2/15/2000                               752,633
                 Printing & Publishing-0.2%
     440,000     News America Holdings, Sr. Note, 8.50%, 2/15/2005                                 457,666
                 Real Estate-0.3%
     800,000     SUSA Partnership, L.P., Deb., 7.50%, 12/1/2027                                    670,368
                 Retailers-1.4%
     450,000     Harcourt General, Sr. Deb., 7.20%, 8/1/2027                                       395,996
     400,000     May Department Stores, Deb., 8.125%, 8/15/2035                                    404,324
     270,000  /1/Safeway, Inc., Note, 7.25%, 9/15/2004                                             269,730
     750,000     Sears, Roebuck & Co., Medium Term Note, 7.32%, 4/24/2000                          752,633
   1,090,000     Shopko Stores, 8.5%, 3/15/2002                                                  1,117,173
                 TOTAL                                                                           2,939,856
                 Sovereign-0.2%
     400,000     Export-Import Bank Korea, Note, 6.5%, 5/15/2000                                   398,129
                 Sovereign Government-0.7%
     400,000     Colombia, Government of, Note, 7.25%, 2/15/2003                                   363,000
     360,000     Quebec, Province of, Deb., 9.125%, 8/22/2001                                      372,120
     750,000     South Africa, Government of, Global Bond Deb., 9.625%, 12/15/1999                 751,380
                 TOTAL                                                                           1,486,500
                 Technology Services-0.2%
     500,000     Dell Computer Corp., Deb., 7.1%, 4/15/2028                                        465,595
                 Telecommunications & Cellular-1.1%
     800,000     BellSouth Telecommunication, Note, 6.%, 6/15/2002                                 786,512
      30,588     TCI Communications Inc., 9.72%, Pfd., $2.43                                       818,229
     840,000     Telecom de Puerto Rico, Note, 6.65%, 5/15/2006                                    800,512
                 TOTAL                                                                           2,405,253
Principal
Value
Amount
in
or
Foreign
U.S.
Currency
Dollars
Par Amount
                     Utilities-0.4%
$      250,000       Enersis S.A., Note, 7.4%, 12/1/2016                                                   $
219,023
       750,000       National Rural Utilities, Medium Term Note, 5.75%, 12/01/2008
681,045
                     TOTAL
900,068
                     TOTAL INVESTMENT GRADE BONDS
29,190,416
                     FOREIGN BONDS-4.1%
                     Australian Dollar-0.1%
       270,000       Queensland, State of, 8%, 9/14/2007
183,711
       128,000       Queensland, State of, Deb., 10.5%,
5/15/2003                                                  91,167
        25,000       West Australia, State of, Local Government Guarantee, 8%,
7/15/2003                           16,604
                     TOTAL
291,482
                     Austrian Schilling-0.2%
       730,000       Austria, Government of, Unsub., 6.5%, 1/10/2024
395,883
                     Belgian Franc-0.1%
       148,736       Belgium, Government of, 7.75%, 10/15/2004
167,965
        52,355       Belgium, Government of, Bond, 6.5%,
3/31/2005                                                 56,343
                     TOTAL
224,308
                     British Pound-0.5%
       127,000       British Gas Plc, 8.875%, 7/8/2008
228,934
       425,000       United Kingdom, Government of, Bond, 8%, 12/07/2015
915,405
                     TOTAL
1,144,339
                     Canadian Dollar-0.2%
       290,000       Canada, Government of, Deb., 6.50%, 6/1/2004
199,684
       375,000       Ontario Hydro, 9.00%, 6/24/2002
272,338
                     TOTAL
472,022
                     Danish Krone-0.2%
     1,200,000       Denmark, Government of, 8%, 5/15/2003
177,798
     1,844,000       Denmark, Government of, Bullet, 8%, 3/15/2006
284,205
                     TOTAL
462,003
                     French Franc-0.1%
       191,463       France, Government of, 8.5%, 10/25/2019
257,529
           500       France, Government of, O.A.T., 7.5%,
4/25/2005                                                   565
                     TOTAL
258,094
Foreign                                                                                               Value
Currency                                                                                               in
Par Amount                                                                                            U.S.
                                                                                                     Dollars
                      Deutsche Mark-0.8%
$        90,000       Baden Wurt L-Finance NV, Bank Guarantee, 6%, 1/25/2006
$       47,996
        230,081       Depfa-Bank, 5.5%,
1/15/2013                                                                  226,067
        174,861       Germany, Government of, Deb., 6.25%,
1/04/2024                                               184,410
        178,952       KFW International Finance, Bank Guarantee, 6.75%,
6/20/2005                                  195,922
        562,421       Treuhandanstalt, 7.75%,
10/01/2002                                                           615,579
        380,401       Treuhandanstalt, Foreign Government Guarantee, 6.875%,
6/11/2003                             410,931
                      TOTAL
1,680,905
                      Greek Drachma-0.1%
     34,000,000       Greece, Government of, Floating Rate Note, 10.24%,
10/23/2003                                106,799
     52,000,000       Greece, Government of, Floating Rate Note, 12.40%,
11/26/2003                                163,419

TOTAL                                                                                        270,218
                      Hungarian Forint-0.0%
     19,600,000       Hungary, Government of, Bond, 14%,
12/12/2002                                                 81,812
                      Irish Pound-0.1%
        152,368       Ireland, Government of, Deb., 9%,
9/01/2006                                                  187,353
                      Italian Lira-0.4%
        537,114       Italy, Government of, 9.5%,
1/01/2005                                                        649,532
         56,810       Italy, Government of, Bond, 10.5%,
11/01/2000                                                 60,628
         46,481       Italy, Government of, Deb., 12%,
1/01/2002                                                    53,806

TOTAL                                                                                        763,966
                      Netherlands Guilder-0.3%
         50,000       Netherlands, Government, 5.5%,
1/15/2028                                                      47,667
        317,646       Netherlands, Government of, 5.75%,
1/15/2004                                                 332,592
         95,293       Netherlands, Government of, 6%,
1/15/2006                                                    101,073

TOTAL                                                                                        481,332
                      New Zealand Dollar-0.0%
        143,000       New Zealand, Government of, 8%,
2/15/2001                                                     74,651
                      Norwegian Krone-0.1%
        585,000       Norway, Government of, 5.5%,
5/15/2009                                                        69,325
        630,000       Norway, Government of, Bond, 7%,
5/31/2001                                                    79,418
        473,000       Norway, Government of, Foreign Gov't. Guarantee, 5.75%,
11/30/2004                            58,342

TOTAL                                                                                        207,085
                      Polish Zloty-0.3%
        280,000       Poland, Government of, Bond, 12%,
10/12/2003                                                  63,677
$       585,000       Poland, Government of, Bond, Series 0603, 12%, 6/12/2003
$      131,939
      2,375,000       Poland, Government of, Series 0604, 10%,
6/12/2004                                           514,448

TOTAL                                                                                        710,064
                      Portugese Escutos-0.1%
        170,000       Portugal, Government of, Ot's, 6.625%,
2/23/2007                                             185,023
                      Spanish Peseta-0.3%
        540,910       Spain, Government of, 6.15%,
1/31/2013                                                       573,359
         38,945       Spain, Government of, Deb., 10.1%,
2/28/2001                                                  42,133

TOTAL                                                                                        615,492
                      Swedish Krona-0.2%
      2,300,000       Sweden, Government of, 6%,
2/09/2005                                                         277,822
        600,000       Sweden, Government of, Deb., 13%,
6/15/2001                                                   79,114
        800,000       Sweden, Government of, Deb., 9%,
4/20/2009                                                   116,472

TOTAL                                                                                        473,408
                      TOTAL FOREIGN BONDS
8,979,440
                      TOTAL BONDS (IDENTIFIED COST $128,940,947)
124,495,419
                      TOTAL INVESTMENTS (IDENTIFIED COST $198,421,812)6                                     $
215,205,323

/1/  Non-income producing security.

/2/ The Fund purchases index futures contracts to efficiently manage cash flows from shareholder purchases and redemptions, dividends and capital payments to shareholders and corporate actions while maintaining exposure to the index and minimize trading costs. The underlying face amount, at value, of open futures contract is $8,404,525 at November 30, 1999.

/3/ The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

/4/ Pursuant to an Exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's adviser. The Trust is an open-end management investment company under the Investment Company Act of 1940 available only registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

/5/ Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 1999, these securities amounted to $2,135,236 which represents 1.0% of net assets.

/6/ The cost of investments for federal tax purposes amounts to $198,514,304. The net unrealized appreciation of investments on a federal tax basis amounts to $16,691,019 which is comprised of $26,327,409 appreciation and $9,636,390 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($216,932,877) at November 30, 1999.

The following acronyms are used throughout this portfolio:

ADR -American Depositary Receipt
COL -Collateralized
GDR -Global Depositary Receipt
MBIA-Municipal Bond Investors Assurance
SPA -Standby Purchase Agreement

See Notes which are an integral part of the Financial Statements



Portfolio of Investments
Federated Managed Moderate Growth Portfolio


(FORMERLY, FEDERATED MANAGED GROWTH FUND)

NOVEMBER 30, 1999

Shares                                                                                               Value in
                                                                                                 U.S. Dollars
                    STOCKS-61.9%
                    LARGE-COMPANY VALUE STOCKS-17.9%
                    Basic Materials-1.0%
          5,800     Air Products & Chemicals, Inc.                                        $          187,775
          7,700     Alcoa, Inc.                                                                      504,350
         29,326     Archer-Daniels-Midland Co.                                                       364,742
          3,600     Bemis Co., Inc.                                                                  113,400
          4,400     Dow Chemical Co.                                                                 515,350
          5,910     Du Pont (E.I.) de Nemours & Co.                                                  351,276
          4,400     Hercules, Inc.                                                                   104,500
          4,600     International Paper Co.                                                          240,062
          5,300     Martin Marietta Materials                                                        201,069
          2,600     PPG Industries, Inc.                                                             152,262
                    TOTAL                                                                          2,734,786
                    Capital Goods-1.1%
          8,400     Boeing Co.                                                                       342,825
          5,700     Caterpillar, Inc.                                                                264,337
          3,300     Cooper Industries, Inc.                                                          141,694
          4,700     Crown Cork & Seal Co., Inc.                                                       95,762
          6,200     Dover Corp.                                                                      268,925
          3,100     Emerson Electric Co.                                                             176,700
          4,100     Hillenbrand Industries, Inc.                                                     140,169
          6,500     Ingersoll-Rand Co.                                                               314,844
          3,900     Johnson Controls, Inc.                                                           212,550
          3,900     Minnesota Mining & Manufacturing Co.                                             372,694
          3,500     Northrop Grumman, Corp.                                                          196,656
          8,200     Parker-Hannifin Corp.                                                            385,912
                    TOTAL                                                                          2,913,068
                    Communication Services-3.0%
         28,779     AT&T Corp.                                                                     1,608,027
         21,200     Bell Atlantic Corp.                                                            1,342,225
         13,400     BellSouth Corp.                                                                  618,912
         14,000     GTE Corp.                                                                      1,022,000
         16,697  /1/MCI Worldcom, Inc.                                                             1,380,633
         21,448     SBC Communications, Inc.                                                       1,113,955
          6,200     Sprint Corp. (FON Group)                                                         430,125
          7,900     U.S. West, Inc.                                                                  490,294
                    TOTAL                                                                          8,006,171
                    Consumer Cyclicals-1.0%
         11,600     Ford Motor Co.                                                                   585,800
          4,100     Gannett Co., Inc.                                                                293,406
          6,200     General Motors Corp.                                                             446,400
         22,400  /1/K Mart Corp.                                                                     222,600
          6,099     Limited, Inc.                                                                    258,826
          9,000     Masco Corp.                                                                      227,250
          3,450     May Department Stores Co.                                                        116,006
          4,200     Sears, Roebuck & Co.                                                             143,587
         10,700     Service Corp. International                                                       80,919
                    TOTAL                                                                          2,374,794
                    Consumer Staples-1.5%
          2,300  /1/AMFM, Inc.                                                                       162,581
         11,436     CBS Corp.                                                                        594,672
          4,700     Dole Food, Inc.                                                                   75,200
          8,600     Kimberly-Clark Corp.                                                             549,325
         13,700     McDonald's Corp.                                                                 616,500
            700  /1/MediaOne Group, Inc.                                                              55,475
          9,800     Nabisco Group Holdings Corp.                                                     113,312
         23,200     Philip Morris Cos., Inc.                                                         610,450
         16,000     UST, Inc.                                                                        426,000
         25,600     Walt Disney Co.                                                                  713,600
                    TOTAL                                                                          3,917,115
                    Energy-1.9%
          5,100     Atlantic Richfield Co.                                                           491,512
          7,200  /1/BJ Services Co.                                                                  251,100
          6,700     Chevron Corp.                                                                    593,369
          8,230     Conoco, Inc., Class B                                                            215,523
         21,800     Exxon Corp.                                                                    1,729,012
          6,100     Mobil Corp.                                                                      636,306
         12,500     Occidental Petroleum Corp.                                                       274,219
          4,400     Phillips Petroleum Co.                                                           210,375
          8,800     Sunoco, Inc.                                                                     224,950
          2,600     Texaco, Inc.                                                                     158,437
         11,000     USX-Marathon Group                                                               290,812
                    TOTAL                                                                          5,075,615
                    Financials-5.1%
         17,200     Allstate Corp.                                                                   450,425
          2,300     American Express Co.                                                             348,019
         14,432     American International Group, Inc.                                             1,490,104
         17,018     Bank of America Corp.                                                            995,553
          7,500     Bank of New York Co., Inc.                                                       299,062
          3,859     Bear Stearns Cos., Inc.                                                          157,485
          6,100     CIGNA Corp.                                                                      501,725
          6,900     Chase Manhattan Corp.                                                            533,025
         38,175     Citigroup, Inc.                                                                2,056,678
         12,000     Fannie Mae                                                                       799,500
         15,600     First Union Corp.                                                                603,525
         12,329     Fleet Boston Financial Corp.                                                     466,190
          7,900  /1/Golden State Bancorp, Inc.                                                       153,556
          6,200     KeyCorp                                                                          167,400
          3,900     Loews Corp.                                                                      249,600
          5,600     MBIA, Inc.                                                                       280,000
          2,700     MGIC Investment Corp.                                                            152,550
          6,750     Marsh & McLennan Cos., Inc.                                                      530,719
         11,400     Mellon Financial Corp.                                                           415,387
          2,600     Merrill Lynch & Co., Inc.                                                        209,625
          1,600     Morgan, J.P. & Co., Inc.                                                         210,400
          6,900     Morgan Stanley, Dean Witter, Discover & Co.                                      832,312
         10,650     Old Republic International Corp.                                                 133,125
          3,800     PNC Bank Corp.                                                                   211,850
          3,100     SunTrust Banks, Inc.                                                             216,612
          6,600     Torchmark Corp.                                                                  209,550
         13,272     Washington Mutual, Inc.                                                          384,888
         10,000     Wells Fargo Co.                                                                  465,000
                    TOTAL                                                                         13,523,865
                    Health Care-0.5%
          8,000     American Home Products Corp.                                                     416,000
         13,300     Pharmacia & Upjohn, Inc.                                                         727,344
                    TOTAL                                                                          1,143,344
                    Technology-1.7%
          6,800     Eastman Kodak Co.                                                                420,750
          5,700     Electronic Data Systems Corp.                                                    366,581
         12,100     First Data Corp.                                                                 523,325
          7,800     Hewlett-Packard Co.                                                              740,025
         17,600     International Business Machines Corp.                                          1,813,900
          3,500     Motorola, Inc.                                                                   399,875
          7,200     Raytheon Co., Class A                                                            209,700
                    TOTAL                                                                          4,474,156
                    Transportation-0.3%
          4,100  /1/AMR Corp.                                                                        249,587
         13,000     Burlington Northern Santa Fe                                                     377,000
         11,400     Ryder Systems, Inc.                                                              257,212
                    TOTAL                                                                            883,799
                    Utilities-0.8%
          8,000     CMS Energy Corp.                                                                 266,000
         10,000     Coastal Corp.                                                                    352,500
          5,650     Columbia Energy Group                                                            354,537
          6,200     Constellation Energy Group                                                       182,512
          4,600     Dominion Resources, Inc.                                                         208,725
         11,700     Reliant Energy, Inc.                                                             290,306
         11,400     Southern Co.                                                                     266,475
          7,800     Texas Utilities Co.                                                              279,337
                    TOTAL                                                                          2,200,392
                    TOTAL LARGE-COMPANY VALUE STOCKS                                              47,247,105

                    LARGE-COMPANY GROWTH STOCKS-17.5%
                    Basic Materials-0.1%
          4,700     Monsanto Co.                                                                     198,281
                    Capital Goods-1.8%
          6,200     Allied-Signal, Inc.                                                              370,837
          4,000     Avery Dennison Corp.                                                             237,500
         24,800     General Electric Co.                                                           3,224,000
          7,400     Miller Herman, Inc.                                                              169,275
          4,200  /1/SCI Systems, Inc.                                                                285,075
          8,200     United Technologies Corp.                                                        463,300
          5,030     Waste Management, Inc.                                                            81,737
                    TOTAL                                                                          4,831,724
                    Communication Services-0.3%
          4,500     BroadWing Inc.                                                                   131,062
         13,000     Vodafone AirTouch PLC, ADR                                                       613,437
                    TOTAL                                                                            744,499
                    Consumer Cyclicals-1.6%
          3,000  /1/Abercrombie & Fitch Co., Class A                                                  97,125
          4,700     Block (H&R), Inc.                                                                202,100
          4,500  /1/Convergys Corp.                                                                  122,906
          2,300     Costco Wholesale Corp.                                                           210,881
          3,800     Dayton-Hudson Corp.                                                              268,137
          6,075     Gap (The), Inc.                                                                  246,037
          5,300     Harley Davidson, Inc.                                                            323,300
         11,200     Home Depot, Inc.                                                                 885,500
          3,400     Lowe's Cos., Inc.                                                                169,362
          2,700     Maytag Corp.                                                                     128,756
          5,700  /1/Staples, Inc.                                                                    133,950
         12,400     TJX Cos., Inc.                                                                   324,725
         20,600     Wal-Mart Stores, Inc.                                                          1,187,075
                    TOTAL                                                                          4,299,854
                    Consumer Staples-2.6%
          6,800  /1/AT&T Corp. - Liberty Media Group, Inc., Class A                                  284,325
          4,300     Avon Products, Inc.                                                              156,681
          7,800     Campbell Soup Co.                                                                348,075
          2,100     Cardinal Health, Inc.                                                            109,856
         16,300     Coca-Cola Co.                                                                  1,097,194
          2,900     Colgate-Palmolive Co.                                                            159,137
          5,000     Comcast Corp., Class A                                                           225,937
          8,400     Dial Corp.                                                                       235,725
          5,600     Gillette Co.                                                                     225,050
          3,800     Heinz (H.J.) Co.                                                                 159,125
          7,104     McKesson HBOC, Inc.                                                              166,056
         11,300     PepsiCo, Inc.                                                                    390,556
         10,600     Procter & Gamble Co.                                                           1,144,800
          4,500     Quaker Oats Co.                                                                  293,625
         10,600  /1/Safeway, Inc.                                                                    390,875
          8,800     Sara Lee Corp.                                                                   213,400
          4,600     Sysco Corp.                                                                      175,087
         11,200     Time Warner, Inc.                                                                690,900
          6,200  /1/Tricon Global Restaurants, Inc.                                                  257,300
          6,400  /1/Viacom, Inc., Class A                                                            318,800
                    TOTAL                                                                          7,042,504
                    Energy-0.1%
          5,000     Halliburton Co.                                                                  193,437
                    Financials-0.5%
          5,810     Associates First Capital Corp., Class A                                          193,183
          5,100     Household International, Inc.                                                    201,769
         16,300     MBNA Corp.                                                                       411,575
          4,600     Providian Financial Corp.                                                        363,975
          3,400     Schwab (Charles) Corp.                                                           128,988
                    TOTAL                                                                          1,299,490
                    Health Care-3.2%
         10,000     Abbott Laboratories                                                              380,000
         12,400  /1/Amgen, Inc.                                                                      564,975
          2,400     Baxter International, Inc.                                                       162,150
         16,200     Bristol-Myers Squibb Co.                                                       1,183,613
          9,400     Guidant Corp.                                                                    470,000
          5,600  /1/HEALTHSOUTH, Corp.                                                                31,850
          9,200     Johnson & Johnson                                                                954,500
          5,600     Lilly (Eli) & Co.                                                                401,800
         12,473     Medtronic, Inc.                                                                  484,888
         19,800     Merck & Co., Inc.                                                              1,554,300
         18,000     Pfizer, Inc.                                                                     651,375
         12,000     Schering Plough Corp.                                                            613,500
          3,800     United Healthcare Corp.                                                          197,362
          7,700  /1/Universal Health Services, Inc., Class B                                         253,619
          6,300     Warner-Lambert Co.                                                               565,031
                    TOTAL                                                                          8,468,963
                    Technology-7.3%
         19,200  /1/America Online, Inc.                                                           1,395,600
          6,000  /1/Applied Materials, Inc.                                                          584,625
          6,200  /1/BMC Software, Inc.                                                               451,437
         30,950  /1/Cisco Systems, Inc.                                                            2,760,353
          4,400  /1/Compuware Corp.                                                                  148,775
         14,800  /1/Dell Computer Corp.                                                              636,400
         14,000  /1/EMC Corp. Mass                                                                 1,169,875
          4,400  /1/Gateway, Inc.                                                                    336,050
         24,000     Intel Corp.                                                                    1,840,500
          7,000  /1/Lexmark International Group, Class A                                             581,000
         26,890     Lucent Technologies, Inc.                                                      1,964,651
         32,800  /1/Microsoft Corp.                                                                2,986,337
         10,200  /1/Oracle Corp.                                                                     691,687
          3,100  /1/PanAmSat Corp.                                                                   131,944
          6,700  /1/Seagate Technology, Inc.                                                         247,900
         10,400  /1/Sun Microsystems, Inc.                                                         1,375,400
         10,600  /1/Tellabs, Inc.                                                                    687,675
          8,503     Texas Instruments, Inc.                                                          816,819
          6,000     Xerox Corp.                                                                      162,375
          1,600  /1/Yahoo, Inc.                                                                      340,400
                    TOTAL                                                                         19,309,803
                    TOTAL LARGE-COMPANY GROWTH STOCKS                                             46,388,555

                    SMALL-COMPANY STOCKS-2.1%
                    Basic Materials-0.1%
          1,200     Cambrex Corp.                                                                     37,800
            900     ChemFirst, Inc.                                                                   21,037
            700     Commercial Metals Corp.                                                           22,400
            800     Commonwealth Industries, Inc.                                                     10,300
          1,800     Corn Products International, Inc.                                                 56,475
            900     Florida Rock Industries, Inc.                                                     28,125
            800     Imco Recycling, Inc.                                                              10,300
          1,100     Lilly Industries, Inc., Class A                                                   15,331
            700  /1/Material Sciences Corp.                                                            7,656
            500  /1/McWhorter Technologies, Inc.                                                       6,875
          1,200     OM Group, Inc.                                                                    40,500
            400     Penford Corporation                                                                6,050
            700     Pope & Talbot, Inc.                                                                8,356
            400     Quaker Chemical Corp.                                                              6,250
            700     Quanex Corp.                                                                      14,831
            600     Republic Group, Inc.                                                               9,525
            500     Steel Technologies, Inc.                                                           5,625
          1,000     Texas Industries, Inc.                                                            36,250
            800  /1/WHX Corp.                                                                          7,100
                    TOTAL                                                                            350,786
                    Capital Goods-0.3%
          1,300     AAR Corp.                                                                         21,450
          1,300     AMCOL International Corp.                                                         23,075
          1,900     Applied Power, Inc., Class A                                                      60,681
          1,800     Aptargroup, Inc.                                                                  48,825
          1,200  /1/BE Aerospace, Inc.                                                                 8,400
          1,300     BMC Industries, Inc.                                                               7,069
            800  /1/Benchmark Electronics, Inc.                                                       17,800
          1,100     Brady (W.H.) Co.                                                                  33,756
            300     Butler Manufacturing Co.                                                           6,431
          1,200     CLARCOR, Inc.                                                                     20,850
          1,500  /1/Checkpoint System, Inc.                                                           11,906
            600  /1/Electro Scientific Industries, Inc.                                               35,062
            700  /1/Flow International Corp.                                                           7,175
            700  /1/Gardner Denver, Inc.                                                              11,462
          1,100  /1/Global Industrial Technologies, Inc.                                              13,887
            700  /1/HADCO Corp.                                                                       33,075
            900     Harman International Industries, Inc.                                             46,350
            500     Harmon Industries, Inc.                                                            6,187
            400     Insteel Industries, Inc.                                                           3,375
            600  /1/Intermagnetics General Corp.                                                       4,012
            700  /1/Itron, Inc.                                                                        4,419
          1,100     Kaman Corp., Class A                                                              13,062
          1,900  /1/Kemet Corp.                                                                       68,875
            500     Lawson Products, Inc.                                                             11,375
            800  /1/Lydall, Inc.                                                                       7,150
          2,600  /1/Morrison Knudsen Corp.                                                            22,587
          1,700  /1/Mueller Industries, Inc.                                                          61,200
            990     Myers Industries, Inc.                                                            14,850
            300  /1/Nashua Corp.                                                                       2,212
            500     Park Electrochemical Corp.                                                        16,437
          2,300  /1/Paxar Corp.                                                                       19,550
          1,350     Reliance Steel & Aluminum Co.                                                     32,906
            600  /1/SPS Technologies, Inc.                                                            19,650
          1,100     Smith (A.O.) Corp.                                                                24,200
            600     Spartan Motors, Inc.                                                               2,512
            600     Standex International Corp.                                                       12,675
            600     Stone & Webster, Inc.                                                              9,825
            800     Technitrol, Inc.                                                                  34,300
            800     Thomas Industries, Inc.                                                           12,900
            500  /1/Three-Five Systems, Inc.                                                          21,250
            800     URS Corp.                                                                         15,600
          1,200     Valmont Industries, Inc.                                                          21,300
          1,100     Wabash National Corp.                                                             16,156
          1,400     Watsco, Inc.                                                                      15,225
                    TOTAL                                                                            901,044
                    Communication Services-0.0%
          2,400  /1/General Communications, Inc., Class A                                              9,900
                    Consumer Cyclicals-0.5%
            400     Angelica Corp.                                                                     4,000
          1,000     Applied Industrial Technologies, Inc.                                             17,125
          1,300     Arctic Cat, Inc.                                                                  13,325
          1,100     Authentic Fitness Corp.                                                           22,756
            700     Baker (J.), Inc.                                                                   3,587
            600     Bassett Furniture Industries, Inc.                                                 9,562
          1,800  /1/Bombay Co., Inc.                                                                   9,000
            900  /1/Books-A-Million, Inc.                                                              9,337
            900     Brown Shoe Co., Inc.                                                              14,175
            600  /1/Building Materials Holding Corp.                                                   5,925
          2,600     Casey's General Stores, Inc.                                                      33,150
          1,300     Cato Corp., Class A                                                               17,062
          1,600  /1/Cerner Corp.                                                                      30,400
          2,400  /1/Champion Enterprises, Inc.                                                        20,550
            500     Chemed Corp.                                                                      13,000
            800     Coachmen Industries, Inc.                                                         11,450
          1,200  /1/Cone Mills Corp.                                                                   5,925
            800  /1/Cyrk International, Inc.                                                           5,900
          3,100     D. R. Horton, Inc.                                                                42,625
            300  /1/Damark International, Inc., Class A                                                2,925
            800  /1/Discount Auto Parts, Inc.                                                         11,050
            600     Dixie Group, Inc.                                                                  4,162
          1,000  /1/Dress Barn, Inc.                                                                  17,062
          1,800     Fedders Corp.                                                                      9,675
          1,600  /1/Goody's Family Clothing, Inc.                                                     10,600
            600  /1/Gottschalks, Inc.                                                                  5,400
          1,000  /1/Group 1 Automotive, Inc.                                                          14,500
          2,400  /1/HA-LO Industries, Inc.                                                            15,000
            300     Haggar Corp.                                                                       3,637
          1,100     Hughes Supply, Inc.                                                               26,056
          1,400  /1/Information Resources, Inc.                                                       14,000
            600  /1/Insurance Automotive Auctions, Inc.                                                8,700
          1,200     Intermet Corp.                                                                    12,150
          1,300  /1/Jan Bell Marketing, Inc.                                                           3,656
            900     Jo-Ann Stores, Inc.                                                               11,756
          1,200     Justin Industries, Inc.                                                           18,675
            600     K Swiss, Inc., Class A                                                             8,550
            800     K2, Inc.                                                                           5,900
          1,300     Kellwood Co.                                                                      26,975
            400     Lillian Vernon Corp.                                                               4,800
          1,100     M.D.C. Holdings, Inc.                                                             16,431
          1,400  /1/Michaels Stores, Inc.                                                             43,925
          1,100  /1/NFO Worldwide, Inc.                                                               14,369
          1,700  /1/Nautica Enterprise, Inc.                                                          22,312
            400     Oxford Industries, Inc.                                                            8,525
          1,300     Phillips Van Heusen Corp.                                                         11,050
            700     Pillowtex Corp.                                                                    2,800
          1,000  /1/Primark Corp.                                                                     26,563
          2,500  /1/Prime Hospitality Corp.                                                           21,719
          1,000     Russ Berrie & Co., Inc.                                                           25,500
            700     Ryland Group, Inc.                                                                15,925
            900  /1/Service Experts, Inc.                                                              5,625
          1,400     Shopko Stores, Inc.                                                               31,763
            900     Simpson Industries, Inc.                                                           9,478
            400     Skyline Corp.                                                                      9,925
            600     Standard Motor Products, Inc.                                                     10,988
          1,400     Standard Pacific Corp.                                                            15,400
          2,200  /1/Stein Mart, Inc.                                                                  13,338
          2,300     Stride Rite Corp.                                                                 14,663
          1,300     Sturm Ruger & Co., Inc.                                                           11,700
            400  /1/Swiss Army Brands, Inc.                                                            3,250
          1,000  /1/TBC Corp.                                                                          5,875
            800     TJ International, Inc.                                                            33,350
            700     Thomas Nelson, Inc.                                                                6,213
            600     Thor Industries, Inc.                                                             16,763
          1,800  /1/Toll Brothers, Inc.                                                               32,175
            600     Toro Co.                                                                          19,463
          2,300  /1/Tower Automotive, Inc.                                                            34,500
            700  /1/U.S. Home Corp.                                                                   18,025
          1,000     Universal Forest Products, Inc.                                                   15,375
          2,000     Wolverine World Wide, Inc.                                                        21,875
            900     Wynns International, Inc.                                                         13,613
          1,800  /1/Zale Corp.                                                                        91,125
                    TOTAL                                                                          1,167,684
                    Consumer Staples-0.2%
          1,100     ABM Industries, Inc.                                                              23,650
            500  /1/Agribrands International, Inc.                                                    23,531
          1,666     Bindley Western Industries, Inc.                                                  22,075
            900  /1/CDI Corp.                                                                         21,825
          2,500     CKE Restaurants, Inc.                                                             16,094
            900  /1/Canandaigua Wine Co., Inc., Class A                                               47,925
            600  /1/Carmike Cinemas, Inc., Class A                                                     7,500
          2,100     Earthgrains Co.                                                                   38,063
            400  /1/GC Cos., Inc.                                                                     11,275
          1,000  /1/IHOP Corp.                                                                        15,500
          3,160  /1/Interim Services, Inc.                                                            58,263
            500  /1/J & J Snack Foods Corp.                                                            9,375
          1,200  /1/Landrys Seafood Restaurants, Inc.                                                 10,575
          1,100     Luby's Cafeterias, Inc.                                                           12,788
          1,000     Michael Foods, Inc.                                                               25,063
          3,300  /1/NBTY, Inc.                                                                        32,278
            600     Nash Finch Co.                                                                     4,350
            400     National Presto Industries, Inc.                                                  14,100
          1,600     Owens & Minor, Inc.                                                               15,000
            600  /1/Panera Bread Co.                                                                   4,650
            700  /1/Performance Food Group Co.                                                        17,500
            672  /1/Priority HealthCare Corp., Class A                                                14,112
          1,500  /1/Ralcorp Holdings, Inc.                                                            29,344
            900  /1/Royal Appliance Manufacturing                                                      5,231
          1,800  /1/Ryan's Family Steak Houses, Inc.                                                  17,775
            800     Schweitzer-Mauduit International, Inc.                                            10,600
          2,000  /1/Smithfield Foods, Inc.                                                            51,250
          1,400  /1/StaffMark, Inc.                                                                   11,156
            700  /1/Volt Information Science, Inc.                                                    15,619
                    TOTAL                                                                            586,467
                    Energy-0.1%
          1,200     Cabot Oil & Gas Corp., Class A                                                    18,375
            800  /1/Dril-Quip, Inc.                                                                   19,700
             77  /1/Eagle Geophysical, Inc.                                                                4
            900  /1/HS Resources, Inc.                                                                11,644
          1,000  /1/Remington Oil & Gas Corp.                                                          5,000
            600  /1/SEACOR SMIT, Inc.                                                                 31,125
          1,200  /1/Seitel, Inc.                                                                       8,100
            500     St. Mary Land & Exploration Co.                                                   10,438
          3,000     Vintage Petroleum, Inc.                                                           32,063
                    TOTAL                                                                            136,449
                    Financials-0.3%
          1,100     Banknorth Group, Inc.                                                             33,516
          1,200     Carolina First Corporation                                                        24,525
          2,300     Community First Bankshares, Inc.                                                  41,831
            600     Dain Rauscher Corp.                                                               29,213
            958  /1/Delphi Financial Group, Inc., Class A                                             29,735
          1,400     Downey Financial Corp.                                                            28,175
          1,900     Enhance Financial Services Group, Inc.                                            32,538
          1,500     Fidelity National Financial, Inc.                                                 22,594
          3,200     First American Financial Corp.                                                    41,200
          3,400     Fremont General Corp.                                                             17,213
          1,200  /1/Hambrecht & Quist Group                                                           59,700
            500     JSB Financial, Inc.                                                               29,563
          1,200     MAF Bancorp, Inc.                                                                 26,625
          1,260     Provident Bankshares Corp.                                                        24,964
          1,800     Radiant Group, Inc.                                                               87,975
          2,300     Raymond James Financial, Inc.                                                     43,269
          1,400     Riggs National Corp.                                                              19,863
          1,000  /1/Silicon Valley Bancshares                                                         36,813
          1,800     Susquehanna Bankshares, Inc.                                                      31,163
          2,100     UST Corp.                                                                         66,281
          2,100     United Bankshares, Inc.                                                           51,975
          1,100     Whitney Holding Corp.                                                             41,800
                    TOTAL                                                                            820,531
                    Health Care-0.1%
            700     Cooper Companies, Inc.                                                            17,675
          2,900  /1/Coventry Health Care Inc.                                                         16,675
            700  /1/Datascope Corp.                                                                   25,966
            700     Diagnostic Products Corp.                                                         17,631
            900  /1/Hanger Orthopedica Group, Inc.                                                     9,225
          1,400     Invacare Corp.                                                                    29,488
          1,000  /1/NCS HealthCare, Inc., Class A                                                      2,656
          2,300  /1/Orthodontic Centers of America, Inc.                                              28,031
            800  /1/Pediatrix Medical Group                                                            6,200
          1,500  /1/Regeneron Pharmaceuticals, Inc.                                                   11,438
          1,600  /1/Roberts Pharmaceutical Corp.                                                      51,700
            700  /1/Rural / Metro Corp.                                                                3,981
          1,200  /1/Sola International, Inc.                                                          17,100
            500  /1/SpaceLabs Medical, Inc.                                                            6,938
          4,200  /1/US Oncology, Inc.                                                                 19,819
          1,200  /1/Vertex Pharmaceuticals, Inc.                                                      31,875
            600     Vital Signs, Inc.                                                                 13,950
                    TOTAL                                                                            310,348
                    Technology-0.2%
            600     Analogic Corp.                                                                    17,906
          1,800  /1/Anixter International, Inc.                                                       36,675
          1,200  /1/Avid Technology, Inc.                                                             13,275
            270     Avnet, Inc.                                                                       14,833
          1,400  /1/Cable Design Technologies, Class A                                                33,513
            300  /1/Centigram Communications Corp.                                                     4,200
          1,200  /1/Coherent, Inc.                                                                    31,800
            700  /1/Digi International, Inc.                                                          11,288
          1,000  /1/Electroglas, Inc.                                                                 28,469
          2,000  /1/Epicor Software Corp.                                                             11,688
          1,600  /1/Filenet Corp.                                                                     32,000
          1,100     Gerber Scientific, Inc.                                                           21,175
          1,200  /1/Hutchinson Technology, Inc.                                                       22,200
          2,500  /1/International Rectifier Corp.                                                     50,625
          1,100  /1/Kulicke & Soffa Industries                                                        39,256
            900  /1/Lason Holdings, Inc.                                                              21,938
          2,300  /1/Lattice Semiconductor Corp.                                                      102,925
          1,300     Pioneer Standard Electronics, Inc.                                                17,550
          3,500  /1/S3, Inc.                                                                          29,313
          1,600  /1/Silicon Valley Group, Inc.                                                        22,900
            800  /1/Standard Microsystems Corp.                                                        9,800
            700  /1/Symmetricom, Inc.                                                                  5,381
          1,000  /1/Ultratech Stepper, Inc.                                                           18,938
            300     Watkins Johnson Co.                                                               11,644
                    TOTAL                                                                            609,292
                    Transportation-0.1%
          1,600  /1/American Freightways Corp.                                                        27,700
          1,000  /1/Arkansas Best Corp.                                                               12,500
          1,800  /1/Fritz Companies, Inc.                                                             17,775
          1,500  /1/Heartland Express, Inc.                                                           22,125
            600  /1/M.S. Carriers, Inc.                                                               15,750
          1,600  /1/Mesa Air Group, Inc.                                                               8,200
          1,000     Pittston BAX Group                                                                 9,500
            500  /1/Railtex, Inc.                                                                      8,438
          2,800     Rollins Truck Leasing Corp.                                                       32,900
          1,200     SkyWest, Inc.                                                                     29,400
          1,300     USFreightways Corp.                                                               54,275
          2,300     Werner Enterprises, Inc.                                                          34,500
          1,200  /1/Yellow Corp.                                                                      20,175
                    TOTAL                                                                            293,238
                    Utilities-0.2%
            400     American States Water Co.                                                         15,175
            600     Aquarion Co.                                                                      22,050
          1,500     Atmos Energy Corp.                                                                33,469
            400     Bangor Hydro Electric Co.                                                          6,425
            500     Cascade Natural Gas Corp.                                                          8,781
            800     Central Hudson Gas & Electric Corp.                                               26,750
            600     Central VT Public Service Corp.                                                    7,425
            500     Connecticut Energy Corp.                                                          19,719
          1,000     Eastern Utilities Association                                                     30,375
          1,500     Energen Corp.                                                                     28,875
            900     New Jersey Resources Corp.                                                        36,225
          1,200     Northwest Natural Gas Co.                                                         30,150
          1,100     Northwestern Corp.                                                                23,238
            795  /1/Southern Union Co.                                                                15,304
          1,500     Southwest Gas Corp.                                                               35,156
          1,200     Southwestern Energy Co.                                                            8,925
            700     TNP Enterprises, Inc.                                                             28,569
            700     United Illuminating Co.                                                           36,225
          1,900     United Water Resources, Inc.                                                      63,650
          1,800     WICOR, Inc.                                                                       54,000
                    TOTAL                                                                            530,486
                    TOTAL SMALL-COMPANY STOCKS                                                     5,716,225

                    SMALL-COMPANY GROWTH STOCKS-2.8%
                    Basic Materials-0.1%
          1,500  /1/Buckeye Technologies Inc.                                                         23,813
          1,700     Delta & Pine Land Co.                                                             43,456
          1,000     Geon Co.                                                                          30,250
          1,100     MacDermid, Inc.                                                                   41,869
          1,200  /1  Shorewood Packaging Corp.                                                         19,650
          1,600  /1  Stillwater Mining Co.                                                             38,800
                    TOTAL                                                                            197,838
                    Capital Goods-0.3%
            400  /1/Alliant Techsystems, Inc.                                                         21,975
          1,600  /1/Artesyn Technologies, Inc.                                                        34,900
            800  /1/Astec Industries, Inc.                                                            19,900
            600  /1/Aviation Sales Co.                                                                 8,475
          1,600     Baldor Electric Co.                                                               31,300
            800  /1/Black Box Corp.                                                                   47,600
            500     C&D Technologies, Inc.                                                            19,563
            500  /1/C-COR Electronics, Inc.                                                           25,531
          1,200     CTS Corp.                                                                         96,225
          1,000  /1/Dionex Corp.                                                                      38,875
          1,050  /1/Dycom Industries, Inc.                                                            42,263
          1,800     GenCorp, Inc.                                                                     19,688
            900     Graco, Inc.                                                                       29,644
          1,300     IDEX Corp.                                                                        35,831
          1,100  /1/Insituform Technologies, Inc., Class A                                            27,569
          1,900     JLG Industries, Inc.                                                              26,006
            500     Lindsay Manufacturing Co.                                                          8,406
          1,100     Manitowoc, Inc.                                                                   33,550
            600     New England Business Service, Inc.                                                13,575
            800  /1/Oak Industries, Inc.                                                              60,250
            800  /1/Plexus Corp.                                                                      31,500
          1,300     Roper Industries, Inc.                                                            48,344
          1,500  /1/SLI, Inc.                                                                         19,406
            800     Scott Technologies, Inc.                                                          16,500
            800  /1/Specialty Equipment Cos., Inc.                                                    17,700
          1,600     Tredegar Industries, Inc.                                                         30,900
          1,800  /1/Vicor Corp.                                                                       58,275
                    TOTAL                                                                            863,751
                    Communication Services-0.0%
            900  /1/Powerwave Technologies, Inc.                                                      53,831
          2,600  /1/Talk.com, Inc.                                                                    43,875
                    TOTAL                                                                             97,706
                    Consumer Cyclicals-0.5%
            900  /1/ADVO, Inc.                                                                        18,506
            700  /1/Action Performance Companies, Inc.                                                11,856
          3,700  /1/Acxiom Corp.                                                                      65,791
          1,200  /1/Ames Department Stores, Inc.                                                      31,875
          1,100  /1/Ann Taylor Stores Corp.                                                           47,506
            400     CPI Corp.                                                                          9,900
            800  /1/Catalina Marketing Corp.                                                          76,250
          1,600     Central Parking Corp.                                                             41,400
          1,200  /1/ChoicePoint, Inc.                                                                 40,050
          3,000  /1/DeVRY, Inc.                                                                       60,563
            700  /1/Department 56, Inc.                                                               13,081
            800     Elcor Corp.                                                                       25,900
          1,750     Ethan Allen Interiors, Inc.                                                       58,188
            900  /1/Footstar, Inc.                                                                    29,869
          1,400  /1/Fossil, Inc.                                                                      29,400
            900     G & K Services, Inc., Class A                                                     30,488
          3,200  /1/Gentex Corp.                                                                      59,800
          1,100  /1/Insight Enterprises, Inc.                                                         36,919
          2,200     La-Z Boy Chair Co.                                                                39,600
          1,700  /1/Linens 'N Things, Inc.                                                            57,375
          1,900     Mascotech, Inc.                                                                   22,800
          1,800  /1/Mens Wearhouse, Inc.                                                              46,350
            800  /1/Monaco Coach Corp.                                                                17,200
          1,100  /1/O'Reilly Automotive, Inc.                                                         50,600
            700     OshKosh B'Gosh, Inc., Class A                                                     14,175
          1,300  /1/Pacific Sunwear of California                                                     40,138
          4,200     Pier 1 Imports, Inc.                                                              29,138
          1,100     Polaris Industries, Inc.                                                          42,350
          1,000  /1/Prepaid Legal Services, Inc.                                                      23,875
          2,000  /1/Profit Recovery Group International, Inc.                                         74,094
          1,000  /1/Quiksilver, Inc.                                                                  15,125
          1,650     Regis Corp. Minnesota                                                             34,031
            800  /1/Scotts Co.                                                                        32,150
            500  /1/Simpson Manufacturing Co., Inc.                                                   20,844
            900  /1/Timberland Co., Class A                                                           43,200
          2,100     True North Communications, Inc.                                                   83,606
            700     WD 40 Co.                                                                         16,275
          1,000     Winnebago Industries, Inc.                                                        18,875
                    TOTAL                                                                          1,409,143
                    Consumer Staples-0.2%
          1,200     Applebee's International, Inc.                                                    36,150
          1,200  /1/CEC Entertainment, Inc.                                                           36,000
            900  /1/Cheesecake Factory, Inc.                                                          27,900
            700  /1/Consolidated Graphics, Inc.                                                       15,706
          1,125  /1/Consolidated Products, Inc.                                                       11,813
          1,300     Harland (John H.) Co.                                                             24,131
          1,600  /1/Jack in the Box, Inc.                                                             33,700
          1,800  /1/Labor Ready, Inc.                                                                 22,838
            700     Libbey, Inc.                                                                      18,550
            800     Natures Sunshine Products, Inc.                                                    6,750
          1,400  /1/Patterson Dental Co.                                                              64,225
            900  /1/Priority HealthCare Corp., Class B                                                22,275
          1,400     Ruby Tuesday, Inc.                                                                28,175
            800  /1/Sonic Corp.                                                                       21,600
            600  /1/Taco Cabana, Inc., Class A                                                         5,213
          1,625  /1/Tetra Tech, Inc.                                                                  18,484
          1,100  /1/Triarc Companies, Inc., Class A                                                   21,381
            600  /1/USA Detergents, Inc.                                                               2,550
          2,400  /1/Valassis Communications, Inc.                                                     94,500
          1,100  /1/Whole Foods Market, Inc.                                                          43,244
                    TOTAL                                                                            555,185
                    Energy-0.1%
          1,400  /1/Barrett Resources                                                                 37,188
          1,800  /1/Newfield Exploration Co.                                                          46,463
            700  /1/Plains Resources, Inc.                                                             7,700
          1,700     Pogo Producing Co.                                                                30,600
            800  /1/Stone Energy Corp.                                                                31,150
                    TOTAL                                                                            153,101
                    Financials-0.4%
          3,100  /1/Americredit Corp.                                                                 52,700
            600     Blanch, E. W. Holdings, Inc.                                                      34,800
          1,200     Centura Banks, Inc.                                                               55,800
          1,200     Chittenden Corp.                                                                  38,775
          1,155     Commerce Bancorp, Inc.                                                            49,665
          2,300     Cullen Frost Bankers, Inc.                                                        65,550
          1,500     Eaton Vance Corp.                                                                 53,906
          1,200     First Midwest Bancorp, Inc.                                                       50,400
          1,200     First Bancorp                                                                     24,300
          3,900     Firstmerit Corp.                                                                 101,278
            800     Gallagher (Arthur J.) & Co.                                                       43,600
            600     Hilb Rogal & Hamilton Co.                                                         16,275
          1,751     Hudson United Bancorp                                                             54,062
          2,400     Legg Mason, Inc.                                                                  84,450
          1,900     Mutual Risk Management Ltd.                                                       29,094
          1,100     Pioneer Group, Inc.                                                               16,363
            950     Queens County Bancorp, Inc.                                                       27,550
            800     SEI Investments, Co.                                                              81,150
          2,300     Trustco Bank Corp.                                                                33,494
            800     U.S. Trust Corp.                                                                  63,650
                    TOTAL                                                                            976,862
                    Health Care-0.3%
          1,200     Alpharma, Inc., Class A                                                           38,400
          1,000  /1/Barr Laboratories, Inc.                                                           31,500
          2,300  /1/Bio-Technology General Corp.                                                      27,600
          1,000  /1/Biomatrix, Inc.                                                                   23,500
          1,300  /1/Cephalon, Inc.                                                                    28,925
          1,000  /1/Cygnus, Inc.                                                                       9,938
          1,100  /1/Enzo Biochem, Inc.                                                                28,738
          1,700  /1/Express Scripts, Inc., Class A                                                    86,275
          1,200     Hooper Holmes, Inc.                                                               28,350
            900  /1/IDEC Pharmaceuticals Corp.                                                       114,075
          1,700  /1/IDEXX Laboratories, Inc.                                                          31,450
          1,100  /1/Immune Response Corp.                                                              4,881
          1,850     Jones Pharma, Inc.                                                                64,056
          1,100  /1/Laser Vision Centers, Inc.                                                        15,950
          1,700  /1/Liposome Co., Inc.                                                                21,144
            900  /1/Maximus, Inc.                                                                     25,200
            180  /1/Medimmune, Inc.                                                                   21,634
          1,000     Mentor Corp.                                                                      23,375
            900  /1/Noven Pharmaceuticals, Inc.                                                       11,644
            600  /1/Osteotech, Inc.                                                                    8,400
          1,100  /1/Parexel International Corp.                                                       13,200
          1,100  /1/Pharmaceutical Product Development, Inc.                                          13,613
          1,900  /1/Renal Care Group, Inc.                                                            38,950
          2,000  /1/Summit Technology, Inc.                                                           38,375
            500  /1/Syncor International Corp.                                                        14,031
            700  /1/Wesley Jessen VisionCare, Inc.                                                    19,994
                    TOTAL                                                                            783,198
                    Technology-0.8%
            800  /1/Alpha Industries, Inc.                                                            48,400
          1,800  /1/American Management System, Inc                                                   52,875
            900  /1/Apex, Inc.                                                                        21,150
          1,200  /1/Bisys Group, Inc.                                                                 69,525
          1,600  /1/Burr Brown Corp.                                                                  70,900
          2,500  /1/Ciber, Inc.                                                                       53,281
          1,000  /1/Clarify, Inc.                                                                     93,203
          2,200  /1/CommScope, Inc.                                                                   92,675
            900     Computer Task Group, Inc.                                                         13,331
            600  /1/Concord Communications, Inc.                                                      32,100
            800  /1/DBT Online, Inc.                                                                  15,400
          1,200     Dallas Semiconductor Corp.                                                        69,225
          1,650  /1/Dendrite International, Inc.                                                      45,375
          2,700  /1/Digtial Microwave Corp.                                                           42,525
            700     FactSet Research Systems                                                          43,400
            600     Fair Isaac & Co., Inc.                                                            25,500
          1,600  /1/General Semiconductor, Inc.                                                       22,000
          1,000  /1/HNC Software                                                                      71,000
          1,000     Helix Technology Corp.                                                            40,484
            900     Henry Jack & Associates, Inc.                                                     35,606
          1,100     Inter-Tel, Inc.                                                                   21,931
          1,400  /1/Intervoice, Inc.                                                                  21,088
            500  /1/Kronos, Inc.                                                                      25,938
            700  /1/MICROS Systems Corp.                                                              35,394
          1,800  /1/Macromedia, Inc.                                                                 118,350
          1,500  /1/Medquist, Inc.                                                                    42,750
          1,600  /1/Mercury Interactive Corp.                                                        133,000
          1,500     Methode Electronics, Inc., Class A                                                40,500
          1,800  /1/Micrel, Inc.                                                                      88,650
          1,400     National Computer Systems, Inc.                                                   53,725
          1,500     National Data Corp.                                                               49,125
          2,100  /1/National Instruments Corp.                                                        63,000
            700  /1/Plantronics, Inc.                                                                 44,100
            700  /1/Progress Software Corp.                                                           27,913
            600  /1/QRS Corp.                                                                         34,875
          1,200  /1/Remedy Corp.                                                                      41,850
          1,000  /1/Trimble Navigation Ltd.                                                           16,875
          1,300  /1/Visio Corp.                                                                       46,638
          2,300  /1/Whittman-Hart, Inc.                                                              141,306
          1,000  /1/Xircom, Inc.                                                                      52,500
          1,300  /1/Zebra Technologies Co., Class A                                                   78,488
                    Transportation-0.1%
            800  /1/Atlantic Coast Airlines Holdings                                                  16,600
          2,200     Expeditors International Washington, Inc.                                         89,650
            900  /1/Kirby Corp.                                                                       16,538
            400  /1/Landstar System, Inc.                                                             16,025
            600  /1/Midwest Express Holdings, Inc.                                                    17,363
                    TOTAL                                                                            156,176
                    Utilities-0.0%
          1,800     Philadelphia Suburban Corp.                                                       41,625
            900     Public Service Co. North Carolina, Inc.                                           28,913
                    TOTAL                                                                             70,538
                    TOTAL SMALL-COMPANY GROWTH STOCKS                                              7,399,449


                    FOREIGN STOCKS-13.3%
                    Australia-0.3%
        160,000  /1/Davnet Ltd.                                                                      159,889
         95,600  /1/Novogen Ltd.                                                                     188,633
         68,600     Solution 6 Holdings Ltd.                                                         484,669
        160,200  /1/Westel Group Ltd.                                                                101,967
                    TOTAL                                                                            935,158
                    Denmark-0.1%
          3,800     Tele Danmark AS                                                                  244,995
                    Finland-0.3%
         52,800     JOT Automation Group Oyj                                                         359,162
          2,780     Nokia Oyj                                                                        393,897
                    TOTAL                                                                            753,059
                    France-1.6%
          1,950     Alcatel                                                                          378,284
          4,140     Axa                                                                              558,642
            700     Bouygues                                                                         323,085
          1,770     Carrefour SA                                                                     308,583
          2,550     Casino Ord                                                                       318,650
          4,500     Ciments Francais Ord A                                                           276,627
          1,335     M6 Metropole Television                                                          439,928
          1,700     Pinault-Printemps-Redoute SA                                                     354,627
          4,500  /1/STMicroelectronics N.V. (NY Reg Shs)                                             561,938
          3,226     Total Fina SA, Class B                                                           429,457
          3,400     Vivendi                                                                          272,395
                    TOTAL                                                                          4,222,216
                    Germany, Federal Republic of-0.6%
          9,100     Continental AG                                                                   181,576
          4,500     Deutsche Bank AG                                                                 296,807
          3,800  /1/Epcos AG                                                                         233,596
          2,700     Mannesmann AG                                                                    561,599
             80     Porsche Vorzug                                                                   217,674
          8,980  /1/Thyssen Krupp AG                                                                 236,194
                    TOTAL                                                                          1,727,446
                    Hong Kong-0.4%
        100,000  /1/China Telecommunications                                                         534,346
         32,000     Hutchison Whampoa                                                                394,515
                    TOTAL                                                                            928,861
                    India-0.1%
         10,000  /1/Gas Authority of India Ltd., GDR                                                  94,875
          3,400     NIIT Limited Demat shares                                                        184,080
                    TOTAL                                                                            278,955
                    Indonesia-0.1%
        182,000     PT Indosat                                                                       254,402
                    Ireland-0.1%
          2,900  /1/Esat Telecom Group PLC, ADR                                                      188,681
                    Israel-0.1%
         12,000  /1/Orckit Communications, Inc.                                                      348,000
                    Italy-0.3%
         22,700     Arn Mondadori Edit                                                               465,296
         78,800     ENI SPA                                                                          431,994
                    TOTAL                                                                            897,290
                    Japan-3.9%
         55,000     Asahi Bank Ltd.                                                                  386,316
          6,700     Capcom Co., Ltd.                                                                 395,570
         26,000     Chugai Pharmaceutical Co., Ltd.                                                  283,766
         29,000     Daiwa Securities Co., Ltd.                                                       415,364
          9,000     Daiwabo Information System Co., Ltd.                                             248,440
          3,000     Enix Corp.                                                                       280,269
         15,000     Fujitsu Ltd.                                                                     533,425
         31,000     Furukawa Electric Co.                                                            332,246
          2,000     Hirose Electric Co.                                                              334,987
          3,200     Kyocera Corp.                                                                    386,974
         96,000     Marubeni Corp.                                                                   374,400
          2,000     Matsushita Communication                                                         385,088
          4,000     Megachips Corp.                                                                  308,463
          2,000     Murata Manufacturing Co. Ltd.                                                    332,433
          9,800     Mycal Card, Inc.                                                                 471,732
         16,000     NEC Corp.                                                                        374,871
         33,000     Nikko Securities Co. Ltd.                                                        411,710
          2,400     Nintendo Corp. Ltd.                                                              401,041
          8,000     Nitori Co.                                                                       326,146
          2,000     Sanix, Inc.                                                                      222,015
          9,000     Sega Enterprises                                                                 316,518
         20,000     Sharp Corp.                                                                      409,647
            300     Softbank Corporation                                                             217,201
            100  /1/Softbank Technology Corp.                                                        194,509
          2,400     Sony Corp.                                                                       445,601
          9,000     Taiyo Yuden Co.                                                                  394,322
         65,000     Toho Bank Ltd.                                                                   295,643
         51,000     Toyo Trust & Banking                                                             271,546
          4,000     Yamada Denki                                                                     412,594
          7,000     Yokowo Co., Ltd.                                                                 140,282
                    TOTAL                                                                         10,303,119
                    Korea, Republic of-0.7%
         18,650  /1/Haansoft Inc.                                                                    370,024
         13,000     Hyundai Electronics Industries Co.                                               266,897
          5,070     Hyundai Electronics Industries Co.                                                27,553
         15,450     Kookmin Bank                                                                     257,222
         21,501     Korea Data Systems                                                               419,170
         11,000     Korea Technology Banking Co.                                                     149,925
            550  /1/Korea Thrunet Co. Ltd., Class A                                                   30,594
          1,900     Samsung Electronics Co.                                                          393,358
                    TOTAL                                                                          1,914,743
                    Netherlands-0.8%
          3,100  /1/ASM Lithography Holding N.V.                                                     301,468
          9,879     KPN N.V.                                                                         550,542
          2,550  /1/KPNQUEST N.V.                                                                     97,538
          2,920     Koninklijke (Royal) Philips Electronics N.V.                                     355,617
          9,800     Laurus N.V.                                                                      183,199
            500     OpenTV Corp., ADR                                                                 38,625
          4,900     Unique International N.V.                                                        112,586
          9,800     VNU - Verenigde Nederlandse Uitgeversbedrijven Verenigd                          388,618
                    Bezit
          7,850     Vendex International A                                                           207,264
                    TOTAL                                                                          2,235,457
                    Norway-0.1%
         10,450  /1/Tandberg Television                                                              136,142
                    Philippines-0.0%
             50  /1/Filinvest Land, Inc.                                                                   4
                    Portugal-0.4%
         21,000     Banco Pinto & Sotto Mayor                                                        450,766
         62,500     Banco Portugues do Atlantico                                                     251,308
         17,500     Telecel - Comunicacoes Pessoais SA                                               231,732
                    TOTAL                                                                            933,806
                    Singapore-0.8%
         27,000     Chartered Semiconductor Manufacturing                                            152,633
            250  /1/Chartered Semiconductor Manufacturing ADR                                         13,313
         13,000     DBS Group Holdings Ltd.                                                          168,640
        165,000     DBS Land Ltd.                                                                    322,047
        114,000     Delgro Corporation Ltd.                                                          356,144
         44,000  /1/MediaRing.com Ltd.                                                                43,463
         49,000     Natsteel Electronics Ltd                                                         202,648
        255,000     Neptune Orient Lines Ltd.                                                        379,351
         18,300     Singapore Press Holdings Ltd.                                                    343,023
                    TOTAL                                                                          1,981,262
                    Spain-0.5%
         23,464     Banco Santander Central Hispano, S.A.                                            257,976
          8,000     Continente (centros Com)                                                         180,831
          2,550     Ence Empr Nac Celulosas                                                           48,312
            454     Telefonica SA                                                                      9,461
         22,704     Telefonica SA                                                                    473,157
         29,000     Union Electrica Fenosa                                                           489,222
                    TOTAL                                                                          1,458,959
                    Sweden-0.2%
          3,500  /1/HIQ International AB                                                             146,450
        132,000     Rotternos AB                                                                     152,045
          5,300     Telefonaktiebolaget LM Ericsson                                                  256,964
                    TOTAL                                                                            555,459
                    Switzerland-0.1%
             44  /1/Kudelski SA                                                                      203,132
                    United Kingdom-1.8%
          6,200     AstraZeneca                                                                      276,238
         32,996     BP Amoco PLC                                                                     337,012
         11,893     British Telecommunication PLC                                                    238,582
          7,400     CMG PLC                                                                          391,183
         16,002     Cable & Wireless PLC                                                             203,248
         24,100  /1/Cable & Wireless Communications PLC                                              270,939
          8,500  /1/Energis PLC                                                                      346,318
         31,400     Enterprise Oil                                                                   225,324
         37,800     Halifax PLC                                                                      432,191
         26,700     Invensys PLC                                                                     121,345
         44,000     Norwich Union PLC                                                                312,934
         15,200  /1/Orange PLC                                                                       460,535
          5,800  /1/PowderJect Pharmaceuticals PLC                                                    91,842

Shares or                                                                                      Value
 Principal                                                                                      in
 Amount                                                                                         U.S.
                                                                                              Dollars
         17,329     Prudential Corp. PLC                                                             286,009
         23,170     Smithkline Beecham PLC                                                           311,472
         70,040     Vodafone AirTouch PLC                                                            330,042
                    TOTAL                                                                          4,635,214
                    TOTAL FOREIGN STOCKS                                                          35,136,360

                    FUTURES CONTRACTS COLLATERAL-8.3%/2/
$    21,955,128     United States Treasury Bill, 12/16/1999                                       21,977,325
                    TOTAL STOCKS (IDENTIFIED COST $153,590,455)                                  163,865,019

                    BONDS-36.7%

                    TREASURY AND GOVERNMENT SECURITIES-12.9%
                    Repurchase Agreement-3.2%/3/
      8,450,000     Societe Generale, New York, 5.680%, dated 11/30/1999,                          8,450,000
                    due 12/1/1999 (at amortized cost)
                    U.S. Treasury Securities-9.7%
      5,444,872     United States Treasury Bill, 12/16/1999                                        5,395,001
      2,200,000     United States Treasury Bond, 8.875%, 8/15/2017                                 2,708,552
        493,000     United States Treasury Note, 5.750%, 8/15/2003                                   487,064
     10,105,000     United States Treasury Note, 6.000%, 8/15/2009                                 9,980,203
        675,000     United States Treasury Note, 6.250%, 2/15/2003                                   677,970
      6,405,000     United States Treasury Note, 6.500%, 10/15/2006                                6,480,899
                    TOTAL                                                                         25,729,689
                    TOTAL TREASURY AND GOVERNMENT SECURITIES                                      34,179,689

                    HIGH YIELD BONDS-4.7%/4/
      1,433,061     The High Yield Bond Portfolio                                                 12,496,294

                    MORTGAGE-BACKED SECURITIES-7.8%/4/
      2,135,014     Federated Mortgage Core Portfolio                                             20,581,534

                    INVESTMENT GRADE BONDS-7.5%
                    Automobile-0.2%
        205,000     Arvin Capital, 9.50%, 2/1/2027                                                   196,406
        450,000     Dana Corp., Note, 7.%, 3/15/2028                                                 400,820
                    TOTAL                                                                            597,226
                    Banking-0.7%
        100,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                  92,612

Principal                                                                                      Value
 Amount                                                                                          in
                                                                                                U.S.
                                                                                              Dollars
$       330,000  /5/Den Danske Bank, Note, 7.40% 6/15/2010                                           324,383
        250,000     National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                            257,348
        375,000     Republic New York Corp., Sub. Note, 7.75%, 5/15/2009                             377,078
        500,000     Santander Finance Issuances, Bank Guarantee, 7.875%,                             508,945
                    4/15/2005
        330,000  /5/Swedbank, Sub., 7.50% 11/29/2049                                                 314,033
                    TOTAL                                                                          1,874,399
                    Beverage & Tobacco-0.2%
         50,000     Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                                  48,706
        450,000     Phillip Morris Cos., Inc., Deb., 9.25%, 2/15/2000                                452,201
                    TOTAL                                                                            500,907
                    Cable Television-0.4%
        960,000     Continental Cablevision, Sr. Deb., 9.5%, 8/1/2013                              1,073,203
                    Chemicals & Plastic-0.2%
        500,000  /5/Bayer Corp., Deb., 6.5%, 10/1/2002                                               495,865
                    Consumer Products-0.2%
        450,000  /5/International Speedway, Series C, 7.875%, 10/15/2004                             448,142
                    Education-0.2%
        500,000     Boston University, 7.625%, 7/15/2097                                             463,195
                    Electronics-0.3%
        700,000     Anixter Intl., Inc., Company Guarantee, 8%, 9/15/2003                            687,974
                    Finance-Automotive-0.2%
        470,000     General Motors Acceptance, Sr. Note, 5.75%, 11/10/2003                           450,114
                    Finance-Retail-0.2%
        550,000     Sears, Roebuck & Co., Medium Term Note, 7.32%, 4/24/2000                         551,931
                    Financial Intermediaries-0.7%
        600,000     Capital One Financial, Note, 7.125%, 8/01/2008                                   552,444
        450,000     DLJ, Note, 6.875%, 11/1/2005                                                     438,332
        250,000     Lehman Brothers Holdings Inc, Note, 6.9%, 1/29/2001                              249,773
        300,000     Lehman Brothers Holdings, Bond, 6.20%, 1/15/2002                                 294,300
        300,000     Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007                          295,491
        150,000     Salomon, Inc., Note, 7.2%, 2/1/2004                                              150,120
                    TOTAL                                                                          1,980,460
                    Food & Drug Retailers-0.1%
        175,000     Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/01/2008                          173,903
                    Forest Products-0.2%
        180,000     Fort James Corp., Sr. Note, 7.65%, 12/26/2000                                    181,687
        450,000     Quno Corp., Sr. Note, 9.125%, 5/15/2005                                          473,976
                    TOTAL                                                                            655,663
                    Government Agency-0.3%
        840,000     TVA, 8.625%, 11/15/2029                                                          906,998
                    Healthcare-0.2%
        400,000     COL HCA Healthcare Corp, Sr. Note, 6.41%, 6/15/2000                              397,704
                    Insurance-0.8%
        225,000     Conseco, Inc., Sr. Note, 10.5%, 12/15/2004                                       242,566
        450,000     Conseco, Inc., Sr. Sub. Note, 10.25%, 6/01/2002                                  466,193
        465,000     Geico Corp, Deb., 9.15%, 9/15/2021                                               501,940
        450,000     Provident Cos., Inc., Bond, 7.405%, 3/15/2038                                    384,381
        250,000     Sunamerica Inc, Medium Term Note, 7.34%, 8/30/2005                               250,763
        100,000     SUSA Partnership, L.P., Deb., 7.50%, 12/1/2027                                    83,796
        250,000  /5/USF&G Cap, 8.312%, 7/1/2046                                                      249,425
                    TOTAL                                                                          2,179,064
                    Leisure & Entertainment-0.2%
        500,000     Viacom, Inc., Sr. Note, 7.75%, 6/1/2005                                          510,160
                    Metals & Mining-0.2%
        275,000     Barrick Gold Corp., Deb., 7.5%, 5/1/2007                                         275,721
        250,000     Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005                                   241,403
                    TOTAL                                                                            517,124
                    Pharmaceutical-0.2%
        550,000     American Home Products Corp., Note, 7.7%, 2/15/2000                              551,931
                    Printing & Publishing-0.1%
        360,000     News America Holdings, Sr. Note, 8.50%, 2/15/2005                                374,454
                    Retailers-0.4%
        400,000     Harcourt General, Sr. Deb., 7.20%, 8/1/2027                                      351,996
        540,000     Safeway, Inc., Note, 7.25%, 9/15/2004                                            539,460
        105,000     Sears Roebuck Acceptance, Medium Term Note, 6.56%,                               104,896
                    9/05/2000
                    TOTAL                                                                            996,352


Foreign                                                                              Value
 Currency Par                                                                           in
 Amount or                                                                            U.S.
 Principal                                                                         Dollars
 Amount
                    Sovereign-0.6%
        535,000     Colombia, Government of, Note, 7.25%, 2/15/2003                                  485,513
        500,000     Export-Import Bank Korea, Note, 6.5%, 5/15/2000                                  497,662
        530,000     South Africa, Government of, Global Bond Deb., 9.625%,                           530,975
                    12/15/1999
                    TOTAL                                                                          1,514,150
                    Technology Services-0.2%
        500,000     Dell Computer Corp., Deb., 7.1%, 4/15/2028                                       465,595
        100,000     Paramount Communications Inc, Sr. Deb., 8.25%, 8/1/2022                           99,450
                    TOTAL                                                                            565,045
                    Telecommunications & Cellular-0.5%
        800,000     BellSouth Telecommunication, Note, 6.0%, 6/15/2002                               786,512
        540,000     Telecom de Puerto Rico, Note, 6.65%, 5/15/2006                                   514,615
                    TOTAL                                                                          1,301,127
                    TOTAL INVESTMENT GRADE BONDS                                                  19,767,091

                    FOREIGN BONDS-3.8%
                    Australian Dollar-0.2%
        340,000     Queensland, State of, 8%, 9/14/2007                                              231,339
        213,000     Queensland, State of, Deb., 10.5%, 5/15/2003                                     151,708
        310,000     West Australia, State of, Local Government Guarantee,                            205,890
                    8%, 7/15/2003
                    TOTAL                                                                            588,937
                    Austrian Schilling-0.2%
        915,000     Austria, Government of, Unsub., 6.5%, 1/10/2024                                  496,209
                    Belgian Franc-0.0%
         63,708     Belgium, Government of, Bond, 6.5%, 3/31/2005                                     68,561
                    British Pound-0.4%
        303,000     British Gas PLC, 8.875%, 7/8/2008                                                546,197
        210,000     United Kingdom, Government of, Bond, 8%, 12/07/2015                              452,318
                    TOTAL                                                                            998,515
                    Canadian Dollar-0.3%
        569,000     Canada, Government of, Deb., 6.50%, 6/1/2004                                     391,793
        400,000     Ontario Hydro, 9.00%, 6/24/2002                                                  290,493
                    TOTAL                                                                            682,286
Foreign                                                                              Value
 Currency Par                                                                           in
 Amount                                                                               U.S.
                                                                                   Dollars
                    Danish Krone-0.1%
      1,200,000     Denmark, Government of, 8%, 5/15/2003                                            177,798
                    Deutsche Mark-0.3%
        132,935     Depfa-Bank, 5.5%, 1/15/2013                                                      130,616
        410,567     Germany, Government of, Deb., 6.25%, 1/04/2024                                   432,988
        255,645     KFW International Finance, Bank Guarantee, 6.75%,                                279,888
                    6/20/2005
                    TOTAL                                                                            843,492
                    French Franc-0.1%
        245,138     France, Government of, 8.5%, 10/25/2019                                          329,724
                    Greek Drachma-0.3%
    181,800,000     Greece, Government of, Floating Rate Note, 10.24%                                571,060
                    10/23/2003
     23,000,000     Greece, Government of, Floating Rate Note, 12.40%,                                72,281
                    11/26/2003
                    TOTAL                                                                            643,341
                    Hungarian Forint-0.1%
     25,000,000     Hungary, Government of, Bond, 14%, 12/12/2002                                    104,352
     50,000,000     Hungary, Government of, Series HUNG, 9.5%, 2/12/2009                             196,301
                    TOTAL                                                                            300,653
                    Irish Pound-0.2%
        450,757     Ireland, Government of, Deb., 9%, 9/01/2006                                      554,254
                    Italian Lira-0.3%
        632,658     Italy, Government of, 9.5%, 1/01/2005                                            765,073
                    Netherlands Guilder-0.2%
        220,000     Baden Wurt L-Finance N.V., Bank Guarantee, 6%, 1/25/2006                         117,323
        350,000     Netherlands, Government of, 5.5%, 1/15/2028                                      333,666
        136,134     Netherlands, Government of, 6%, 1/15/2006                                        144,391
                    TOTAL                                                                            595,380
                    New Zealand Dollar-0.0%
        205,000     New Zealand, Government of, 8%, 2/15/2001                                        107,018
                    Norwegian Krone-0.2%
        730,000     Norway, Government of, 5.5%, 5/15/2009                                            86,508
      1,620,000     Norway, Government of, Bond, 7%, 5/31/2001                                       204,219
      1,215,000     Norway, Government of, Foreign Government Guarantee,                             149,862
                    5.75%, 11/30/2004
                    TOTAL                                                                            440,589
                    Polish Zloty-0.3%
      1,460,000     Poland, Government of, Bond, 12%, 10/12/2003                                     332,029
        730,000     Poland, Government of, Bond, Series 0603, 12%, 6/12/2003                         164,642
        850,000     Poland, Government of, Series 0604, 10%, 6/12/2004                               184,118
                    TOTAL                                                                            680,789
                    Portugese Escutos-0.1%
        330,000     Portugal, Government of, Ot's, 6.625%, 2/23/2007                                 359,162
                    Spanish Peseta-0.4%
        240,404     Spain, Government of, 10%, 2/28/2005                                             297,544
        781,315     Spain, Government of, 6.15%, 1/31/2013                                           828,186
                    TOTAL                                                                          1,125,730
                    Swedish Krona-0.1%
        700,000     Sweden, Government of, Deb., 13%, 6/15/2001                                       92,300
        800,000     Sweden, Government of, Deb., 9%, 4/20/2009                                       116,472
                    TOTAL                                                                            208,772
                    TOTAL FOREIGN BONDS                                                            9,966,283
                    TOTAL BONDS (IDENTIFIED COST $72,410,637)                                     96,990,891
                    TOTAL INVESTMENTS (IDENTIFIED COST $226,001,092)/6/                   $      260,855,910

/1/  Non-income producing security.

/2/ The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payment to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts is $21,977,325 at November 30, 1999.

/3/ The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement are through participation in joint accounts with other Federated funds.

/4/ Pursuant to an Exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's adviser. The Trust is an open-end management investment company under the Investment Company Act of 1940 available only registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

/5/ Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 1999, these securities amounted to $1,831,848 which represents 0.7% of net assets.

/6/ The cost of investments for federal tax purposes amounts to $226,591,989. The net unrealized appreciation of investments on a federal tax basis amounts to $34,263,921 which is comprised of $44,307,916 appreciation and $10,043,995 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($264,525,856) at November 30, 1999.


The following acronyms are used throughout this portfolio:

ADR  -American Depositary Receipt
COL  -Collateralized
GDR  -Global Depositary Receipt
MBIA -Municipal Bond Investors Assurance
SPA  -Standby Purchase Agreement

See Notes which are an integral part of the Financial Statements


Portfolio of Investments
Federated Managed Growth Portfolio

(FORMERLY, FEDERATED MANAGED AGGRESSIVE GROWTH FUND)

NOVEMBER 30, 1999

Shares
Value in

U.S.

Dollars
                       STOCKS-81.1%
                       LARGE-CAP VALUE STOCKS-21.6%
                       Basic Materials-1.3%
         4,800         Air Products & Chemicals, Inc.
$      155,400
         5,700         Alcoa,
Inc.                                                                                    373,350
        22,821         Archer-Daniels-Midland
Co.                                                                     283,836
         3,000         Bemis Co.,
Inc.                                                                                 94,500
         3,400         Dow Chemical
Co.                                                                               398,225
         4,260         Du Pont (E.I.) de Nemours &
Co.                                                                253,204
         3,200         Hercules,
Inc.                                                                                  76,000
         3,400         International Paper
Co.                                                                        177,437
         3,500         Martin Marietta
Materials                                                                      132,781
         1,900         PPG Industries,
Inc.                                                                           111,269

TOTAL                                                                                        2,056,002
                       Capital Goods-1.4%
         6,800         Boeing
Co.                                                                                     277,525
         4,200         Caterpillar,
Inc.                                                                              194,775
         2,400         Cooper Industries,
Inc.                                                                        103,050
         3,200         Crown Cork & Seal Co.,
Inc.                                                                     65,200
         5,100         Dover
Corp.                                                                                    221,212
         2,300         Emerson Electric
Co.                                                                           131,100
         3,300         Hillenbrand Industries,
Inc.                                                                   112,819
         4,700         Ingersoll-Rand
Co.                                                                             227,656
         3,000         Johnson Controls,
Inc.                                                                         163,500
         3,100         Minnesota Mining & Manufacturing
Co.                                                           296,244
         2,600         Northrop Grumman,
Corp.                                                                        146,087
         5,900         Parker-Hannifin
Corp.                                                                          277,669

TOTAL                                                                                        2,216,837
                       Communication Services-3.7%
        21,565         AT&T
Corp.                                                                                   1,204,944
        17,200         Bell Atlantic
Corp.                                                                          1,088,975
         9,900         BellSouth
Corp.                                                                                457,256
        10,400         GTE
Corp.                                                                                      759,200
        12,678      /1/MCI Worldcom,
Inc.                                                                           1,048,312
        15,780         SBC Communications,
Inc.                                                                       819,574
         4,600         Sprint Corp. (FON
Group)                                                                       319,125
         6,000         U.S. West,
Inc.                                                                                372,375

TOTAL                                                                                        6,069,761
                       Consumer Cyclicals-1.1%
         8,500         Ford Motor
Co.                                                                                 429,250
         2,900         Gannett Co.,
Inc.                                                                              207,531
         4,800         General Motors
Corp.                                                                           345,600
        16,500      /1/K Mart
Corp.                                                                                   163,969
         4,520         Limited,
Inc.                                                                                  191,817
         7,400         Masco
Corp.                                                                                    186,850
         2,550         May Department Stores
Co.                                                                       85,744
         3,100         Sears, Roebuck &
Co.                                                                           105,981
         8,900         Service Corp.
International                                                                     67,306

TOTAL                                                                                        1,784,048
                       Consumer Staples-1.8%
         1,600      /1/AMFM,
Inc.                                                                                     113,100
         8,321         CBS
Corp.                                                                                      432,692
         3,500         Dole Food,
Inc.                                                                                 56,000
         6,400         Kimberly-Clark
Corp.                                                                           408,800
        10,700         McDonald's
Corp.                                                                               481,500
           600      /1/MediaOne Group,
Inc.                                                                            47,550
         7,300         Nabisco Group Holdings
Corp.                                                                    84,406
        18,000         Philip Morris Cos.,
Inc.                                                                       473,625
        11,800         UST,
Inc.                                                                                      314,175
        20,100         Walt Disney
Co.                                                                                560,288

TOTAL                                                                                        2,972,136
                       Energy-2.4%
         3,800         Atlantic Richfield
Co.                                                                         366,225
         5,400      /1/BJ Services
Co.                                                                                188,325
         5,100         Chevron
Corp.                                                                                  451,669
         6,018         Conoco, Inc., Class
B                                                                          157,596
        16,500         Exxon
Corp.                                                                                  1,308,656
         4,500         Mobil
Corp.                                                                                    469,406
        10,000         Occidental Petroleum
Corp.                                                                     219,375
         3,200         Phillips Petroleum
Co.                                                                         153,000
         6,600         Sunoco,
Inc.                                                                                   168,712
         2,000         Texaco,
Inc.                                                                                   121,875
         8,400         USX-Marathon
Group                                                                             222,075

TOTAL                                                                                        3,826,914
                       Financials-6.0%
        12,400         Allstate
Corp.                                                                                 324,725
         1,900         American Express
Co.                                                                           287,494
        11,126         American International Group,
Inc.                                                           1,148,760
        12,194         Bank of America
Corp.                                                                          713,349
         6,000         Bank of New York Co.,
Inc.                                                                     239,250
         2,867         Bear Stearns Cos.,
Inc.                                                                        116,989
         4,700         CIGNA
Corp.                                                                                    386,575
         5,300         Chase Manhattan
Corp.                                                                          409,425
        27,275         Citigroup,
Inc.                                                                              1,469,441
         8,100         Fannie
Mae                                                                                     539,663
        11,800         First Union
Corp.                                                                              456,512
         9,126         Fleet Boston Financial
Corp.                                                                   345,077
         5,300      /1/Golden State Bancorp,
Inc.                                                                     103,019
         4,400
KeyCorp                                                                                        118,800
         3,000         Loews
Corp.                                                                                    192,000
         4,200         MBIA,
Inc.                                                                                     210,000
         2,000         MGIC Investment
Corp.                                                                          113,000
         4,750         Marsh & McLennan Cos.,
Inc.                                                                    373,469
         7,600         Mellon Financial
Corp.                                                                         276,925
         1,000         Merrill Lynch & Co.,
Inc.                                                                       80,625
         1,100         Morgan, J.P. & Co.,
Inc.                                                                       144,650
         4,300         Morgan Stanley, Dean Witter, Discover &
Co.                                                    518,687
         6,900         Old Republic International
Corp.                                                                86,250
         2,800         PNC Bank
Corp.                                                                                 156,100
         2,300         SunTrust Banks,
Inc.                                                                           160,712
         4,100         Torchmark
Corp.                                                                                130,175
         8,400         Washington Mutual,
Inc.                                                                        243,600
         7,400         Wells Fargo
Co.                                                                                344,100

TOTAL                                                                                        9,689,372
                       Health Care-0.5%
         6,100         American Home Products
Corp.                                                                   317,200
         9,600         Pharmacia & Upjohn,
Inc.                                                                       525,000

TOTAL                                                                                          842,200
                       Technology-2.0%
         5,100         Eastman Kodak
Co.                                                                              315,562
         4,200         Electronic Data Systems
Corp.                                                                  270,112
         9,200         First Data
Corp.                                                                               397,900
         6,100         Hewlett-Packard
Co.                                                                            578,738
        12,800         International Business Machines
Corp.                                                        1,319,200
         2,500         Motorola,
Inc.                                                                                 285,625
         5,400         Raytheon Co., Class
A                                                                          157,275

TOTAL                                                                                        3,324,412
                       Transportation-0.4%
         2,900      /1/AMR
Corp.                                                                                      176,537
         9,600         Burlington Northern Santa
Fe                                                                   278,400
         8,700         Ryder Systems,
Inc.                                                                            196,294

TOTAL                                                                                          651,231
                       Utilities-1.0%
         6,100         CMS Energy
Corp.                                                                               202,825
         7,300         Coastal
Corp.                                                                                  257,325
         4,350         Columbia Energy
Group                                                                          272,962
         4,400         Constellation Energy
Group                                                                     129,525
         3,300         Dominion Resources,
Inc.                                                                       149,737
         8,700         Reliant Energy,
Inc.                                                                           215,869
         8,400         Southern
Co.                                                                                   196,350
         5,900         Texas Utilities
Co.                                                                            211,294

TOTAL                                                                                        1,635,887
                       TOTAL LARGE-CAP VALUE
STOCKS                                                                35,068,800

                       SMALL-CAP VALUE STOCKS-4.0%
                       Basic Materials-0.3%
         1,400         Cambrex
Corp.                                                                                   44,100
         1,000         ChemFirst,
Inc.                                                                                 23,375
           800         Commercial Metals
Corp.                                                                         25,600
           900         Commonwealth Industries,
Inc.                                                                   11,587
         2,100         Corn Products International,
Inc.                                                               65,887
         1,000         Florida Rock Industries,
Inc.                                                                   31,250
           900         Imco Recycling,
Inc.                                                                            11,587
         1,300         Lilly Industries, Inc., Class
A                                                                 18,119
           800      /1/Material Sciences
Corp.                                                                          8,750
           600      /1/McWhorter Technologies,
Inc.                                                                     8,250
         1,300         OM Group,
Inc.                                                                                  43,875
           400         Penford
Corporation                                                                              6,050
           700         Pope & Talbot,
Inc.                                                                              8,356
           500         Quaker Chemical
Corp.                                                                            7,812
           800         Quanex
Corp.                                                                                    16,950
           700         Republic Group,
Inc.                                                                            11,112
           600         Steel Technologies,
Inc.                                                                         6,750
         1,200         Texas Industries,
Inc.                                                                          43,500
           900      /1/WHX
Corp.                                                                                        7,987

TOTAL                                                                                          400,897
                       Capital Goods-0.6%
         1,500         AAR
Corp.                                                                                       24,750
         1,500         AMCOL International
Corp.                                                                       26,625
         2,200         Applied Power, Inc., Class
A                                                                    70,262
         2,000         Aptargroup,
Inc.                                                                                54,250
         1,400      /1/BE Aerospace,
Inc.                                                                               9,800
         1,500         BMC Industries,
Inc.                                                                             8,156
           900      /1/Benchmark Electronics,
Inc.                                                                     20,025
         1,200         Brady (W.H.)
Co.                                                                                36,825
           400         Butler Manufacturing
Co.                                                                         8,575
         1,300         CLARCOR,
Inc.                                                                                   22,587
         1,700      /1/Checkpoint System,
Inc.                                                                         13,494
           700      /1/Electro Scientific Industries,
Inc.                                                             40,906
           800      /1/Flow International
Corp.                                                                         8,200
           800      /1/Gardner Denver,
Inc.                                                                            13,100
         1,200      /1/Global Industrial Technologies,
Inc.                                                            15,150
           700      /1/HADCO
Corp.                                                                                     33,075
         1,000         Harman International Industries,
Inc.                                                           51,500
           600         Harmon Industries,
Inc.                                                                          7,425
           500         Insteel Industries,
Inc.                                                                         4,219
           700      /1/Intermagnetics General
Corp.                                                                     4,681
           800      /1/Itron,
Inc.                                                                                      5,050
         1,300         Kaman Corp., Class
A                                                                            15,437
         2,200      /1/Kemet
Corp.                                                                                     79,750
           600         Lawson Products,
Inc.                                                                           13,650
           900      /1/Lydall,
Inc.                                                                                     8,044
         2,900      /1/Morrison Knudsen
Corp.                                                                          25,194
         2,000      /1/Mueller Industries,
Inc.                                                                        72,000
         1,110         Myers Industries,
Inc.                                                                          16,650
           300      /1/Nashua
Corp.                                                                                     2,212
           600         Park Electrochemical
Corp.                                                                      19,725
         2,600      /1/Paxar
Corp.                                                                                     22,100
         1,550         Reliance Steel & Aluminum
Co.                                                                   37,781
           700      /1/SPS Technologies,
Inc.                                                                          22,925
         1,300         Smith (A.O.)
Corp.                                                                              28,600
           700         Spartan Motors,
Inc.                                                                             2,931
           700         Standex International
Corp.                                                                     14,787
           700      /1/Stone & Webster,
Inc.                                                                           11,462
           900         Technitrol,
Inc.                                                                                38,587
           900         Thomas Industries,
Inc.                                                                         14,512
           500      /1/Three-Five Systems,
Inc.                                                                        21,250
           900         URS
Corp.                                                                                       17,550
         1,300         Valmont Industries,
Inc.                                                                        23,075
         1,300         Wabash National
Corp.                                                                           19,094
         1,600         Watsco,
Inc.                                                                                    17,400

TOTAL                                                                                        1,023,371
                       Communication Services-0.0%
         2,800      /1/General Communications, Inc., Class
A                                                           11,550
                       Consumer Cyclicals-0.8%
           500         Angelica
Corp.                                                                                   5,000
         1,200         Applied Industrial Technologies,
Inc.                                                           20,550
         1,400         Arctic Cat,
Inc.                                                                                14,350
         1,300         Authentic Fitness
Corp.                                                                         26,894
           800         Baker (J.),
Inc.                                                                                 4,100
           700         Bassett Furniture Industries,
Inc.                                                              11,156
         2,000      /1/Bombay Co.,
Inc.                                                                                10,000
         1,000      /1/Books-A-Million,
Inc.                                                                           10,375
         1,000         Brown Shoe Co.,
Inc.                                                                            15,750
           700      /1/Building Materials Holding
Corp.                                                                 6,912
         2,900         Casey's General Stores,
Inc.                                                                    36,975
         1,500         Cato Corp., Class
A                                                                             19,687
         1,900      /1/Cerner
Corp.                                                                                    36,100
         2,700      /1/Champion Enterprises,
Inc.                                                                      23,119
           600         Chemed
Corp.                                                                                    15,600
           900         Coachmen Industries,
Inc.                                                                       12,881
         1,400      /1/Cone Mills
Corp.                                                                                 6,912
           900      /1/Cyrk International,
Inc.                                                                         6,637
         3,500         D. R. Horton,
Inc.                                                                              48,125
           300      /1/Damark International, Inc., Class
A                                                              2,925
           900      /1/Discount Auto Parts,
Inc.                                                                       12,431
           600         Dixie Group,
Inc.                                                                                4,162
         1,100      /1/Dress Barn,
Inc.                                                                                18,769
         2,000         Fedders
Corp.                                                                                   10,750
         1,800      /1/Goody's Family Clothing,
Inc.                                                                   11,925
           700      /1/Gottschalks,
Inc.                                                                                6,300
         1,200      /1/Group 1 Automotive,
Inc.                                                                        17,400
         2,700      /1/HA-LO Industries,
Inc.                                                                          16,875
           400         Haggar
Corp.                                                                                     4,850
         1,300         Hughes Supply,
Inc.                                                                             30,794
         1,600      /1/Information Resources,
Inc.                                                                     16,000
           600      /1/Insurance Automotive Auctions,
Inc.                                                              8,700
         1,400         Intermet
Corp.                                                                                  14,175
         1,500      /1/Jan Bell Marketing,
Inc.                                                                         4,219
         1,000         Jo-Ann Stores,
Inc.                                                                             13,062
         1,400         Justin Industries,
Inc.                                                                         21,787
           600         K Swiss, Inc., Class
A                                                                           8,550
           900         K2,
Inc.                                                                                         6,637
         1,500         Kellwood
Co.                                                                                    31,125
           500         Lillian Vernon
Corp.                                                                             6,000
         1,200         M.D.C. Holdings,
Inc.                                                                           17,925
         1,600      /1/Michaels Stores,
Inc.                                                                           50,200
         1,200      /1/NFO Worldwide,
Inc.                                                                             15,675
         1,900         Nautica Enterprise,
Inc.                                                                        24,937
           400         Oxford Industries,
Inc.                                                                          8,525
         1,500         Phillips Van Heusen
Corp.                                                                       12,750
           800         Pillowtex
Corp.                                                                                  3,200
         1,100      /1/Primark
Corp.                                                                                   29,219
         2,900      /1/Prime Hospitality
Corp.                                                                         25,194
         1,100         Russ Berrie & Co.,
Inc.                                                                         28,050
           800         Ryland Group,
Inc.                                                                              18,200
         1,000      /1/Service Experts,
Inc.                                                                            6,250
         1,600         Shopko Stores,
Inc.                                                                             36,300
         1,000         Simpson Industries,
Inc.                                                                        10,531
           500         Skyline
Corp.                                                                                   12,406
           700         Standard Motor Products,
Inc.                                                                   12,819
         1,600         Standard Pacific
Corp.                                                                          17,600
         2,500      /1/Stein Mart,
Inc.                                                                                15,156
         2,600         Stride Rite
Corp.                                                                               16,575
         1,500         Sturm Ruger & Co.,
Inc.                                                                         13,500
           400      /1/Swiss Army Brands,
Inc.                                                                          3,250
         1,200      /1/TBC
Corp.                                                                                        7,050
           900         TJ International,
Inc.                                                                          37,519
           800         Thomas Nelson,
Inc.                                                                              7,100
           700         Thor Industries,
Inc.                                                                           19,556
         2,000      /1/Toll Brothers,
Inc.                                                                             35,750
           700         Toro
Co.                                                                                        22,706
         2,600      /1/Tower Automotive,
Inc.                                                                          39,000
           700      /1/U.S. Home
Corp.                                                                                 18,025
         1,100         Universal Forest Products,
Inc.                                                                 16,912
         2,300         Wolverine World Wide,
Inc.                                                                      25,156
         1,000         Wynns International,
Inc.                                                                       15,125
         2,000      /1/Zale
Corp.                                                                                     101,250

TOTAL                                                                                        1,321,970
                       Consumer Staples-0.4%
         1,200         ABM Industries,
Inc.                                                                            25,800
           600      /1/Agribrands International,
Inc.                                                                  28,237
         1,833         Bindley Western Industries,
Inc.                                                                24,287
         1,100      /1/CDI
Corp.                                                                                       26,675
         2,900         CKE Restaurants,
Inc.                                                                           18,669
         1,000      /1/Canandaigua Wine Co., Inc., Class
A                                                             53,250
           600      /1/Carmike Cinemas, Inc., Class
A                                                                   7,500
         2,400         Earthgrains
Co.                                                                                 43,500
           400      /1/GC Cos.,
Inc.                                                                                   11,275
         1,100      /1/IHOP
Corp.                                                                                      17,050
         3,640      /1/Interim Services,
Inc.                                                                          67,112
           500      /1/J & J Snack Foods
Corp.                                                                          9,375
         1,400      /1/Landrys Seafood Restaurants,
Inc.                                                               12,337
         1,200         Luby's Cafeterias,
Inc.                                                                         13,950
         1,100         Michael Foods,
Inc.                                                                             27,569
         3,700      /1/NBTY,
Inc.                                                                                      36,191
           600         Nash Finch
Co.                                                                                   4,350
           400         National Presto Industries,
Inc.                                                                14,100
         1,800         Owens & Minor,
Inc.                                                                             16,875
           700      /1/Panera Bread
Co.                                                                                 5,425
           800      /1/Performance Food Group
Co.                                                                      20,000
           805      /1/Priority HealthCare Corp., Class
A                                                              16,905
         1,700      /1/Ralcorp Holdings,
Inc.                                                                          33,256
         1,000      /1/Royal Appliance
Manufacturing                                                                    5,812
         2,000      /1/Ryan's Family Steak Houses,
Inc.                                                                19,750
           900         Schweitzer-Mauduit International,
Inc.                                                          11,925
         2,300      /1/Smithfield Foods,
Inc.                                                                          58,937
         1,600      /1/StaffMark,
Inc.                                                                                 12,750
           800      /1/Volt Information Science,
Inc.                                                                  17,850

TOTAL                                                                                          660,712
                       Energy-0.1%
         1,400         Cabot Oil & Gas Corp., Class
A                                                                  21,437
         1,000      /1/Dril-Quip,
Inc.                                                                                 24,625
            89      /1/Eagle Geophysical,
Inc.                                                                              4
         1,000      /1/HS Resources,
Inc.                                                                              12,937
         1,200      /1/Remington Oil & Gas
Corp.                                                                        6,000
           700      /1/SEACOR SMIT,
Inc.                                                                               36,312
         1,300      /1/Seitel,
Inc.                                                                                     8,775
           600         St. Mary Land & Exploration
Co.                                                                 12,525
         3,400         Vintage Petroleum,
Inc.                                                                         36,337

TOTAL                                                                                          158,952
                       Financials-0.6%
         1,300         Banknorth Group,
Inc.                                                                           39,609
         1,400         Carolina First
Corporation                                                                      28,612
         2,600         Community First Bankshares,
Inc.                                                                47,287
           700         Dain Rauscher
Corp.                                                                             34,081
         1,168      /1/Delphi Financial Group, Inc., Class
A                                                           36,237
         1,600         Downey Financial
Corp.                                                                          32,200
         2,100         Enhance Financial Services Group,
Inc.                                                          35,962
         1,700         Fidelity National Financial,
Inc.                                                               25,606
         3,600         First American Financial
Corp.                                                                  46,350
         3,900         Fremont General
Corp.                                                                           19,744
         1,400      /1/Hambrecht & Quist
Group                                                                         69,650
           500         JSB Financial,
Inc.                                                                             29,562
         1,300         MAF Bancorp,
Inc.                                                                               28,844
         1,370         Provident Bankshares
Corp.                                                                      27,143
         2,000         Radian Group,
Inc.                                                                              97,750
         2,600         Raymond James Financial,
Inc.                                                                   48,912
         1,600         Riggs National
Corp.                                                                            22,700
         1,200      /1/Silicon Valley
Bancshares                                                                       44,175
         2,000         Susquehanna Bankshares,
Inc.                                                                    34,625
         2,400         UST
Corp.                                                                                       75,750
         2,400         United Bankshares,
Inc.                                                                         59,400
         1,300         Whitney Holding
Corp.                                                                           49,400

TOTAL                                                                                          933,599
                       Health Care-0.2%
           800         Cooper Companies,
Inc.                                                                          20,200
         3,300      /1/Coventry Health Care
Inc.                                                                       18,975
           800      /1/Datascope
Corp.                                                                                 29,675
           800         Diagnostic Products
Corp.                                                                       20,150
         1,000      /1/Hanger Orthopedica Group,
Inc.                                                                  10,250
         1,600         Invacare
Corp.                                                                                  33,700
         1,100      /1/NCS HealthCare, Inc., Class
A                                                                    2,922
         2,700      /1/Orthodontic Centers of America,
Inc.                                                            32,906
           900      /1/Pediatrix Medical
Group                                                                          6,975
         1,700      /1/Regeneron Pharmaceuticals,
Inc.                                                                 12,962
         1,800      /1/Roberts Pharmaceutical
Corp.                                                                    58,162
           800      /1/Rural / Metro
Corp.                                                                              4,550
         1,400      /1/Sola International,
Inc.                                                                        19,950
           500      /1/SpaceLabs Medical,
Inc.                                                                          6,937
         4,700      /1/US Oncology,
Inc.                                                                               22,178
         1,400      /1/Vertex Pharmaceuticals,
Inc.                                                                    37,187
           700         Vital Signs,
Inc.                                                                               16,275

TOTAL                                                                                          353,954
                       Technology-0.4%
           700         Analogic
Corp.                                                                                  20,891
         2,000      /1/Anixter International,
Inc.                                                                     40,750
         1,300      /1/Avid Technology,
Inc.                                                                           14,381
           304         Avnet,
Inc.                                                                                     16,701
         1,600      /1/Cable Design Technologies, Class
A                                                              38,300
           300      /1/Centigram Communications
Corp.                                                                   4,200
         1,300      /1/Coherent,
Inc.                                                                                  34,450
           800      /1/Digi International,
Inc.                                                                        12,900
         1,100      /1/Electroglas,
Inc.                                                                               31,316
         2,300      /1/Epicor Software
Corp.                                                                           13,441
         1,800      /1/Filenet
Corp.                                                                                   36,000
         1,200         Gerber Scientific,
Inc.                                                                         23,100
         1,400      /1/Hutchinson Technology,
Inc.                                                                     25,900
         2,900      /1/International Rectifier
Corp.                                                                   58,725
         1,300      /1/Kulicke & Soffa
Industries                                                                      46,394
         1,000      /1/Lason Holdings,
Inc.                                                                            24,375
         2,600      /1/Lattice Semiconductor
Corp.                                                                    116,350
         1,500         Pioneer Standard Electronics,
Inc.                                                              20,250
         4,000      /1/S3,
Inc.                                                                                        33,500
         1,800      /1/Silicon Valley Group,
Inc.                                                                      25,762
           900      /1/Standard Microsystems
Corp.                                                                     11,025
           800      /1/Symmetricom,
Inc.                                                                                6,150
         1,200      /1/Ultratech Stepper,
Inc.                                                                         22,725
           400         Watkins Johnson
Co.                                                                             15,525

TOTAL                                                                                          693,111
                       Transportation-0.2%
         1,800      /1/American Freightways
Corp.                                                                      31,162
         1,100      /1/Arkansas Best
Corp.                                                                             13,750
         2,000      /1/Fritz Companies,
Inc.                                                                           19,750
         1,700      /1/Heartland Express,
Inc.                                                                         25,075
           700      /1/M.S. Carriers,
Inc.                                                                             18,375
         1,900      /1/Mesa Air Group,
Inc.                                                                             9,737
         1,200         Pittston BAX
Group                                                                              11,400
           500      /1/Railtex,
Inc.                                                                                    8,437
         3,200         Rollins Truck Leasing
Corp.                                                                     37,600
         1,400         SkyWest,
Inc.                                                                                   34,300
         1,500         USFreightways
Corp.                                                                             62,625
         2,600         Werner Enterprises,
Inc.                                                                        39,000
         1,400         Yellow
Corp.                                                                                    23,537

TOTAL                                                                                          334,748
                       Utilities-0.4%
           500         American States Water
Co.                                                                       18,969
           600         Aquarion
Co.                                                                                    22,050
         1,700         Atmos Energy
Corp.                                                                              37,931
           400         Bangor Hydro Electric
Co.                                                                        6,425
           600         Cascade Natural Gas
Corp.                                                                       10,537
           900         Central Hudson Gas & Electric
Corp.                                                             30,094
           600         Central VT Public Service
Corp.                                                                  7,425
           600         Connecticut Energy
Corp.                                                                        23,662
         1,100         Eastern Utilities
Association                                                                   33,412
         1,600         Energen
Corp.                                                                                   30,800
         1,000         New Jersey Resources
Corp.                                                                      40,250
         1,400         Northwest Natural Gas
Co.                                                                       35,175
         1,300         Northwestern
Corp.                                                                              27,462
           954      /1/Southern Union
Co.                                                                              18,365
         1,700         Southwest Gas
Corp.                                                                             39,844
         1,400         Southwestern Energy
Co.                                                                         10,412
           700         TNP Enterprises,
Inc.                                                                           28,569
           800         United Illuminating
Co.                                                                         41,400
         2,100         United Water Resources,
Inc.                                                                    70,350
         2,100         WICOR,
Inc.                                                                                     63,000

TOTAL                                                                                          596,132
                       TOTAL SMALL-CAP VALUE
STOCKS                                                                 6,488,996

                       LARGE-CAP GROWTH STOCKS-22.1%
                       Basic Materials-0.1%
         3,400         Monsanto
Co.                                                                                   143,437
                       Capital Goods-2.3%
         4,600         Allied-Signal,
Inc.                                                                            275,138
         3,000         Avery Dennison
Corp.                                                                           178,125
        19,300         General Electric
Co.                                                                         2,509,000
         5,500         Miller Herman,
Inc.                                                                            125,813
         2,100      /1/SCI Systems,
Inc.                                                                              142,538
         6,600         United Technologies
Corp.                                                                      372,900
         3,412         Waste Management,
Inc.                                                                          55,445

TOTAL                                                                                        3,658,959
                       Communication Services-0.4%
         3,500         BroadWing
Inc.                                                                                 101,938
        10,000         Vodafone AirTouch PLC,
ADR                                                                     471,875

TOTAL                                                                                          573,813
                       Consumer Cyclicals-2.0%
         2,300      /1/Abercrombie & Fitch Co., Class
A                                                                74,463
         3,400         Block (H&R),
Inc.                                                                              146,200
         3,500      /1/Convergys
Corp.                                                                                 95,594
         1,800         Costco Wholesale
Corp.                                                                         165,038
         2,900         Dayton-Hudson
Corp.                                                                            204,631
         4,725         Gap (The),
Inc.                                                                                191,363
         3,500         Harley Davidson,
Inc.                                                                          213,500
         7,900         Home Depot,
Inc.                                                                               624,594
         2,600         Lowe's Cos.,
Inc.                                                                              129,513
         2,100         Maytag
Corp.                                                                                   100,144
         4,350      /1/Staples,
Inc.                                                                                  102,225
        10,200         TJX Cos.,
Inc.                                                                                 267,113
        17,200         Wal-Mart Stores,
Inc.                                                                          991,150

TOTAL                                                                                        3,305,528
                       Consumer Staples-3.4%
         5,000      /1/AT&T Corp. - Liberty Media Group, Inc., Class
A                                                209,063
         3,100         Avon Products,
Inc.                                                                            112,956
         6,400         Campbell Soup
Co.                                                                              285,600
         1,500         Cardinal Health,
Inc.                                                                           78,469
        13,000         Coca-Cola
Co.                                                                                  875,063
         2,400         Colgate-Palmolive
Co.                                                                          131,700
         3,800         Comcast Corp., Class
A                                                                         171,713
         6,900         Dial
Corp.                                                                                     193,631
         4,200         Gillette
Co.                                                                                   168,788
         3,000         Heinz (H.J.)
Co.                                                                               125,625
         5,106         McKesson HBOC,
Inc.                                                                            119,353
         9,200         PepsiCo,
Inc.                                                                                  317,975
         8,300         Procter & Gamble
Co.                                                                           896,400
         3,300         Quaker Oats
Co.                                                                                215,325
         8,700      /1/Safeway,
Inc.                                                                                  320,813
         7,400         Sara Lee
Corp.                                                                                 179,450
         3,500         Sysco
Corp.                                                                                    133,219
         8,900         Time Warner,
Inc.                                                                              549,019
         5,100      /1/Tricon Global Restaurants,
Inc.                                                                211,650
         5,000      /1/Viacom, Inc., Class
A                                                                          249,063

TOTAL                                                                                        5,544,875
                       Energy-0.1%
         3,300         Halliburton
Co.                                                                                127,669
                       Financials-0.6%
         4,486         Associates First Capital Corp., Class
A                                                        149,160
         3,600         Household International,
Inc.                                                                  142,425
        11,000         MBNA
Corp.                                                                                     277,750
         3,450         Providian Financial
Corp.                                                                      272,981
         2,700         Schwab (Charles)
Corp.                                                                         102,431

TOTAL                                                                                          944,747
                       Health Care-4.0%
         8,900         Abbott
Laboratories                                                                            338,200
         9,200      /1/Amgen,
Inc.                                                                                    419,175
         1,800         Baxter International,
Inc.                                                                     121,613
        12,600         Bristol-Myers Squibb
Co.                                                                       920,588
         6,600         Guidant
Corp.                                                                                  330,000
         4,000      /1/HEALTHSOUTH,
Corp.                                                                              22,750
         7,200         Johnson &
Johnson                                                                              747,000
         4,000         Lilly (Eli) &
Co.                                                                              287,000
        10,448         Medtronic,
Inc.                                                                                406,179
        16,000         Merck & Co.,
Inc.                                                                            1,256,000
        12,900         Pfizer,
Inc.                                                                                   466,819
         8,600         Schering Plough
Corp.                                                                          439,675
         3,100         United Healthcare
Corp.                                                                        161,006
         6,100      /1/Universal Health Services, Inc., Class
B                                                       200,919
         4,500         Warner-Lambert
Co.                                                                             403,594

TOTAL                                                                                        6,520,518
                       Technology-9.2%
        13,600      /1/America Online,
Inc.                                                                           988,550
         4,300      /1/Applied Materials,
Inc.                                                                        418,981
         5,100      /1/BMC Software,
Inc.                                                                             371,344
        25,250      /1/Cisco Systems,
Inc.                                                                          2,251,984
         3,400      /1/Compuware
Corp.                                                                                114,963
        12,400      /1/Dell Computer
Corp.                                                                            533,200
        11,600      /1/EMC Corp.
Mass                                                                                 969,325
         3,400      /1/Gateway,
Inc.                                                                                  259,675
        18,200         Intel
Corp.                                                                                  1,395,713
         4,800      /1/Lexmark International Group, Class
A                                                           398,400
        19,500         Lucent Technologies,
Inc.                                                                    1,424,719
        26,000      /1/Microsoft
Corp.                                                                              2,367,219
         7,950      /1/Oracle
Corp.                                                                                   539,109
         2,300      /1/PanAmSat
Corp.                                                                                  97,894
         4,600      /1/Seagate Technology,
Inc.                                                                       170,200
         9,000      /1/Sun Microsystems,
Inc.                                                                       1,190,250
         7,200      /1/Tellabs,
Inc.                                                                                  467,100
         6,200         Texas Instruments,
Inc.                                                                        595,588
         4,400         Xerox
Corp.                                                                                    119,075
         1,200      /1/Yahoo,
Inc.                                                                                    255,300

TOTAL                                                                                       14,928,589
                       TOTAL LARGE-CAP GROWTH
STOCKS                                                               35,748,135

                       SMALL-CAP GROWTH STOCKS-5.3%
                       Basic Materials-0.1%
         1,700      /1/Buckeye Technologies
Inc.                                                                       26,988
         1,900         Delta & Pine Land
Co.                                                                           48,569
         1,200         Geon
Co.                                                                                        36,300
         1,200         MacDermid,
Inc.                                                                                 45,675
         1,400      /1/Shorewood Packaging
Corp.                                                                       22,925
         1,850      /1/Stillwater Mining
Co.                                                                           44,863

TOTAL                                                                                          225,320
                       Capital Goods-0.6%
           500      /1/Alliant Techsystems,
Inc.                                                                       27,469
         1,800      /1/Artesyn Technologies,
Inc.                                                                      39,263
           900      /1/Astec Industries,
Inc.                                                                          22,388
           700      /1/Aviation Sales
Co.                                                                               9,888
         1,800         Baldor Electric
Co.                                                                             35,213
           900      /1/Black Box
Corp.                                                                                 53,550
           600         C&D Technologies,
Inc.                                                                          23,475
           500      /1/C-COR Electronics,
Inc.                                                                         25,531
         1,400         CTS
Corp.                                                                                      112,263
         1,100      /1/Dionex
Corp.                                                                                    42,763
         1,300      /1/Dycom Industries,
Inc.                                                                          52,325
         2,100         GenCorp,
Inc.                                                                                   22,969
         1,000         Graco,
Inc.                                                                                     32,938
         1,500         IDEX
Corp.                                                                                      41,344
         1,200      /1/Insituform Technologies, Inc., Class
A                                                          30,075
         2,200         JLG Industries,
Inc.                                                                            30,113
           600         Lindsay Manufacturing
Co.                                                                       10,088
         1,250         Manitowoc,
Inc.                                                                                 38,125
           700         New England Business Service,
Inc.                                                              15,838
           900      /1/Oak Industries,
Inc.                                                                            67,781
           900      /1/Plexus
Corp.                                                                                    35,438
         1,500         Roper Industries,
Inc.                                                                          55,781
         1,800      /1/SLI,
Inc.                                                                                       23,288
           900         Scott Technologies,
Inc.                                                                        18,563
           900      /1/Specialty Equipment Cos.,
Inc.                                                                  19,913
         1,800         Tredegar Industries,
Inc.                                                                       34,763
         2,000      /1/Vicor
Corp.                                                                                     64,750

TOTAL                                                                                          985,895
                       Communication Services-0.1%
         1,000      /1/Powerwave Technologies,
Inc.                                                                    59,813
         3,000      /1/Talk.com,
Inc.                                                                                  50,625

TOTAL                                                                                          110,438
                       Consumer Cyclicals-1.0%
         1,000      /1/ADVO,
Inc.                                                                                      20,563
           800      /1/Action Performance Companies,
Inc.                                                              13,550
         4,200      /1/Acxiom
Corp.                                                                                    74,681
         1,400      /1/Ames Department Stores,
Inc.                                                                    37,188
         1,300      /1/Ann Taylor Stores
Corp.                                                                         56,144
           500         CPI
Corp.                                                                                       12,375
           900      /1/Catalina Marketing
Corp.                                                                        85,781
         1,800         Central Parking
Corp.                                                                           46,575
         1,400      /1/ChoicePoint,
Inc.                                                                               46,725
         3,400      /1/DeVRY,
Inc.                                                                                     68,638
           900      /1/Department 56,
Inc.                                                                             16,819
         1,000         Elcor
Corp.                                                                                     32,375
         2,000         Ethan Allen Interiors,
Inc.                                                                     66,500
         1,100      /1/Footstar,
Inc.                                                                                  36,506
         1,600      /1/Fossil,
Inc.                                                                                    33,600
         1,000         G & K Services, Inc., Class
A                                                                   33,875
         3,600      /1/Gentex
Corp.                                                                                    67,275
         1,250      /1/Insight Enterprises,
Inc.                                                                       41,953
         2,600         La-Z Boy Chair
Co.                                                                              46,800
         1,900      /1/Linens 'N Things,
Inc.                                                                          64,125
         2,200         Mascotech,
Inc.                                                                                 26,400
         2,100      /1/Mens Wearhouse,
Inc.                                                                            54,075
           900      /1/Monaco Coach
Corp.                                                                              19,350
         1,200      /1/O'Reilly Automotive,
Inc.                                                                       55,200
           800         OshKosh B'Gosh, Inc., Class
A                                                                   16,200
         1,550      /1/Pacific Sunwear of
California                                                                   47,856
         4,700         Pier 1 Imports,
Inc.                                                                            32,606
         1,200         Polaris Industries,
Inc.                                                                        46,200
         1,100      /1/Prepaid Legal Services,
Inc.                                                                    26,263
         2,300      /1/Profit Recovery Group International,
Inc.                                                       85,208
         1,100      /1/Quiksilver,
Inc.                                                                                16,638
         1,850         Regis Corp.
Minnesota                                                                           38,156
           900      /1/Scotts
Co.                                                                                      36,169
           600      /1/Simpson Manufacturing Co.,
Inc.                                                                 25,013
         1,000      /1/Timberland Co., Class
A                                                                         48,000
         2,300         True North Communications,
Inc.                                                                 91,569
           800         WD 40
Co.                                                                                       18,600
         1,100         Winnebago Industries,
Inc.                                                                      20,763

TOTAL                                                                                        1,606,314
                       Consumer Staples-0.4%
         1,400         Applebee's International,
Inc.                                                                  42,175
         1,350      /1/CEC Entertainment,
Inc.                                                                         40,500
         1,000      /1/Cheesecake Factory,
Inc.                                                                        31,000
           800      /1/Consolidated Graphics,
Inc.                                                                     17,950
         1,275      /1/Consolidated Products,
Inc.                                                                     13,388
         1,500         Harland (John H.)
Co.                                                                           27,844
         1,900      /1/Jack in the Box,
Inc.                                                                           40,019
         2,100      /1/Labor Ready,
Inc.                                                                               26,644
           800         Libbey,
Inc.                                                                                    21,200
           900         Natures Sunshine Products,
Inc.                                                                  7,594
         1,700      /1/Patterson Dental
Co.                                                                            77,988
         1,100      /1/Priority HealthCare Corp., Class
B                                                              27,225
         1,600         Ruby Tuesday,
Inc.                                                                              32,200
           900      /1/Sonic
Corp.                                                                                     24,300
           700      /1/Taco Cabana, Inc., Class
A                                                                       6,081
         1,875      /1/Tetra Tech,
Inc.                                                                                21,328
         1,300      /1/Triarc Companies, Inc., Class
A                                                                 25,269
           700      /1/USA Detergents,
Inc.                                                                             2,975
         2,800      /1/Valassis Communications,
Inc.                                                                  110,250
         1,300      /1/Whole Foods Market,
Inc.                                                                        51,106

TOTAL                                                                                          647,036
                       Energy-0.1%
         1,600      /1/Barrett
Resources                                                                               42,500
         2,000      /1/Newfield Exploration
Co.                                                                        51,625
           800      /1/Plains Resources,
Inc.                                                                           8,800
         2,000         Pogo Producing
Co.                                                                              36,000
           900         Stone Energy
Corp.                                                                              35,044

TOTAL                                                                                          173,969
                       Financials-0.7%
         3,500      /1/Americredit
Corp.                                                                               59,500
           600         Blanch, E. W. Holdings,
Inc.                                                                    34,800
         1,400         Centura Banks,
Inc.                                                                             65,100
         1,400         Chittenden
Corp.                                                                                45,238
         1,360         Commerce Bancorp,
Inc.                                                                          58,480
         2,600         Cullen Frost Bankers,
Inc.                                                                      74,100
         1,800         Eaton Vance
Corp.                                                                               64,688
         1,400         First Midwest Bancorp,
Inc.                                                                     58,800
         1,400         Firstbank
Corp.                                                                                 28,350
         4,400         Firstmerit
Corp.                                                                               114,263
           900         Gallagher (Arthur J.) &
Co.                                                                     49,050
           600         Hilb Rogal & Hamilton
Co.                                                                       16,275
         1,957         Hudson United
Bancorp                                                                           60,422
         2,800         Legg Mason,
Inc.                                                                                98,525
         2,100         Mutual Risk Management
Ltd.                                                                     32,156
         1,300         Pioneer Group,
Inc.                                                                             19,338
         1,050         Queens County Bancorp,
Inc.                                                                     30,450
           900         SEI Investments,
Co.                                                                            91,294
         2,560         Trustco Bank
Corp.                                                                              37,280
           900         U.S. Trust
Corp.                                                                                71,606

TOTAL                                                                                        1,109,715
                       Health Care-0.6%
         1,400         Alpharma, Inc., Class
A                                                                         44,800
         1,100      /1/Barr Laboratories,
Inc.                                                                         34,650
         2,600      /1/Bio-Technology General
Corp.                                                                    31,200
         1,100      /1/Biomatrix,
Inc.                                                                                 25,850
         1,500      /1/Cephalon,
Inc.                                                                                  33,375
         1,200      /1/Cygnus,
Inc.                                                                                    11,925
         1,200      /1/Enzo Biochem,
Inc.                                                                              31,350
         1,900      /1/Express Scripts, Inc., Class
A                                                                  96,425
         1,400         Hooper Holmes,
Inc.                                                                             33,075
         1,000      /1/IDEC Pharmaceuticals
Corp.                                                                     126,750
         1,900      /1/IDEXX Laboratories,
Inc.                                                                        35,150
         1,200      /1/Immune Response
Corp.                                                                            5,325
         2,150         Jones Pharma,
Inc.                                                                              74,444
         1,200      /1/Laser Vision Centers,
Inc.                                                                      17,400
         1,900      /1/Liposome Co.,
Inc.                                                                              23,631
         1,000      /1/Maximus,
Inc.                                                                                   28,000
           195      /1/Medimmune,
Inc.                                                                                 23,437
         1,200         Mentor
Corp.                                                                                    28,050
         1,100      /1/Noven Pharmaceuticals,
Inc.                                                                     14,231
           700      /1/Osteotech,
Inc.                                                                                  9,800
         1,200      /1/Parexel International
Corp.                                                                     14,400
         1,200      /1/Pharmaceutical Product Development,
Inc.                                                        14,850
         2,200      /1/Renal Care Group,
Inc.                                                                          45,100
         2,300      /1/Summit Technology,
Inc.                                                                         44,131
           600      /1/Syncor International
Corp.                                                                      16,838
           800      /1/Wesley Jessen VisionCare,
Inc.                                                                  22,850

TOTAL                                                                                          887,037
                       Technology-1.6%
         1,000      /1/Alpha Industries,
Inc.                                                                          60,500
         2,100      /1/American Management System,
Inc                                                                 61,688
         1,000      /1/Apex,
Inc.                                                                                      23,500
         1,300      /1/Bisys Group,
Inc.                                                                               75,319
         1,800      /1/Burr Brown
Corp.                                                                                79,763
         2,900      /1/Ciber,
Inc.                                                                                     61,806
         1,100      /1/Clarify,
Inc.                                                                                  102,523
         2,500      /1/CommScope,
Inc.                                                                                105,313
         1,000         Computer Task Group,
Inc.                                                                       14,813
           700      /1/Concord Communications,
Inc.                                                                    37,450
           900      /1/DBT Online,
Inc.                                                                                17,325
         1,400         Dallas Semiconductor
Corp.                                                                      80,763
         1,950      /1/Dendrite International,
Inc.                                                                    53,625
         3,100      /1/Digtial Microwave
Corp.                                                                         48,825
           800         FactSet Research
Systems                                                                        49,600
           700         Fair Isaac & Co.,
Inc.                                                                          29,750
         1,800      /1/General Semiconductor,
Inc.                                                                     24,750
         1,200      /1/HNC
Software                                                                                    85,200
         1,100         Helix Technology
Corp.                                                                          44,533
         1,000         Henry Jack & Associates,
Inc.                                                                   39,563
         1,300         Inter-Tel,
Inc.                                                                                 25,919
         1,600      /1/Intervoice,
Inc.                                                                                24,100
           600      /1/Kronos,
Inc.                                                                                    31,125
           800      /1/MICROS Systems
Corp.                                                                            40,450
         2,100      /1/Macromedia,
Inc.                                                                               138,075
         1,800      /1/Medquist,
Inc.                                                                                  51,300
         1,900      /1/Mercury Interactive
Corp.                                                                      157,938
         1,700         Methode Electronics, Inc., Class
A                                                              45,900
         2,000      /1/Micrel,
Inc.                                                                                    98,500
         1,600         National Computer Systems,
Inc.                                                                 61,400
         1,700         National Data
Corp.                                                                             55,675
         2,400         National Instruments
Corp.                                                                      72,000
           800         Plantronics,
Inc.                                                                               50,400
           800         Progress Software
Corp.                                                                         31,900
           700         QRS
Corp.                                                                                       40,688
         1,400         Remedy
Corp.                                                                                    48,825
           803         Texas Instruments,
Inc.                                                                         77,138
         1,100         Trimble Navigation
Ltd.                                                                         18,563
         1,500      /1/Visio
Corp.                                                                                     53,813
         2,700      /1/Whittman-Hart,
Inc.                                                                            165,881
         1,200      /1/Xircom,
Inc.                                                                                    63,000
         1,500         Zebra Technologies Co., Class
A                                                                 90,563

TOTAL                                                                                        2,539,762
                       Transportation-0.1%
           900      /1/Atlantic Coast Airlines
Holdings                                                                18,675
         2,500         Expeditors International Washington,
Inc.                                                      101,875
         1,000      /1/Kirby
Corp.                                                                                     18,375
           500      /1/Landstar System,
Inc.                                                                           20,031
           700      /1/Midwest Express Holdings,
Inc.                                                                  20,256

TOTAL                                                                                          179,212
                       Utilities-0.0%
         2,000         Philadelphia Suburban
Corp.                                                                     46,250
         1,000         Public Service Co. North Carolina,
Inc.                                                         32,125

TOTAL                                                                                           78,375
                       TOTAL SMALL-CAP GROWTH
STOCKS                                                                8,543,073
                       FOREIGN EQUITY-17.1%
                       Australia-0.5%
       127,000      /1/Davnet
Ltd.                                                                                    126,912
        76,800      /1/Novogen
Ltd.                                                                                   151,538
        55,000         Solution 6 Holdings
Ltd.                                                                       388,583
       127,100      /1/Westel Group
Ltd.                                                                               80,899

TOTAL                                                                                          747,932
                       Denmark-0.1%
         3,000         Tele Danmark
AS                                                                                193,417
                       Finland-0.4%
        42,500         JOT Automation Group
Oyj                                                                       289,098
         2,050         Nokia
Oyj                                                                                      290,464

TOTAL                                                                                          579,562
                       France-1.9%
         1,550
Alcatel                                                                                        300,687
         2,628
Axa                                                                                            354,616
           550
Bouygues                                                                                       253,852
           140         Carrefour
SA                                                                                    24,408
         2,200         Casino
Ord                                                                                     274,914
         3,990         Ciments Francais Ord
A                                                                         245,276
         1,060      /1/M6 Metropole
Television                                                                        349,306
         1,670         Pinault-Printemps-Redoute
SA                                                                   348,369
         3,600      /1/STMicroelectronics N.V. (NY Reg
Shs)                                                           449,550
         2,530         Total Fina SA, Class
B                                                                         336,803
         2,700
Vivendi                                                                                        216,313

TOTAL                                                                                        3,154,094
                       Germany, Federal Republic Of-0.8%
         7,200         Continental
Ag                                                                                 143,665
         3,600         Deutsche Bank
AG                                                                               237,446
         3,000      /1/Epcos
AG                                                                                       184,418
         1,945         Mannesmann
AG                                                                                  404,559
            65         Porsche
Vorzug                                                                                 176,860
         7,120      /1/Thyssen Krupp
AG                                                                               187,272

TOTAL                                                                                        1,334,220
                       Hong Kong-0.5%
        82,000      /1/China
Telecommunications                                                                       438,164
        26,000         Hutchison
Whampoa                                                                              320,543

TOTAL                                                                                          758,707
                       India-0.1%
         8,000      /1/Gas Authority of India Ltd.,
GDR                                                                75,900
         2,700         NIIT Limited Demat
shares                                                                      146,181

TOTAL                                                                                          222,081
                       Indonesia-0.1%
       143,500         PT
Indosat                                                                                     200,586
                       Ireland-0.1%
         2,200      /1/Esat Telecom Group PLC,
ADR                                                                    143,138
                       Israel-0.2%
         9,000      /1/Orckit Communications,
Inc.                                                                    261,000
                       Italy-0.4%
        17,500         Arn Mondadori
Edit                                                                             358,708
        63,000         ENI
SPA                                                                                        345,376

TOTAL                                                                                          704,084
                       Japan-5.1%
        44,000         Asahi Bank
Ltd.                                                                                309,052
         5,800         Capcom Co.,
Ltd.                                                                               342,433
        20,000         Chugai Pharmaceutical Co.,
Ltd.                                                                218,282
        24,000         Daiwa Securities Co.
Ltd.                                                                      343,750
         7,000         Daiwabo Information System Co.,
Ltd.                                                           193,231
         2,400         Enix
Corp.                                                                                     224,215
        10,000         Fujitsu
Ltd.                                                                                   355,617
        25,000         Furukawa Electric
Co                                                                           267,940
         1,500         Hirose Electric
Co                                                                             251,240
         2,500         Kyocera
Corp.                                                                                  302,323
        76,000         Marubeni
Corp.                                                                                 296,400
         1,500         Matsushita
Communication                                                                       288,816
         4,000         Megachips
Corp.                                                                                308,463
         1,500         Murata Manufacturing Co.
Ltd.                                                                  249,325
         7,400         Mycal Card,
Inc.                                                                               356,206
        13,000         NEC
Corp.                                                                                      304,583
        26,000         Nikko Securities Co.
Ltd.                                                                      324,377
         1,900         Nintendo Corp.
Ltd.                                                                            317,491
         6,000         Nitori
Co.                                                                                     244,609
         1,600         Sanix,
Inc.                                                                                    177,612
         7,000         Sega
Enterprises                                                                               246,181
        16,000         Sharp
Corp.                                                                                    327,717
           300      /1/Softbank
Corporation                                                                           217,201
           100         Softbank Technology
Corp.                                                                      194,509
         2,000         Sony
Corp.                                                                                     371,335
         7,000         Taiyo Yuden
Co                                                                                 306,695
        53,000         Toho Bank
Ltd.                                                                                 241,063
        44,000         Toyo Trust &
Banking                                                                           234,275
         3,000         Yamada
Denki                                                                                   309,445
         5,500         Yokowo, Co.,
Ltd.                                                                              110,222

TOTAL                                                                                        8,234,608
                       Korea, Republic Of-0.9%
        14,870      /1/Haansoft
Inc.                                                                                  295,027
         4,056         Hyundai Electronics Industries
Co.                                                              22,043
        10,400         Hyundai Electronics Industries
Co.                                                             213,517
        12,350         Kookmin
Bank                                                                                   205,611
        16,902         Korea Data
Systems                                                                             329,511
         9,000         Korea Technology Banking
Co.                                                                   122,666
           450      /1/Korea Thrunet Co. Ltd., Class
A                                                                 25,031
         1,500         Samsung Electronics
Co.                                                                        310,546

TOTAL                                                                                        1,523,952
                       Malaysia-0.0%
         1,000         Malayan United Industries
Bhd                                                                      242
                       Netherlands-1.0%
         2,700      /1/ASM Lithography Holding
NV                                                                     262,569
         7,862         KPN
NV                                                                                         438,138
         2,050      /1/KPNQUEST
NV                                                                                     78,413
         2,350         Koninklijke (Royal) Philips Electronics
NV                                                     286,198
         7,850         Laurus
NV                                                                                      146,746
           400         OpenTV Corp.,
ADR                                                                               30,900
         3,850         Unique International
NV                                                                         88,460
         7,800         VNU - Verenigde Nederlandse Uitgeversbedrijven Verenigd
Bezit                                  309,309
         1,750         Vendex International
A                                                                          46,205

TOTAL                                                                                        1,686,938
                       Norway-0.1%
         8,350      /1/Tandberg
Television                                                                            108,783
                       Portugal-0.5%
        16,400         Banco Pinto & Sotto
Mayor                                                                      352,027
        50,000         Banco Portugues do
Atlantico                                                                   201,046
        14,000         Telecel - Comunicacoes Pessoais
SA                                                             185,386

TOTAL                                                                                          738,459
                       Singapore-1.0%
        22,000         Chartered Semiconductor
Manufacturing                                                          124,368
           200      /1/Chartered Semiconductor Manufacturing
ADR                                                       10,650
        11,000         DBS Group Holdings
Ltd.                                                                        142,696
       132,000         DBS Land
Ltd.                                                                                  257,638
        91,000         Delgro Corporation
Ltd.                                                                        284,290
        36,000      /1/MediaRing.com
Ltd.                                                                              35,561
        39,000         Natsteel Electronics
Ltd                                                                       161,291
       203,000         Neptune Orient Lines
Ltd.                                                                      301,993
        14,600         Singapore Press Holdings
Ltd.                                                                  273,669

TOTAL                                                                                        1,592,156
                       Spain-0.7%
        18,450         Banco Santander Central Hispano,
S.A.                                                          202,849
         6,600         Continente (centros
Com)                                                                       149,185
         2,000         Ence Empr Nac
Celulosas                                                                         37,891
           350         Telefonica
SA                                                                                    7,294
        17,500         Telefonica
SA                                                                                  364,705
        23,000         Union Electrica
Fenosa                                                                         388,004

TOTAL                                                                                        1,149,928
                       Sweden-0.3%
         3,000      /1/HIQ International
AB                                                                           125,529
       105,000         Rotternos
AB                                                                                   120,945
         4,200         Telefonaktiebolaget LM
Ericsson                                                                203,632

TOTAL                                                                                          450,106
                       Switzerland-0.1%
            38      /1/Kudelski
SA                                                                                    175,432
                       United Kingdom-2.3%
         4,950
AstraZeneca                                                                                    220,545
        25,230         BP Amoco
PLC                                                                                   257,692
        10,151         British Telecommunication
PLC                                                                  203,636
         5,900         CMG
PLC                                                                                        311,890
        12,559         Cable & Wireless
PLC                                                                           159,517
        18,900      /1/Cable & Wireless Communications
PLC                                                            212,479
         6,700      /1/Energis
PLC                                                                                    272,980

CAPTION>
Shares,
Value in

Principal
U.S.Dollars
 Amount or
 Foreign
 Currency Par
 Amount
        25,000         Enterprise
Oil                                                                                 179,398
        30,000         Halifax
PLC                                                                                    343,009
        21,400         Invensys
PLC                                                                                    97,258
        35,000         Norwich Union
PLC                                                                              248,925
        12,000      /1/Orange
PLC                                                                                     363,580
         4,600      /1/PowderJect Pharmaceuticals
PLC                                                                  72,840
        13,819         Prudential Corp.
PLC                                                                           228,077
        18,145         Smithkline Beecham
PLC                                                                         243,921
        55,480         Vodafone AirTouch
PLC                                                                          261,432

TOTAL                                                                                        3,677,179
                       TOTAL FOREIGN
STOCKS                                                                        27,636,604

                       FUTURES CONTRACTS COLLATERAL-11.0%/2/
$   17,900,000         United States Treasury Bill,
12/16/1999                                                     17,881,921
                       TOTAL STOCKS (IDENTIFIED COST $101,868,728)
131,367,529

                       BONDS-17.3%

                       TREASURY AND GOVERNMENT SECURITIES-10.3%
                       Repurchase Agreement-7.3%/3/
    11,745,000         Societe Generale, New York, 5.680%, dated 11/30/1999, due 12/1/1999 (at
amortized           11,745,000
                       cost)

                       U.S. Treasury Securities-3.0%
     2,550,000         United States Treasury Bond, 8.125%,
5/15/2021                                               2,991,227
        97,000         United States Treasury Note, 6.000%,
8/15/2009                                                  95,802
     1,375,000         United States Treasury Note, 6.375%,
8/15/2002                                               1,385,093
       405,000         United States Treasury Note, 6.500%,
10/15/2006                                                409,799

TOTAL                                                                                        4,881,921
                       TOTAL TREASURY AND GOVERNMENT
SECURITIES                                                    16,626,921

                       HIGH YIELD BONDS-3.7%/4/
       685,847         The High Yield Bond
Portfolio                                                                5,980,582

                       FOREIGN BONDS-3.3%
                       Australian Dollar-0.2%
       100,000         Queensland, State of, 8%,
9/14/2007                                                             68,041
        85,000         Queensland, State of, Deb., 10.5%,
5/15/2003                                                    60,541

Foreign
Value in
 Currency
Par
U.S.Dollars
 Amount
$      260,000         West Australia, State of, Local Government Guarantee, 8%,
7/15/2003                            172,682

TOTAL                                                                                          301,264
                       British Pound-0.2%
       135,000         United Kingdom, Government of, Bond, 8%,
12/07/2015                                            290,776
                       Canadian Dollar-0.3%
       204,000         Canada, Government of, Deb., 6.50%,
6/1/2004                                                   140,467
       405,000         Ontario Hydro, 9.00%,
6/24/2002                                                                294,125

TOTAL                                                                                          434,592
                       Danish Krone-0.2%
       500,000         Denmark, Government of, 8%,
5/15/2003                                                           74,082
     1,927,000         Denmark, Government of, Bullet, 8%,
3/15/2006                                                  296,998

TOTAL                                                                                          371,080
                       Deutsche Mark-0.2%
       610,000         Austria, Government of, Unsub., 6.5%,
1/10/2024                                                330,806
       130,000         Baden Wurt L-Finance NV, Bank Guarantee, 6%,
1/25/2006                                          69,327

TOTAL                                                                                          400,133
                       Euro-1.4%
        12,741         Belgium, Government of, Bond, 6.5%,
3/31/2005                                                   13,711
        99,701         Depfa-Bank, 5.5%,
1/15/2013                                                                     97,962
       176,522         France, Government of, 8.5%,
10/25/2019                                                        237,432
        50,617         Germany, Government of, Deb., 6.25%,
1/04/2024                                                  53,381
       101,579         Ireland, Government of, Deb., 9%,
9/01/2006                                                    124,902
       196,253         Italy, Government of, 9.5%,
1/01/2005                                                          237,329
        76,693         KFW International Finance, Bank Guarantee, 6.75%,
6/20/2005                                     83,966
       310,000         Netherlands, Government , 5.5%,
1/15/2028                                                      295,533
        40,840         Netherlands, Government of, 6%,
1/15/2006                                                       43,317
       355,000         Portugal, Government of, Ot's, 6.625%,
2/23/2007                                               386,371
        96,161         Spain, Government of, 10.%,
2/28/2005                                                          119,017
       360,607         Spain, Government of, 6.15%,
1/31/2013                                                         382,240
       255,645         Treuhandanstalt, Foreign Government Guarantee, 6.875%,
6/11/2003                               276,162

TOTAL                                                                                        2,351,323
                       Greek Drachma-0.2%
    22,800,000         Greece, Government of, Floating Rate Note, 13.10%
10/23/2003                                    71,618
    75,000,000         Greece, Government of, Floating Rate Note, 12.40%,
11/26/2003                                  235,700

TOTAL                                                                                          307,318
                       Hungarian Forint-0.2%
    16,200,000         Hungary, Government of, Bond, 14%,
12/12/2002                                                   67,620
    50,000,000         Hungary, Government of, Series HUNG, 9.5%,
2/12/2009                                           196,301

TOTAL                                                                                          263,921
                       New Zealand Dollar-0.0%
        61,000         New Zealand, Government of, 8%,
2/15/2001                                                       31,844
                       Norwegian Krone-0.1%
       490,000         Norway, Government of, 5.5%,
5/15/2009                                                          58,067
       330,000         Norway, Government of, Bond, 7%,
5/31/2001                                                      41,600
       247,000         Norway, Government of, Foreign Government Guarantee, 5.75%,
11/30/2004                          30,466

TOTAL                                                                                          130,133
                       Polish Zloty-0.2%
       180,000         Poland, Government of, Bond, 12%,
10/12/2003                                                    40,935
       490,000         Poland, Government of, Bond, Series 0603, 12%,
6/12/2003                                       110,513
       600,000         Poland, Government of, Series 0604, 10%,
6/12/2004                                             129,966

TOTAL                                                                                          281,414
                       Swedish Krona-0.1%
       800,000         Sweden, Government of, 6%,
2/09/2005                                                            96,634
       500,000         Sweden, Government of, Deb., 13%,
6/15/2001                                                     65,929

TOTAL                                                                                          162,563
                       TOTAL FOREIGN
BONDS                                                                          5,326,361
                       TOTAL BONDS (IDENTIFIED COST
$28,958,802)                                                   27,933,864
                       TOTAL INVESTMENTS (IDENTIFIED COST $130,827,530)5                                       $
159,301,393

/1/  Non-income producing security.

/2/ The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital payments to shareholders and corporate actions while maintaining exposure to the index and minimize trading costs. The underlying face amount, at value of open index futures contracts is $14,480,850 at November 30, 1999.

/3/ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

/4/ Pursuant to an Exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's adviser. The Trust is an open-end management investment company under the Investment Company Act of 1940 available only registered investment companies and other institutional investors. High Yield Bond Portfolio (the "Portfolio") is a series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

/5/ The cost of investments for federal tax purposes amounts to $131,470,348. The net unrealized appreciation of investments on a federal tax basis amounts to $27,831,045 which is comprised of $33,828,915 appreciation and $5,997,870 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($161,964,953) at November 30, 1999.

The following acronyms are used throughout this portfolio:

ADR  -American Depositary Receipt
GDR  -Global Depositary Receipt
MBIA -Municipal Bond Investors Assurance
SPA  -Standby Purchase Agreement

See Notes which are an integral part of the Financial Statements



Statement of Assets and Liabilities

NOVEMBER 30, 1999

                                                                                  Federated
Federated
                                                              Federated             Managed
Managed             Federated
                                                                Managed        Conservative
Moderate               Managed
                                                                 Income              Growth
Growth                Growth
                                                              Portfolio           Portfolio
Portfolio             Portfolio
Assets:
Total investments in securities, at value                $   129,077,967    $    215,205,323   $
260,855,910        $  159,301,393
Cash                                                               2,573               1,159
3,296                 2,939
Cash denominated in foreign currency (identified                   3,127              70,636
59,865                62,265
 cost $3,159, $74,111, $60,127, $62,590,
 respectively)
Income receivable                                              1,019,592           1,429,472
1,258,383               391,195
Receivable for investments sold                                  380,619             656,668
4,521,576             3,113,163
Receivable for shares sold                                       292,219             209,413
271,886               319,904
 TOTAL ASSETS                                                130,776,097         217,572,671
266,970,916           163,190,859
Liabilities:
Payable for investments purchased                                     --             247,507
1,666,637               899,622
Payable for shares redeemed                                      183,111             210,992
395,522                53,749
Income distribution payable                                           --                  --
2,804                 6,669
Payable for taxes withheld                                           322               1,820
5,302                 4,650
Payable for daily variation margin                                80,476             102,026
265,543               180,352
Accrued expenses                                                  70,186              77,449
109,252                80,864
 TOTAL LIABILITIES                                               334,095             639,794
2,445,060             1,225,906
Net Assets Consist of:
Paid in capital                                              130,137,305         194,624,155
217,526,504           125,563,675
Net unrealized appreciation (depreciation) of
 investments, translation of assets and liabilities             (786,010)         16,882,721
35,137,785            28,662,098
 in foreign currency and futures contracts

Accumulated net realized gain on investments,
 foreign currency transactions and futures contracts             964,882           4,584,453
11,025,896             7,542,424

Undistributed net investment income                              125,825             841,548
835,671               196,756
 TOTAL NET ASSETS                                        $   130,442,002    $    216,932,877   $
264,525,856        $  161,964,953
Net Assets:
Institutional Shares                                     $    86,919,246    $    151,960,460   $
168,701,726        $   93,453,220
Select Shares                                            $    43,522,756    $     64,972,417   $
95,824,130        $   68,511,733
Shares Outstanding:
Institutional Shares                                           8,352,389          12,859,113
12,449,743             6,158,827
Select Shares                                                  4,180,450           5,504,081
7,094,627             4,522,083
Net Asset Value, Offering Price and Redemption
 Proceeds Per Share:
Institutional Shares                                              $10.41              $11.82
$13.55                $15.17
Select Shares                                                     $10.41              $11.80
$13.51                $15.15
Investments, at identified cost                          $   129,919,683    $    198,421,812   $
226,001,092        $  130,827,530

See Notes which are an integral part of the Financial Statements




Statements of Operations

NOVEMBER 30, 1999


Federated

Federated               Managed

Managed          Conservative

Income                Growth

Portfolio             Portfolio
Investment Income:
Dividends (net of foreign taxes withheld of $21 and $10,848, respectively)                      $  2,650,536
$      4,317,464
Interest (net of foreign taxes withheld of $620 and $1,469 and net of dollar roll
5,302,543             7,047,431
 expense of $11,574 and $10,008, respectively)
 TOTAL INCOME
7,953,079            11,364,895
Expenses:
Investment adviser fee
994,855             1,767,694
Administrative personnel and services fee
155,000               177,712
Custodian fees
19,958                68,564
Transfer and dividend disbursing agent fees and expenses
93,649               100,428
Directors'/Trustees' fees
5,497                 5,518
Auditing fees
17,824                17,547
Legal fees
5,235                 7,331
Portfolio accounting fees
76,768                87,080
Distribution services fee - Select Shares
354,680               494,542
Shareholder services fee - Institutional Shares
212,891               424,384
Shareholder services fee - Select Shares
118,227               164,848
Share registration costs
30,763                33,728
Printing and postage
32,256                48,385
Insurance premiums
718                 1,716
Taxes
--                   763
Miscellaneous
18,507                16,954
 TOTAL EXPENSES
2,136,828             3,417,194
Waivers:
Waiver of investment adviser fee
(448,968)                   --
Waiver of distribution services fee - Select Shares
(118,227)             (164,848)
Waiver of shareholder services fee - Institutional Shares
(170,313)             (339,507)
 TOTAL WAIVERS
(737,508)             (504,355)
Net expenses
1,399,320             2,912,839
Net investment income
6,553,759             8,452,056
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and
 Futures Contracts:
Net realized gain on investments, foreign currency transactions and futures contracts
1,544,962             5,231,044
Net change in unrealized appreciation (depreciation) of investments, translation of
(6,816,145)           (2,621,660)
 assets and liabilities in foreign currency and futures contracts
Net realized and unrealized gain (loss) on investments, foreign currency transactions
(5,271,183)            2,609,384
 and futures contracts
Change in net assets resulting from operations                                                  $  1,282,576
$     11,061,440

See Notes which are an integral part of the Financial Statements



Statements of Operations-continued

NOVEMBER 30, 1999

                                                                                                        Federated

Managed        Federated

Moderate          Managed

Growth           Growth

Portfolio        Portfolio
Investment
Income:
Dividends (net of foreign taxes withheld of $50,460 and $39, 674, respectively)                   $
4,015,495   $    2,008,200
Interest (net of foreign taxes withheld of $4,078 and $3,516, respectively and net of
5,957,515        2,210,343
 dollar roll expense of $6,887 for Federated Managed Moderate Growth
Portfolio)
 TOTAL INCOME
9,973,010        4,218,543
Expenses:
Investment adviser fee
1,994,215        1,178,534
Administrative personnel and services fee
200,485          155,000
Custodian fees
90,434           67,476
Transfer and dividend disbursing agent fees and expenses
175,963          156,141
Directors'/Trustees' fees
4,332            3,953
Auditing fees
16,503           17,724
Legal fees
8,120            6,823
Portfolio accounting fees
96,201           70,321
Distribution services fee - Select Shares
686,157          501,841
Shareholder services fee - Institutional Shares
436,019          225,564
Shareholder services fee - Select Shares
228,719          167,280
Share registration costs
30,669           31,926
Printing and postage
50,770           51,667
Insurance premiums
1,545            1,980
Miscellaneous
23,129           21,466
 TOTAL EXPENSES
4,043,261        2,657,696
Waivers:
Waiver of investment adviser fee
--          (27,768)
Waiver of distribution services fee - Select Shares
(228,719)        (167,280)
Waiver of shareholder services fee - Institutional Shares
(348,815)        (180,452)
 TOTAL WAIVERS
(577,534)        (375,500)
Net expenses
3,465,727        2,282,196
Net investment income
6,507,283        1,936,347
Realized and Unrealized Gain on Investments, Foreign Currency Transactions and
Futures

Contracts:
Net realized gain on investments, foreign currency transactions and futures contracts
13,574,364        9,227,919
Net change in unrealized appreciation (depreciation) of investments, translation of assets
7,099,118       10,008,783
 and liabilities in foreign currency and futures
contracts
Net realized and unrealized gain on investments, foreign currency transactions and futures
20,673,482       19,236,702

contracts
Change in net assets resulting from operations                                                    $
27,180,765   $   21,173,049

See Notes which are an integral part of the Financial Statements



Statements of Changes in Net Assets


                                                                                                      Federated
Managed
                                                                     Federated Managed
Conservative
                                                                      Income Portfolio                 Growth
Portfolio
Year Ended November 30                                                  1999             1998
1999            1998
Increase (Decrease) in Net Assets
Operations:
Net investment income                                          $   6,553,759    $   5,687,002    $   8,452,056
$   8,181,016
Net realized gain on investments, foreign currency                 1,544,962        2,934,091
5,231,044        8,450,467
 transactions and futures contracts
Net change in unrealized appreciation (depreciation)              (6,816,145)       2,267,518
(2,621,660)       6,894,559
 of investments, translation of assets and
 liabilities in foreign currency and futures contracts
 CHANGE IN NET ASSETS RESULTING FROMOPERATIONS                     1,282,576       10,888,611
11,061,440       23,526,042
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares                                              (4,324,201)      (3,861,664)
(6,514,079)      (6,641,933)
Select Shares                                                     (2,062,940)      (1,805,745)
(2,035,929)      (1,703,959)
Distributions from net realized gain on investments,
 foreign currency transactions andfutures contracts
Institutional Shares                                              (2,276,942)        (868,541)
(6,849,466)      (8,553,202)
Select Shares                                                     (1,309,740)        (458,242)
(2,422,569)      (2,485,155)
 CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO                       (9,973,823)      (6,994,192)
(17,822,043)     (19,384,249)
  SHAREHOLDERS
Share Transactions:
Proceeds from sale of shares                                      58,015,985       50,306,550
60,253,270       77,810,850
Net asset value of shares issued to shareholders in                6,076,858        3,766,809
12,528,265       12,827,257
 payment of distribution declared
Cost of shares redeemed                                          (52,573,553)     (38,019,640)
(90,395,625)     (65,699,127)
 CHANGE IN NET ASSETS FROM SHARETRANSACTIONS                      11,519,290       16,053,719
(17,614,090)      24,938,980
Change in net assets                                               2,828,043       19,948,138
(24,374,693)      29,080,773
Net Assets:
Beginning of period                                              127,613,959      107,665,821
241,307,570      212,226,797
End of period                                                  $ 130,442,002    $ 127,613,959    $ 216,932,877
$ 241,307,570
Undistributed net investment income included in net            $     125,825    $      54,061    $     841,548
$   1,131,267
 assets at end of period
Net gain as computed for federal tax purposes                  $   1,070,112    $   3,585,572    $   4,975,262
$   9,275,785

See Notes which are an integral part of the Financial Statements



Statements of Changes in Net Assets-continued


                                                                   Federated Managed
                                                                        Moderate                      Federated
Managed
                                                                   Growth Portfolio                   Growth
Portfolio
Year Ended November 30                                             1999              1998
1999               1998
Increase (Decrease) in Net Assets
Operations:
Net investment income                                    $    6,507,283     $   6,133,893      $   1,936,347
$   1,944,139
Net realized gain on investments, foreign                    13,574,364         9,323,284
9,227,919          6,142,566
 currencytransactions and futures contracts
Net change in unrealized appreciation (depreciation)          7,099,118         8,589,516
10,008,783          6,099,080
 of investments, translation of assets and
 liabilities in foreign currency and futures
 contracts
 CHANGE IN NET ASSETS RESULTING FROMOPERATIONS               27,180,765        24,046,693
21,173,049         14,185,785
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares                                         (4,669,273)       (4,424,186)
(1,272,714)        (1,356,572)
Select Shares                                                (1,813,373)       (1,540,266)
(480,763)          (480,406)
Distributions from net realized gain on investments,
 foreign currency transactions andfutures contracts
Institutional Shares                                         (7,963,532)      (10,981,749)
(4,452,963)        (3,897,324)
Select Shares                                                (4,086,575)       (4,961,147)
(3,174,545)        (2,343,704)
 CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO                 (18,532,753)      (21,907,348)
(9,380,985)        (8,078,006)
  SHAREHOLDERS
Share Transactions:
Proceeds from sale of shares                                105,170,271        95,503,988
52,520,002         59,338,862
Net asset value of shares issued to shareholders in          14,641,151        17,037,904
8,255,739          7,109,318
 payment of distribution declared
Cost of shares redeemed                                    (126,035,411)      (88,843,876)
(61,123,300)       (43,820,551)
 CHANGE IN NET ASSETS FROM SHARETRANSACTIONS                 (6,223,989)       23,698,016
(347,559)        22,627,629
Change in net assets                                          2,424,023        25,837,361
11,444,505         28,735,408
Net Assets:
Beginning of period                                         262,101,833       236,264,472
150,520,448        121,785,040
End of period                                            $  264,525,856     $ 262,101,833      $ 161,964,953
$ 150,520,448
Undistributed net investment income included in net      $      835,671     $     973,333      $     196,756
$      94,811
 assets at end of period
Net gain as computed for federal tax purposes            $   11,900,033     $  12,048,850      $   8,388,081
$   7,626,184

See Notes which are an integral part of the Financial Statements



Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


Distributions
                                                      Net Realized
from Net
                                                      and Unrealized
Realized
                                                      Gain/(Loss) on
Gain on
                  Net Asset                           Investments,                          Distributions
Investments,
                  Value,             Net              Foreign Currency      Total from      from Net
Foreign Currency
Year Ended        beginning          Investment       Transactions and      Investment      Investment
Transactions and
November 30,      of period          Income           Futures Contracts     Operations      Income
Futures Contracts
Federated Managed Income Portfolio
1995              $ 9.76             0.62              0.78                 1.40            (0.62)
--
1996              $10.54             0.59              0.12                 0.71            (0.62)
(0.07)
1997              $10.56             0.60              0.30                 0.90            (0.62)
(0.07)
1998              $10.77             0.55              0.49                 1.04            (0.55)
(0.13)
1999/1/           $11.13             0.55             (0.42)                0.13            (0.54)
(0.31)
Federated Managed Conservative Growth Portfolio
1995              $ 9.85             0.50              1.28                 1.78            (0.49)
--
1996              $11.14             0.50              0.41                 0.91            (0.52)
(0.16)
1997              $11.37             0.49              0.74                 1.23            (0.50)
(0.12)
1998              $11.98             0.44              0.81                 1.25            (0.46)
(0.62)
1999/1/           $12.15             0.45              0.14                 0.59            (0.45)
(0.47)
Federated Managed Moderate Growth Portfolio
1995              $ 9.82             0.40              1.70                 2.10            (0.40)
--
1996              $11.52             0.41              0.97                 1.38            (0.44)
(0.23)
1997              $12.23             0.38              1.19                 1.57            (0.40)
(0.30)
1998              $13.10             0.35              0.92                 1.27            (0.34)
(0.88)
1999/1/           $13.15             0.35              1.00                 1.35            (0.35)
(0.60)
Federated Managed Growth Portfolio
1995              $ 9.82             0.35              1.77                 2.12            (0.33)
(0.02)
1996              $11.59             0.33              1.24                 1.57            (0.38)
(0.26)
1997              $12.52             0.30              1.43                 1.73            (0.31)
(0.36)
1998              $13.58             0.23              1.22                 1.45            (0.22)
(0.69)
1999/1/           $14.12             0.22              1.75                 1.97            (0.20)
(0.72)

/1/ For the year ended November 30, 1999, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

/2/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

/3/ This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements



                                                  Ratios to Average Net Assets
                                                  ----------------------------
                Net Asset
                Value,                                             Net              Expense          Net
Assets,      Portfolio
Total           end of           Total                             Investment       Waiver/          end of
period    Turnover
Distributions   period           Return/2/        Expenses         Income           Reimbursement/3/ (000
omitted)    Rate
(0.62)          $10.54           14.74%           0.75%            6.26%            1.06%            $
50,852         165%
(0.69)          $10.56            6.98%           0.80%            5.72%            0.80%            $
67,122         164%
(0.69)          $10.77            8.88%           0.80%            5.63%            0.70%            $
71,058          99%
(0.68)          $11.13           10.06%           0.80%            5.09%            0.62%            $
81,421         122%
(0.85)          $10.41            1.22%           0.80%            5.21%            0.54%            $
86,919          95%

(0.49)          $11.14           18.51%           1.00%            5.10%            0.55%
$103,715         157%
(0.68)          $11.37            8.54%           1.05%            4.72%            0.31%
$156,635         154%
(0.62)          $11.98           11.25%           1.05%            4.27%            0.25%
$164,728         130%
(1.08)          $12.15           11.19%           1.08%            3.77%            0.20%
$178,521         117%
(0.92)          $11.82            5.11%           1.04%            3.78%            0.20%
$151,961          94%

(0.40)          $11.52           21.79%           1.00%            4.29%            0.76%            $
68,313         106%
(0.67)          $12.23           12.54%           1.05%            3.77%            0.40%
$136,255          95%
(0.70)          $13.10           13.39%           1.05%            3.07%            0.26%
$163,519         136%
(1.22)          $13.15           10.56%           1.07%            2.67%            0.20%
$173,514         111%
(0.95)          $13.55           11.00%           1.06%            2.69%            0.20%
$168,702         113%

(0.35)          $11.59           21.96%           1.00%            3.42%            1.71%            $
25,611         139%
(0.64)          $12.52           14.13%           1.05%            2.96%            0.88%            $
49,715          86%
(0.67)          $13.58           14.40%           1.05%            2.27%            0.52%            $
76,271         115%
(0.91)          $14.12           11.34%           1.12%            1.66%            0.33%            $
88,113         123%
(0.92)          $15.17           14.83%           1.15%            1.53%            0.22%            $
93,453         113%




Financial Highlights-Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


Distributions
                                                      Net Realized
from Net
                                                      and Unrealized
Realized
                                                      Gain/(Loss) on
Gain on
                  Net Asset                           Investments,                          Distributions
Investments,
                  Value,             Net              Foreign Currency      Total from      from Net
Foreign Currency
Year Ended        beginning          Investment       Transactions and      Investment      Investment
Transactions and
November 30,      of period          Income           Futures Contracts     Operations      Income
Futures Contracts
Federated Managed Income Portfolio
1995              $ 9.77             0.48              0.83                 1.31            (0.54)              --
1996              $10.54             0.53              0.10                 0.63            (0.54)
(0.07)
1997              $10.56             0.51              0.31                 0.82            (0.54)
(0.07)
1998              $10.77             0.48              0.49                 0.97            (0.48)
(0.13)
1999/1/           $11.13             0.48             (0.42)                0.06            (0.47)
(0.31)
Federated Managed Conservative Growth Portfolio
1995              $ 9.83             0.37              1.34                 1.71            (0.42)              --
1996              $11.12             0.43              0.41                 0.84            (0.44)
(0.16)
1997              $11.36             0.40              0.74                 1.14            (0.42)
(0.12)
1998              $11.96             0.37              0.81                 1.18            (0.38)
(0.62)
1999/1/           $12.14             0.37              0.13                 0.50            (0.37)
(0.47)
Federated Managed Moderate Growth Portfolio
1995              $ 9.81             0.23              1.79                 2.02            (0.33)
1996              $11.50             0.36              0.94                 1.30            (0.37)
(0.23)
1997              $12.20             0.30              1.18                 1.48            (0.32)
(0.30)
1998              $13.06             0.26              0.92                 1.18            (0.25)
(0.88)
1999/1/           $13.11             0.26              1.00                 1.26            (0.26)
(0.60)
Federated Managed Growth Portfolio
1995              $ 9.80             0.17              1.89                 2.06            (0.25)
(0.02)
1996              $11.59             0.28              1.19                 1.47            (0.30)
(0.26)
1997              $12.50             0.18              1.46                 1.64            (0.22)
(0.36)
1998              $13.56             0.15              1.21                 1.36            (0.13)
(0.69)
1999/1/           $14.10             0.12              1.75                 1.87            (0.10)
(0.72)

/1/ For the year ended November 30, 1999, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

/2/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

/3/ This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements




                                                  Ratios to Average Net Assets
                                                  ----------------------------
                Net Asset
                Value,                                             Net              Expense          Net
Assets,      Portfolio
Total           end of           Total                             Investment       Waiver/          end of
period    Turnover
Distributions   period           Return/2/        Expenses         Income           Reimbursement/3/ (000
omitted)    Rate
(0.54)          $10.54           13.76%           1.50%            5.56%            1.06%
$13,927          165%
(0.61)          $10.56            6.23%           1.50%            5.02%            0.85%
$25,459          164%
(0.61)          $10.77            8.14%           1.50%            4.93%            0.75%
$36,608           99%
(0.61)          $11.13            9.29%           1.50%            4.39%            0.67%
$46,193          122%
(0.78)          $10.41            0.52%           1.50%            4.50%            0.59%
$43,523           95%

(0.42)          $11.12           17.76%           1.75%            4.37%            0.55%
$24,787          157%
(0.60)          $11.36            7.92%           1.75%            4.02%            0.36%
$44,248          154%
(0.54)          $11.96           10.41%           1.75%            3.51%            0.30%
$47,499          130%
(1.00)          $12.14           10.51%           1.78%            3.07%            0.25%
$62,787          117%
(0.84)          $11.80            4.29%           1.74%            3.08%            0.25%
$64,972           94%

(0.33)          $11.50           20.95%           1.75%            3.48%            0.76%
$27,358          106%
(0.60)          $12.20           11.75%           1.75%            3.06%            0.45%
$60,208           95%
(0.62)          $13.06           12.56%           1.75%            2.37%            0.31%
$72,746          136%
(1.13)          $13.11            9.80%           1.77%            2.00%            0.25%
$88,588          111%
(0.86)          $13.51           10.26%           1.76%            1.99%            0.25%
$95,824          113%

(0.27)          $11.59           21.36%           1.75%            2.65%            1.71%
$12,342          139%
(0.56)          $12.50           13.22%           1.75%            2.26%            0.93%
$31,390           86%
(0.58)          $13.56           13.66%           1.75%            1.29%            0.57%
$45,514          115%
(0.82)          $14.10           10.58%           1.82%            0.96%            0.38%
$66,407          123%
(0.82)          $15.15           14.05%           1.85%            0.83%            0.27%
$68,512          113%




Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION

Federated Managed Allocation Portfolios (formerly known as Managed Series Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios, (individually referred to as the "Fund" or collectively as the "Funds") which are presented here in:


Portfolio Name                    Investment Objective
-----------------------------------------------------------
Federated Managed Income To seek total return Portfolio (formerly with an emphasis on "Federated Managed Income income and potential for Fund") ("Income
Portfolio") capital appreciation.
-----------------------------------------------------------
Federated Managed                 To seek total return
Conservative Growth               with an emphasis on
Portfolio (formerly               income and capital
"Federated Managed Growth         appreciation.
and Income Fund")
("Conservative Growth
Portfolio")
-----------------------------------------------------------
Federated Managed Moderate        To seek capital
Growth Portfolio (formerly        appreciation with income
"Federated Managed Growth         as a secondary objective.
Fund") ("Moderate Growth
Portfolio")
-----------------------------------------------------------
Federated Managed Growth          To seek capital
Portfolio (formerly               appreciation.
"Federated Managed
Aggressive Growth Fund")
("Growth Portfolio")
-----------------------------------------------------------

The Funds offer two classes of shares: Institutional Shares and Select Shares.

  Effective January 31, 2000, the Trust changed its name from Managed Series Trust to Federated Managed Allocation Portfolios and the Funds changed their names as set forth above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discount, foreign currency transactions, partnerships, non-taxable dividends, net operating losses, expiring capital loss carryforwards, wash sales, futures and options, tax equalization accounting and post-October losses. The following reclassifications have been made to the financial statements.


                               Increase (Decrease)
                          -----------------------------------------------------
                                               Undistributed
                          Accumulated          Net
                          Net Realized         Investment             Paid
In
Fund                      Gain                 Income                 Capital
-------------------------------------------------------------------------------
Income
Portfolio                 $ 94,848             $ (94,854)             $       6
-------------------------------------------------------------------------------
Conservative
Growth
Portfolio                  191,767              (191,767)                    --
-------------------------------------------------------------------------------
Moderate
Growth
Portfolio                  162,299              (162,299)                    --
-------------------------------------------------------------------------------
Growth
Portfolio                  306,820               (80,925)              (225,895)
-------------------------------------------------------------------------------

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

  Withholding taxes on foreign interest and dividends have been provided for in accordance with the Funds' applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Futures Contracts

The Funds may purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss.

  For the period ended November 30, 1999, the Funds had realized gains on futures contracts as follows:

--------------------------------------------------------------
Income Portfolio                                    $1,597,453
--------------------------------------------------------------
Conservative Growth Portfolio                        2,307,199
--------------------------------------------------------------
Moderate Growth Portfolio                            5,835,126
--------------------------------------------------------------
Growth Portfolio                                     4,045,270
--------------------------------------------------------------

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

 At November 30, 1999, the Funds had outstanding futures contracts as set forth below:

INCOME PORTFOLIO


Expiration Date             Contracts to Deliver/Receive         Position          Unrealized Appreciation
(Depreciation)
-------------------------------------------------------------------------------------------------------------------------
December 1999               11 S&P 500 Index Futures             Long              $ 85,425
-------------------------------------------------------------------------------------------------------------------------
March 2000                  6 S&P 500 Index Futures              Long               (23,250)
-------------------------------------------------------------------------------------------------------------------------
                                                                                   $ 62,175
-------------------------------------------------------------------------------------------------------------------------

CONSERVATIVE GROWTH PORTFOLIO


Expiration Date             Contracts to Deliver/Receive         Position          Unrealized Appreciation
(Depreciation)
-------------------------------------------------------------------------------------------------------------------------
December 1999               12 Russell 2000 Index Futures        Short             $ 81,313
-------------------------------------------------------------------------------------------------------------------------
March 2000                  5 Russell 2000 Index Futures         Long               (12,050)
-------------------------------------------------------------------------------------------------------------------------
December 1999               8 S&P 500 Index Futures              Short               68,400
-------------------------------------------------------------------------------------------------------------------------
March 2000                  5 S&P 500 Index Futures              Long               (19,375)
-------------------------------------------------------------------------------------------------------------------------
                                                                                   $118,288
-------------------------------------------------------------------------------------------------------------------------

MODERATE GROWTH PORTFOLIO


Expiration Date             Contracts to Deliver/Receive         Position          Unrealized Appreciation
(Depreciation)
-------------------------------------------------------------------------------------------------------------------------
December 1999               31 Russell 2000 Index Futures        Short             $204,150
-------------------------------------------------------------------------------------------------------------------------
March 2000                  15 Russell 2000 Index Futures        Long               (34,700)
-------------------------------------------------------------------------------------------------------------------------
December 1999               22 S&P 500 Index Futures             Long               182,260
-------------------------------------------------------------------------------------------------------------------------
March 2000                  11 S&P 500 Index Futures             Short              (42,625)
-------------------------------------------------------------------------------------------------------------------------
                                                                                   $309,085
-------------------------------------------------------------------------------------------------------------------------

GROWTH PORTFOLIO


Expiration Date             Contracts to Deliver/Receive         Position          Unrealized Appreciation
(Depreciation)
-------------------------------------------------------------------------------------------------------------------------
December 1999               22 Russell 2000 Index Futures        Short             $143,712
-------------------------------------------------------------------------------------------------------------------------
March 2000                  14 Russell 2000 Index Futures        Long               115,712
-------------------------------------------------------------------------------------------------------------------------
December 1999               10 S&P 500 Index Futures             Short              (22,650)
-------------------------------------------------------------------------------------------------------------------------
March 2000                  8 S&P 500 Index Futures              Long               (31,000)
-------------------------------------------------------------------------------------------------------------------------
                                                                                   $205,775
-------------------------------------------------------------------------------------------------------------------------

Foreign Exchange Contracts

The Funds may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Funds may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Funds' securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. For the year ended November 30, 1999, there were no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Funds may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds' current yield and total return.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                                                        Income Portfolio

----------------------------------------------------------
Year Ended November 30                                                        1999                          1998
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                 Shares         Amount
Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         3,910,942    $ 41,820,942      2,994,554
$ 32,643,234
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                             356,933       3,817,907
223,280        2,420,840
-------------------------------------------------------------
Shares redeemed                                                    (3,231,903)    (34,562,713)    (2,496,345)
(27,198,765)
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS         1,035,972    $ 11,076,136        721,489
$  7,865,309
-----------------------------------------------------------------------------------------------------------------------------


Year Ended November 30                                                        1999                          1998
-----------------------------------------------------------------------------------------------------------------------------
Select Shares                                                         Shares         Amount
Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         1,511,648    $ 16,195,043      1,622,667
$ 17,663,316
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                             210,519       2,258,951
124,219        1,345,969
-------------------------------------------------------------
Shares redeemed                                                    (1,690,983)    (18,010,840)      (995,122)
(10,820,875)
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS                   31,184    $    443,154        751,764
$  8,188,410
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                       1,067,156    $ 11,519,290      1,473,253
$ 16,053,719
-----------------------------------------------------------------------------------------------------------------------------


                                                                                Conservative Growth Portfolio

----------------------------------------------------------
Year Ended November 30                                                        1999                          1998
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                 Shares         Amount
Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         3,354,992    $ 39,647,637      4,601,113
$ 54,040,432
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                             728,470       8,481,382
793,142        9,082,092
-------------------------------------------------------------
Shares redeemed                                                    (5,918,228)    (69,640,434)    (4,451,572)
(52,304,895)
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM INSTITUTIONAL SHARE
  TRANSACTIONS                                                     (1,834,766)   $(21,511,415)       942,683
$ 10,817,629
-----------------------------------------------------------------------------------------------------------------------------


Year Ended November 30                                                        1999                          1998
-----------------------------------------------------------------------------------------------------------------------------
Select Shares                                                         Shares         Amount
Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         1,742,322    $ 20,605,633      2,018,630
$ 23,770,418
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                             347,320       4,046,883
326,837        3,745,165
-------------------------------------------------------------
Shares redeemed                                                    (1,759,212)    (20,755,191)    (1,141,885)
(13,394,232)
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS                  330,430    $  3,897,325      1,203,582
$ 14,121,351
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                      (1,504,336)   $(17,614,090)     2,146,265
$ 24,938,980
-----------------------------------------------------------------------------------------------------------------------------


                                                                                   Moderate Growth Portfolio

----------------------------------------------------------
Year Ended November 30                                                        1999                          1998
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                 Shares         Amount
Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         6,036,374    $ 79,200,918      5,057,393
$ 64,381,325
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                             725,753       9,138,768
901,670       11,036,443
-------------------------------------------------------------
Shares redeemed                                                    (7,512,230)    (98,734,110)    (5,245,337)
(66,680,577)
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS          (750,103)   $(10,394,424)       713,726
$  8,737,191
-----------------------------------------------------------------------------------------------------------------------------


Year Ended November 30                                                        1999                          1998
-----------------------------------------------------------------------------------------------------------------------------
Select Shares                                                         Shares         Amount
Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         1,984,608    $ 25,969,353      2,438,806
$ 31,122,663
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions             438,611       5,502,383
491,916        6,001,461
 declared
-------------------------------------------------------------
Shares redeemed                                                    (2,088,033)    (27,301,301)    (1,742,294)
(22,163,299)
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS                  335,186    $  4,170,435      1,188,428
$ 14,960,825
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                        (414,917)   $ (6,223,989)     1,902,154
$ 23,698,016
-----------------------------------------------------------------------------------------------------------------------------


                                                                                        Growth Portfolio

----------------------------------------------------------
Year Ended November 30                                                        1999                          1998
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                 Shares         Amount
Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         2,005,583    $ 29,171,009      2,569,836
$ 34,985,268
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                             362,222       4,875,142
345,374        4,473,527
-------------------------------------------------------------
Shares redeemed                                                    (2,448,764)    (35,216,512)    (2,291,789)
(31,303,549)
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS           (80,959)   $ (1,170,361)       623,421
$  8,155,246
-----------------------------------------------------------------------------------------------------------------------------


Year Ended November 30                                                        1999                          1998
-----------------------------------------------------------------------------------------------------------------------------
Select Shares                                                         Shares         Amount
Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         1,637,849    $ 23,348,993      1,786,848
$ 24,353,594
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                             252,468       3,380,597
204,251        2,635,791
-------------------------------------------------------------
Shares redeemed                                                    (1,793,905)    (25,906,788)      (921,602)
(12,517,002)
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS                   96,412    $    822,802      1,069,497
$ 14,472,383
-----------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                          15,453    $   (347,559)     1,692,918
$ 22,627,629
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Funds' average daily net assets.

  The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Funds' advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Funds. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Funds' Select Shares. The Plan provides that the Funds may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds' shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of the Funds' average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended November 30, 1999, Income Portfolio and Conservative Growth Portfolio, engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:


Portfolio Name                        Purchases            Sales
---------------------------------------------------------------------
Income Portfolio                      $35,465,657         $28,599,817
---------------------------------------------------------------------
Conservative Growth Portfolio         $40,905,118         $43,296,765
---------------------------------------------------------------------


General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1999, were as follows:


Portfolio Name                                   Purchases             Sales
--------------------------------------------------------------------------------
Income Portfolio                                $127,404,830        $116,614,220
--------------------------------------------------------------------------------
Conservative Growth Portfolio                   $208,566,885        $224,936,286
--------------------------------------------------------------------------------
Moderate Growth Portfolio                       $284,026,924        $296,889,149
--------------------------------------------------------------------------------
Growth Portfolio                                $165,643,385        $176,273,314
--------------------------------------------------------------------------------

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

 At November 30, 1999, the diversification of industries for non-U.S. issuers was as follows:


Income Portfolio
------------------------------------------------------------
                                   Percent of
Industry                                          Net Assets
------------------------------------------------------------
Agency                                            0.2%
------------------------------------------------------------
Banking                                           1.1
------------------------------------------------------------
Cellular                                          0.1
------------------------------------------------------------
Financial Intermediaries                          0.1
------------------------------------------------------------
Forest Products                                   0.3
------------------------------------------------------------
Metals & Mining                                   0.6
------------------------------------------------------------
Sovereign                                         2.8
------------------------------------------------------------
Sovereign Government                              0.7
------------------------------------------------------------
Supranational                                     0.1
------------------------------------------------------------
Utilities                                         0.1
------------------------------------------------------------


Conservative Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
                                              Percent
of                                                              Percent of
Industry                                      Net Assets
Industry                                      Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Agency                                        0.2%                      Industrial
Components                         0.1%
----------------------------------------------------------------------------------------------------------------------------------
Appliances & Household Durables               0.2
Insurance                                     0.1
----------------------------------------------------------------------------------------------------------------------------------
Banking                                       0.9
Merchandising                                 0.3
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting & Publishing                     0.2                       Metals &
Mining                               0.2
----------------------------------------------------------------------------------------------------------------------------------
Business & Public Services                    0.2                       Recreation, Other Consumer
Goods              0.1
----------------------------------------------------------------------------------------------------------------------------------
Cellular/Wireless                             0.2
Sovereign                                     3.5
----------------------------------------------------------------------------------------------------------------------------------
Data Processing & Reproduction                0.1                       Sovereign
Government                          1.0
----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                      0.3
State/Provincial                              0.1
----------------------------------------------------------------------------------------------------------------------------------
Electrical Components, Instruments            0.5
Telecommunications                            0.5
----------------------------------------------------------------------------------------------------------------------------------
Energy Sources                                0.2
Transportation                                0.1
----------------------------------------------------------------------------------------------------------------------------------
Financial Intermediaries                      0.1
Utilities                                     0.1
----------------------------------------------------------------------------------------------------------------------------------
Financial Services                            0.2                       Utilities Electric &
Gas                      0.1
----------------------------------------------------------------------------------------------------------------------------------
Forest Products                               0.3                       Wholesale & International
Trade               0.1
----------------------------------------------------------------------------------------------------------------------------------
Health & Personal Care                        0.1
----------------------------------------------------------------------------------------------------------------------------------


Moderate
----------------------------------------------------------------------------------------------------------------------------------
                                              Percent
of                                                              Percent of
Industry                                      Net Assets
Industry                                      Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Agency                                        0.2%
Insurance                                     0.3
----------------------------------------------------------------------------------------------------------------------------------
Appliances & Household Durables               0.6                       Leisure and
Tourism                           0.1
----------------------------------------------------------------------------------------------------------------------------------
Automobile                                    0.1                       Machinery &
Engineering                       0.1
----------------------------------------------------------------------------------------------------------------------------------
Banking                                       1.5
Merchandising                                 0.7
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting & Publishing                     0.6                       Metals &
Mining                               0.1
----------------------------------------------------------------------------------------------------------------------------------
Building Materials                            0.1                       Metals Non
Ferrous                            0.1
----------------------------------------------------------------------------------------------------------------------------------
Business & Public Services                    0.9
Multi-Industry                                0.2
----------------------------------------------------------------------------------------------------------------------------------
Cellular                                      0.2
Other                                         0.3
----------------------------------------------------------------------------------------------------------------------------------
Construction & Housing                        0.1                       Real
Estate                                   0.1
----------------------------------------------------------------------------------------------------------------------------------
Data Processing & Reproduction                0.4                       Recreation, Other Consumer
Goods              0.3
----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                      1.0
Sovereign                                     2.9
----------------------------------------------------------------------------------------------------------------------------------
Electrical Components, Instruments            1.5                       Sovereign
Government                          0.7
----------------------------------------------------------------------------------------------------------------------------------
Energy Sources                                0.6
State/Provincial                              0.2
----------------------------------------------------------------------------------------------------------------------------------
Financial Intermediaries                      0.1
Telecommunications                            2.0
----------------------------------------------------------------------------------------------------------------------------------
Financial Services                            0.9
Transportation                                0.3
----------------------------------------------------------------------------------------------------------------------------------
Food & Household Products                     0.1
Utilities                                     0.2
----------------------------------------------------------------------------------------------------------------------------------
Forest Products                               0.3                       Utilities Electric &
Gas                      0.2
----------------------------------------------------------------------------------------------------------------------------------
Health & Personal Care                        0.4                       Wholesale & International
Trade               0.3
----------------------------------------------------------------------------------------------------------------------------------
Industrial Components                         0.2
----------------------------------------------------------------------------------------------------------------------------------


Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
                                              Percent
of                                                              Percent of
Industry                                      Net Assets
Industry                                        Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Agency                                        0.2%                    Industrial
Components                           0.3%
----------------------------------------------------------------------------------------------------------------------------------
Appliances & Household Durables               0.8
Insurance                                       0.2
----------------------------------------------------------------------------------------------------------------------------------
Automobile                                    0.1                     Leisure and
Tourism                             0.1
----------------------------------------------------------------------------------------------------------------------------------
Banking                                       1.3                     Machinery &
Engineering                         0.2
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting & Publishing                     0.6
Merchandising                                   0.7
----------------------------------------------------------------------------------------------------------------------------------
Building Materials                            0.2                     Metal -
Steel                                   0.1
----------------------------------------------------------------------------------------------------------------------------------
Business & Public Services                    1.3
Multi-Industry                                  0.2
----------------------------------------------------------------------------------------------------------------------------------
Cellular                                      0.3
Other                                           0.3
----------------------------------------------------------------------------------------------------------------------------------
Construction & Housing                        0.2                     Publishing -
Newspapers                         0.2
----------------------------------------------------------------------------------------------------------------------------------
Data Processing & Reproduction                0.4                     Real
Estate                                     0.2
----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                      1.3                     Recreation, Other Consumer
Goods                0.4
----------------------------------------------------------------------------------------------------------------------------------
Electrical Components, Instruments            2.0
Sovereign                                       2.5
----------------------------------------------------------------------------------------------------------------------------------
Energy Sources                                0.7                     Sovereign
Government                            0.4
----------------------------------------------------------------------------------------------------------------------------------
Financial Intermediaries                      0.1
State/Provincial                                0.1
----------------------------------------------------------------------------------------------------------------------------------
Financial Services                            1.1
Telecommunications                              2.6
----------------------------------------------------------------------------------------------------------------------------------
Food & Household Products                     0.1
Transportation                                  0.4
----------------------------------------------------------------------------------------------------------------------------------
Forest Products                               0.1                     Utilities Electric &
Gas                        0.2
----------------------------------------------------------------------------------------------------------------------------------
Health & Personal Care                        0.6                     Wholesale & International
Trade                 0.3
----------------------------------------------------------------------------------------------------------------------------------

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Trust's Board of Trustees, upon the recommendation of its Audit Committee requested and subsequently accepted the resignation of Arthur Andersen ("AA") as the Funds' independent auditors. AA's reports on the Funds' financial statements for the fiscal year ended November 30, 1997 and November 30, 1998, contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended November 30, 1997 and November 30, 1998:
(i) there was no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with is reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulated S-K under the Securities Exchange Act of 1934, as amended.

  The Trust, by action of its Directors, upon the recommendation of its Audit Committee of the Board, has engaged Deloitte & Touche LLP ("D&T") as the independent auditors to audit the Funds' financial statements for the fiscal year ended November 30, 1999. During the Funds' fiscal years ended November 30, 1997 and November 30, 1998, neither the Trust nor anyone on its behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MANAGED SERIES TRUST:

Federated Managed Income Portfolio

Federated Managed Conservative Growth Portfolio

Federated Managed Moderate Growth Portfolio

Federated Managed Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Income Portfolio, Federated Managed Conservative Growth Portfolio, Federated Managed Moderate Growth Portfolio and Federated Managed Growth Portfolio (the "Funds") as of November 30, 1999, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1998, and the financial highlights for each of the periods in the four years ended November 30, 1998, were audited by other auditors whose report, dated January 15, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Managed Income Portfolio, Federated Managed Conservative Growth Portfolio, Federated Managed Moderate Growth Portfolio and Federated Managed Growth Portfolio as of November 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
January 14, 2000


Trustees/1/

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

1  Trustees as of January 1, 2000.

Officers

JOHN F. DONAHUE
Chairman

GLEN R. JOHNSON
President

J. CHRISTOPHER DONAHUE
Executive Vice President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

C. GRANT ANDERSON
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning each fund's objectives and policies, management fees, expenses, and other information.


Notes


[LOGO OF FEDERATED INVESTORS]

Federated Managed Allocation Portfolios
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 314212804 Cusip 314212705 Cusip 314212408 Cusip 314212309 Cusip 314212606
Cusip 314212507 Cusip 314212200 Cusip 314212101

G00873-06 (1/00)

Federated is a registered mark
of Federated Investors, Inc.
2000 (C)Federated Investors, Inc.

[RECYCLED PAPER LOGO]



[LOGO OF FEDERATED INVESTORS]

World-Class Investment Manager(R)

Federated
Managed
Allocation
Portfolios

Federated Managed Income Portfolio

Federated Managed Conservative Growth Portfolio

Federated Managed Moderate Growth Portfolio

Federated Managed Growth Portfolio

ANNUAL REPORT
TO SHAREHOLDERS

A N N U A L  R E P O R T


APPENDIX

A. The graphic representation here displayed consists of a legend in the top left indicating the components of the corresponding line graph. Federated Managed Income Portfolio (formerly, Federated Managed Income Fund) (Institutional Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Government/Corporate Index (LBG/CI) is represented by a dotted line. Managed Income Indices Blend (MIIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical$25,000 investment in the Fund, the LBG/CI, and the MIIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/99. The "y" axis reflects the cost of investment in $5,000 increments ranging from $20,000 to $40,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBG/CI and the MIIB; the ending values are $37,427, $36,522,and $39,163, respectively. Above the line graph are the one-year, five-years and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1999; the Average Annual Total Returns are 1.22%, 8.29% and 7.59%,respectively.

B. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Income Portfolio (formerly, Federated Managed Income Fund) (Select Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Government/Corporate Index (LBG/CI) is represented by a dotted line. The Managed Income Indices Blend (MIIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the LBG/CI, and the MIIB. The "x" axis reflects computation periods from5/25/94 to 11/30/99. The "y" axis reflects the cost of investment in $5,000increments ranging from $5,000 to $20,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBG/CI and the MIIB; the ending values are $14,394, $14,609, and $15,665, respectively. Above the legend are the one-year, five-years and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1999; the Average Annual Total Returns are 0.52%, 7.50% and 6.82%, respectively.

C. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Conservative Growth Portfolio (formerly, Federated Managed Growth and Income Fund) (Institutional Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Government/Corporate Index (LBG/CI) is represented by a dotted line. Managed Conservative Growth Indices Blend (MCGIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $25,000 investment in the Fund, the LBG/CI, and the MCGIB. The "x" axis reflects computation periods from5/25/94 to 11/30/99. The "y" axis reflects the cost of investment in $10,000increments ranging from $20,000 to $50,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBG/CI and the MCGIB; the ending values are $41,820, $36,522, and $45,647, respectively. Above the legend are the one-year, five-years and Start of Performance (5/25/94) Average Annual Total Returns for the period ended November 30, 1999; the Average Annual Total Returns are 5.11%, 10.84% and 9.77%, respectively.

D. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Conservative Growth Portfolio (formerly, Federated Managed Growth and Income Fund) (Select Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Government/Corporate Index (LBG/CI) is represented by a dotted line. Managed Conservative Growth Indices Blend (MCGIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the LBG/CI, and the MCGIB. The "x" axis reflects computation periods from5/25/94 to 11/30/99. The "y" axis reflects the cost of investment in $5,000increments ranging from $5,000 to $20,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBG/CI and the MCGIB; the ending values are $16,107, $14,609, and $18,259, respectively. Above the legend are the one-year, five-years and Start of Performance (5/25/94) Average Annual Total Returns for the period ended November 30, 1999; the Average Annual Total Returns are 4.29%, 10.09% and 9.02%, respectively.

E. The graphic representation here displayed consists of a boxed legend in thetop left indicating the components of the corresponding line graph. Federated Managed Moderate Growth Portfolio (formerly, Federated Managed Growth Fund (Institutional Shares) (the "Fund") is represented by a solid black line. The Standard and Poor's 500 (S&P 500) is represented by a dotted line. Managed Moderate Growth Indices Blend (MMGIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $25,000 investment in the Fund, the S&P 500, and the MMGIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/99. The "y" axis reflects the cost of investment in $20,000 increments ranging from$20,000 to $100,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the MMGIB; the ending values are $47,401, $85,178, and $52,751, respectively. Above the legend are the one-year, five-years and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1999; the Average Annual Total Returns are 11.00%, 13.79% and 12.29%, respectively.

F. The graphic representation here displayed consists of a boxed legend in thetop left indicating the components of the corresponding line graph. Federated Managed Moderate Growth Portfolio (formerly, Federated Managed Growth Fund (Select Shares) (the "Fund") is represented by a solid black line. The Standard and Poor's 500 (S&P 500) is represented by a dotted line. Managed Moderate Growth Indices Blend (MMGIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the S&P 500, and the MMGIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/99. The "y" axis reflects the cost of investment in $5,000 increments ranging from$5,000 to $35,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the MMGIB; the ending values are $18,253, $34,071, and $21,100, respectively. Above the legend are the one-year, five-years and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1999; the Average Annual Total Returns are 10.26%, 12.99% and 11.52%, respectively.

G. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Growth Fund (formerly, Federated Managed Aggressive Growth Fund) (Institutional Shares) (the "Fund") is represented by a solid black line. The Standard and Poor's 500 (S&P 500) is represented by a dotted line. Managed Growth Indices Blend (MGIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $25,000 investment in the Fund, the S&P 500, and the MGIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/98. The "y" axis reflects the cost of investment in $10,000increments ranging from $20,000 to $80,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the MGIB; the ending values are $50,454, $85,178, and $57,101, respectively. Above the legend are the one-year, five-year and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1999; the Average Annual Total Returns are 14.83%, 15.28% and 13.56%, respectively.

H. The graphic representation here displayed consists of a boxed legend in the top left indicating the components of the corresponding line graph. Federated Managed Growth Fund (formerly, Federated Managed Aggressive Growth Fund) (Select Shares) (the "Fund") is represented by a solid black line. The Standard and Poor's 500 (S&P 500) is represented by a dotted line. Managed Growth Indices Blend (MGIB) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the S&P 500, and the MGIB. The "x" axis reflects computation periods from 5/25/94 to 11/30/98. The "y" axis reflects the cost of investment in $5,000 increments ranging from $5,000 to $35,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the MGIB; the ending values are $19,593, $34,071, and $22,840, respectively. Above the legend are the one-year, five-year and Start of Performance (5/25/94) Average Annual Total Returns for the for the period ended November 30, 1999; the Average Annual Total Returns are 14.05%, 14.52% and 12.82%, respectively.